UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Shareholder Report.

(a) The Report to Shareholders is attached herewith.

Semi-Annual Report
June 30, 2021
Elfun Funds
Elfun International Equity Fund
Elfun Trusts
Elfun Diversified Fund
Elfun Tax-Exempt Income Fund
Elfun Income Fund
Elfun Government Money Market Fund

Elfun Funds
Semi-Annual Report
June 30, 2021 (Unaudited)

This report has been prepared for shareholders and may be distributed to others only if accompanied with a current prospectus and/or summary prospectus.

[This page intentionally left blank]

Elfun Funds
Notes to Performance — June 30, 2021 (Unaudited)
Information on the following performance pages relates to the Elfun Funds.
Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Funds’ website at www.ssga.com for the most recent month-end performance data.
A portion of the Elfun Tax-Exempt Income Fund’s income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.
An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the Elfun Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.
Notes to Performance	1

Elfun International Equity Fund
Fund Information — June 30, 2021 (Unaudited)
Sector Allocation
Portfolio Composition as a % of Fair Value of $207,033 (in thousands) as of June 30, 2021 (a)(b)
Top Ten Largest Holdings
as of June 30, 2021 (as a % of Fair Value) (a)(b)
Nestle S.A.	3.59%
ASML Holding N.V.	3.45%
Schneider Electric SE	3.29%
LVMH Moet Hennessy Louis Vuitton SE	3.11%
Novartis AG	2.95%
AIA Group Ltd.	2.92%
Roche Holding AG	2.89%
AstraZeneca PLC	2.80%
Air Liquide S.A.	2.73%
Hoya Corp.	2.59%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund - Class G Shares and State Street Treasury Money Market Fund - Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
2	Elfun International Equity Fund

Elfun International Equity Fund
Understanding Your Fund’s Expenses — June 30, 2021 (Unaudited)
As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2021.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the
beginning of the period January 1, 2021	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2021	$1,070.50	$1,022.90
Expenses Paid During Period*	$ 1.95	$ 1.91
*	Expenses are equal to the Fund's annualized expense ratio of 0.38% (for the period January 1, 2021 - June 30, 2021), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Elfun International Equity Fund	3

Elfun International Equity Fund
Schedule of Investments — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 96.3% †
Australia - 1.8%
BHP Group PLC	129,626	$ 3,814,231
Brazil - 1.0%
Itau Unibanco Holding S.A. ADR (a)	345,626	2,077,212
Canada - 1.1%
Brookfield Asset Management Inc., Class A	46,839	2,392,068
Brookfield Asset Management Reinsurance Partners Ltd., Class A (b)	323	17,085
		2,409,153
China - 0.5%
Alibaba Group Holding Ltd. ADR (b)	4,978	1,128,911
France - 20.2%
Air Liquide S.A.	32,280	5,652,554
AXA S.A.	130,371	3,306,272
BNP Paribas S.A.	68,053	4,266,825
Dassault Systemes SE	11,135	2,700,423
LVMH Moet Hennessy Louis Vuitton SE	8,210	6,438,578
Safran S.A.	32,196	4,464,152
Schneider Electric SE	43,260	6,806,757
Vivendi SE	109,924	3,693,069
Worldline S.A. (b)(c)	51,766	4,846,074
		42,174,704
Germany - 6.7%
adidas AG	8,100	3,015,259
HeidelbergCement AG	40,143	3,443,790
Infineon Technologies AG	88,927	3,566,609
SAP SE	28,383	4,000,085
		14,025,743
Hong Kong - 2.9%
AIA Group Ltd.	486,967	6,051,149
Ireland - 1.5%
Kerry Group PLC, Class A	22,039	3,078,828
Japan - 23.7%
Daikin Industries Ltd.	24,000	4,473,917
Disco Corp.	11,000	3,364,717
FANUC Corp.	7,800	1,883,061
	Number of Shares	Fair Value
Fast Retailing Company Ltd.	4,120	$ 3,104,384
Hoya Corp.	40,452	5,368,573
Kao Corp.	36,700	2,260,064
Komatsu Ltd.	104,800	2,606,545
Mitsubishi UFJ Financial Group Inc.	773,626	4,182,836
Murata Manufacturing Company Ltd.	48,091	3,675,177
Nidec Corp.	14,673	1,702,089
Recruit Holdings Company Ltd.	100,100	4,933,300
Secom Company Ltd.	26,300	2,000,876
Shimadzu Corp.	78,657	3,043,804
Shiseido Company Ltd.	56,762	4,178,776
Tokio Marine Holdings Inc.	62,898	2,894,702
		49,672,821
Netherlands - 7.2%
ASML Holding N.V. (a)	10,393	7,141,143
ING Groep N.V.	307,846	4,066,933
Koninklijke DSM N.V.	20,217	3,773,720
		14,981,796
Norway - 1.5%
Equinor ASA	145,138	3,072,705
Portugal - 1.0%
Galp Energia SGPS S.A.	187,558	2,035,635
Spain - 3.8%
Cellnex Telecom S.A. (c)	54,624	3,479,908
Industria de Diseno Textil S.A.	126,384	4,452,901
		7,932,809
Sweden - 2.2%
Assa Abloy AB, Class B	154,284	4,650,809
Switzerland - 9.9%
Givaudan S.A.	242	1,126,550
Nestle S.A.	59,643	7,434,485
Novartis AG	67,031	6,114,625
Roche Holding AG	15,848	5,975,897
		20,651,557
Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Company Ltd.	134,900	2,880,772

See Notes to Schedules of Investments and Notes to Financial Statements.
4	Elfun International Equity Fund

Elfun International Equity Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
United Kingdom - 9.9%
Ashtead Group PLC	59,520	$ 4,410,491
AstraZeneca PLC	48,300	5,793,649
London Stock Exchange Group PLC	39,012	4,295,283
Prudential PLC	176,924	3,356,994
Vodafone Group PLC	1,698,757	2,847,544
		20,703,961
Total Common Stock (Cost $131,631,074)		201,342,796
Short-Term Investments - 2.7%
State Street Institutional Treasury Money Market Fund - Premier Class 0.01% (a)(d)(e)	2,961,366	2,961,366
	Number of Shares	Fair Value
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (a)(d)(e)	2,728,768	$ 2,728,768
Total Short-Term Investments (Cost $5,690,134)		5,690,134
Total Investments (Cost $137,321,208)		207,032,930
Other Assets and Liabilities, net - 1.0%		2,003,128
NET ASSETS - 100.0%		$ 209,036,058

Other Information:
The Fund had the following long futures contracts open at June 30, 2021:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	September 2021	36	$ 4,205,723	$ 4,147,380	$ (58,343)
During the period ended June 30, 2021, average notional values related to long and short futures contracts was $1,556,583 and $46,371, respectively.
Notes to Schedule of Investments – June 30, 2021 (Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2021, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Non-income producing security.
(c)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to $8,325,982 or 3.98% of the net assets of the Elfun International Equity Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2021.
Abbreviations:
ADR - American Depositary Receipt

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun International Equity Fund	5

Elfun International Equity Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 201,342,796	$ —	$ —	$ 201,342,796
Short-Term Investments	5,690,134	—	—	5,690,134
Total Investments in Securities	$ 207,032,930	$ —	$ —	$ 207,032,930
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$ (58,343)	$ —	$ —	$ (58,343)
Total Other Financial Instruments	$ (58,343)	$ —	$ —	$ (58,343)
The Fund was invested in the following sectors at June 30, 2021 (unaudited):
Sector	Percentage (based on Fair Value)
Pharmaceuticals	8.64%
Diversified Banks	7.05%
Packaged Foods & Meats	5.08%
Semiconductor Equipment	5.08%
Apparel, Accessories & Luxury Goods	4.57%
Life & Health Insurance	4.54%
Building Products	4.41%
Electrical Components & Equipment	4.11%
Apparel Retail	3.65%
Application Software	3.23%
Semiconductors	3.11%
Personal Products	3.11%
Industrial Gases	2.73%
Healthcare Supplies	2.59%
Integrated Oil & Gas	2.46%
Human Resource & Employment Services	2.38%
Specialty Chemicals	2.37%
Data Processing & Outsourced Services	2.34%
Aerospace & Defense	2.16%
Trading Companies & Distributors	2.13%
Financial Exchanges & Data	2.07%
Diversified Metals & Mining	1.84%
Movies & Entertainment	1.78%
Electronic Components	1.77%
Integrated Telecommunication Services	1.68%
Construction Materials	1.67%
Multi-Line Insurance	1.60%
Electronic Equipment & Instruments	1.47%
Property & Casualty Insurance	1.40%
Wireless Telecommunication Services	1.38%
Construction Machinery & Heavy Trucks	1.26%
Asset Management & Custody Banks	1.16%
Security & Alarm Services	0.97%
Industrial Machinery	0.91%
See Notes to Schedules of Investments and Notes to Financial Statements.
6	Elfun International Equity Fund

Elfun International Equity Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
Sector	Percentage (based on Fair Value)
Internet & Direct Marketing Retail	0.55%
97.25%
Short-Term Investments
Short-Term Investments	2.75%
100.00%
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	1,998,676	$1,998,676	$ 7,366,768	$ 6,404,078	$—	$—	2,961,366	$2,961,366	$ 64
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,981,767	1,981,767	7,366,692	6,619,691	—	—	2,728,768	2,728,768	292
TOTAL		$3,980,443	$14,733,460	$13,023,769	$—	$—		$5,690,134	$356
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun International Equity Fund	7

Elfun Trusts
Fund Information — June 30, 2021 (Unaudited)
Sector Allocation
Portfolio Composition as a % of Fair Value of $3,863,056 (in thousands) as of June 30, 2021 (a)(b)
Top Ten Largest Holdings
as of June 30, 2021 (as a % of Fair Value) (a)(b)
Microsoft Corp.	6.35%
Alphabet Inc., Class C	5.10%
Amazon.com Inc.	5.03%
Apple Inc.	4.70%
JPMorgan Chase & Co.	4.22%
Facebook Inc., Class A	4.21%
Visa Inc., Class A	4.10%
United Rentals Inc.	2.89%
Honeywell International Inc.	2.79%
QUALCOMM Inc.	2.77%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
8	Elfun Trusts

Elfun Trusts
Understanding Your Fund’s Expenses — June 30, 2021 (Unaudited)
As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2021.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the
beginning of the period January 1, 2021	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2021	$1,157.00	$1,023.90
Expenses Paid During Period*	$ 0.96	$ 0.90
*	Expenses are equal to the Fund's annualized expense ratio of 0.18% (for the period January 1, 2021 - June 30, 2021), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Elfun Trusts	9

Elfun Trusts
Schedule of Investments — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 99.4% †
Apparel Retail - 2.1%
Ross Stores Inc.	647,700	$ 80,314,800
Application Software - 2.5%
salesforce.com Inc. (a)	273,949	66,917,522
Splunk Inc. (a)	205,422	29,699,913
		96,617,435
Biotechnology - 1.1%
Vertex Pharmaceuticals Inc. (a)	210,242	42,391,094
Cable & Satellite - 1.3%
Charter Communications Inc., Class A (a)	69,900	50,429,355
Construction Materials - 1.1%
Martin Marietta Materials Inc.	121,700	42,815,277
Data Processing & Outsourced Services - 6.5%
Fidelity National Information Services Inc.	432,249	61,236,716
Mastercard Inc., Class A	90,000	32,858,100
Visa Inc., Class A	676,600	158,202,612
		252,297,428
Diversified Banks - 4.2%
JPMorgan Chase & Co.	1,047,121	162,869,200
Electronic Components - 1.6%
Corning Inc.	1,557,400	63,697,660
Financial Exchanges & Data - 2.5%
CME Group Inc.	212,857	45,270,427
S&P Global Inc.	126,900	52,086,105
		97,356,532
Healthcare Equipment - 2.1%
Boston Scientific Corp. (a)	1,906,403	81,517,792
Home Improvement Retail - 2.6%
Lowe's Companies Inc.	523,149	101,475,212
Industrial Conglomerates - 2.8%
Honeywell International Inc.	492,000	107,920,200
Industrial Gases - 1.8%
Air Products & Chemicals Inc.	248,500	71,488,480
	Number of Shares	Fair Value
Industrial Machinery - 1.5%
Parker-Hannifin Corp.	191,700	$ 58,872,987
Interactive Media & Services - 11.6%
Alphabet Inc., Class C (a)	78,700	197,247,383
Alphabet Inc., Class A (a)	35,900	87,660,261
Facebook Inc., Class A (a)	467,692	162,621,185
		447,528,829
Internet & Direct Marketing Retail - 5.7%
Alibaba Group Holding Ltd. ADR (a)	114,200	25,898,276
Amazon.com Inc. (a)	56,500	194,369,040
		220,267,316
Managed Healthcare - 2.8%
UnitedHealth Group Inc.	266,956	106,899,861
Movies & Entertainment - 2.3%
The Walt Disney Co. (a)	502,200	88,271,694
Multi-Utilities - 1.2%
Sempra Energy	350,997	46,500,083
Oil & Gas Equipment & Services - 1.3%
Schlumberger N.V.	1,552,000	49,679,520
Oil & Gas Exploration & Production - 1.6%
ConocoPhillips	1,037,500	63,183,750
Packaged Foods & Meats - 1.7%
Mondelez International Inc., Class A	1,044,483	65,217,519
Pharmaceuticals - 5.3%
Elanco Animal Health Inc. (a)	1,564,085	54,258,109
Johnson & Johnson	466,800	76,900,632
Merck & Company Inc.	956,776	74,408,469
		205,567,210
Property & Casualty Insurance - 1.7%
Chubb Ltd.	412,600	65,578,644
Regional Banks - 3.7%
First Republic Bank	357,300	66,875,841
Regions Financial Corp.	3,734,500	75,362,210
		142,238,051
Semiconductor Equipment - 2.6%
Applied Materials Inc.	694,100	98,839,840

See Notes to Schedules of Investments and Notes to Financial Statements.
10	Elfun Trusts

Elfun Trusts
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Semiconductors - 4.2%
QUALCOMM Inc.	749,200	$ 107,083,156
Texas Instruments Inc.	289,561	55,682,580
		162,765,736
Soft Drinks - 1.9%
PepsiCo Inc.	505,100	74,840,667
Specialized REITs - 1.9%
American Tower Corp.	271,629	73,377,858
Systems Software - 7.7%
Microsoft Corp.	905,435	245,282,341
ServiceNow Inc. (a)	92,170	50,652,024
		295,934,365
Technology Hardware, Storage & Peripherals - 4.7%
Apple Inc.	1,324,600	181,417,216
Trading Companies & Distributors - 2.9%
United Rentals Inc. (a)	350,167	111,706,775
Trucking - 0.9%
Lyft Inc., Class A (a)	555,800	33,614,784
Total Common Stock (Cost $1,790,634,551)		3,843,493,170
Short-Term Investments - 0.5%
State Street Institutional Treasury Money Market Fund - Premier Class 0.01% (b)(c)	10,724,237	10,724,237
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (b)(c)	8,838,601	8,838,601
Total Short-Term Investments (Cost $19,562,838)		19,562,838
Total Investments (Cost $1,810,197,389)		3,863,056,008
Other Assets and Liabilities, net - 0.1%		4,745,171
NET ASSETS - 100.0%		$ 3,867,801,179
Notes to Schedule of Investments – June 30, 2021 (Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2021.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Trusts	11

Elfun Trusts
Schedule of Investments, continued — June 30, 2021 (Unaudited)
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 3,843,493,170	$ —	$ —	$ 3,843,493,170
Short-Term Investments	19,562,838	—	—	19,562,838
Total Investments in Securities	$ 3,863,056,008	$ —	$ —	$ 3,863,056,008
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	23,915,719	$23,915,719	$39,875,124	$ 53,066,606	$—	$—	10,724,237	$10,724,237	$ 610
State Street Institutional U.S. Government Money Market Fund, Class G Shares	22,224,983	22,224,983	39,874,317	53,260,699	—	—	8,838,601	8,838,601	2,455
TOTAL		$46,140,702	$79,749,441	$106,327,305	$—	$—		$19,562,838	$3,065
See Notes to Schedules of Investments and Notes to Financial Statements.
12	Elfun Trusts

Elfun Diversified Fund
Fund Information — June 30, 2021 (Unaudited)
Sector Allocation
Portfolio Composition as a % of Fair Value of $216,382 (in thousands) as of June 30, 2021 (a)(b)
Top Ten Largest Equity Holdings
as of June 30, 2021 (as a % of Fair Value) (a)(b)
Apple Inc.	2.19%
Microsoft Corp.	2.08%
Amazon.com Inc.	1.50%
Facebook Inc., Class A	0.85%
Alphabet Inc., Class A	0.75%
Alphabet Inc., Class C	0.73%
Berkshire Hathaway Inc., Class B	0.54%
Tesla Inc.	0.53%
NVIDIA Corp.	0.51%
JPMorgan Chase & Co.	0.48%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund - Class G Shares, State Street Institutional Treasury Money Market Fund - Premier Class, and State Street Institutional Treasury Money Market Fund - Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
Elfun Diversified Fund	13

Elfun Diversified Fund
Understanding Your Fund’s Expenses — June 30, 2021 (Unaudited)
As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2021.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the
beginning of the period January 1, 2021	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2021	$1,074.40	$1,023.20
Expenses Paid During Period*	$ 1.65	$ 1.61
*	Expenses are equal to the Fund's annualized net expense ratio of 0.32% (for the period January 1, 2021 - June 30, 2021), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

14	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Domestic Equity - 36.7% †
Common Stock - 36.7%
Advertising - 0.0% *
Omnicom Group Inc. (a)	441	$ 35,276
The Interpublic Group of Companies Inc. (a)	866	28,136
		63,412
Aerospace & Defense - 0.6%
General Dynamics Corp. (a)	505	95,071
Howmet Aerospace Inc. (a)(b)	819	28,231
Huntington Ingalls Industries Inc. (a)	97	20,443
L3Harris Technologies Inc. (a)	448	96,835
Lockheed Martin Corp. (a)	541	204,687
Northrop Grumman Corp. (a)	339	123,203
Raytheon Technologies Corp. (a)	3,359	286,556
Teledyne Technologies Inc. (a)(b)	106	44,396
Textron Inc. (a)	498	34,247
The Boeing Co. (a)(b)	1,208	289,389
TransDigm Group Inc. (a)(b)	119	77,028
		1,300,086
Agricultural & Farm Machinery - 0.1%
Deere & Co. (a)	689	243,017
Agricultural Products - 0.0% *
Archer-Daniels-Midland Co. (a)	1,275	77,265
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc. (a)	276	25,853
Expeditors International of Washington Inc. (a)	372	47,095
FedEx Corp. (a)	534	159,308
United Parcel Service Inc., Class B (a)	1,584	329,425
		561,681
Airlines - 0.1%
Alaska Air Group Inc. (a)(b)	252	15,198
American Airlines Group Inc. (a)(b)	1,494	31,688
Delta Air Lines Inc. (a)(b)	1,500	64,890
Southwest Airlines Co. (a)(b)	1,280	67,955
	Number of Shares	Fair Value
United Airlines Holdings Inc. (a)(b)	736	$ 38,485
		218,216
Alternative Carriers - 0.0% *
Lumen Technologies Inc. (a)	2,074	28,186
Apparel Retail - 0.2%
L Brands Inc. (a)	487	35,093
Ross Stores Inc. (a)	775	96,100
The Gap Inc. (a)	530	17,835
The TJX Companies Inc. (a)	2,615	176,303
		325,331
Apparel, Accessories & Luxury Goods - 0.1%
Hanesbrands Inc. (a)	810	15,123
PVH Corp. (a)(b)	163	17,537
Ralph Lauren Corp. (a)	113	13,312
Tapestry Inc. (a)(b)	636	27,653
Under Armour Inc., Class A (a)(b)	479	10,131
Under Armour Inc., Class C (a)(b)	482	8,951
VF Corp. (a)	724	59,397
		152,104
Application Software - 0.9%
Adobe Inc. (a)(b)	1,057	619,021
ANSYS Inc. (a)(b)	193	66,983
Autodesk Inc. (a)(b)	481	140,404
Cadence Design Systems Inc. (a)(b)	645	88,249
Citrix Systems Inc. (a)	288	33,774
Intuit Inc. (a)	602	295,082
Paycom Software Inc. (a)(b)	106	38,528
PTC Inc. (b)	200	28,252
salesforce.com Inc. (a)(b)	2,047	500,021
Synopsys Inc. (a)(b)	344	94,872
Tyler Technologies Inc. (a)(b)	88	39,808
		1,944,994
Asset Management & Custody Banks - 0.3%
Ameriprise Financial Inc. (a)	252	62,718
BlackRock Inc. (a)	312	272,991
Franklin Resources Inc. (a)	592	18,938
Invesco Ltd. (a)	809	21,624
Northern Trust Corp. (a)	477	55,151
State Street Corp. (a)(c)	760	62,533
T Rowe Price Group Inc. (a)	496	98,193

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	15

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
The Bank of New York Mellon Corp. (a)	1,795	$ 91,958
		684,106
Auto Parts & Equipment - 0.0% *
BorgWarner Inc. (a)	539	26,163
Automobile Manufacturers - 0.7%
Ford Motor Co. (a)(b)	8,515	126,533
General Motors Co. (a)(b)	2,733	161,712
Tesla Inc. (a)(b)	1,696	1,152,771
		1,441,016
Automotive Retail - 0.1%
Advance Auto Parts Inc. (a)	135	27,694
AutoZone Inc. (a)(b)	47	70,134
CarMax Inc. (a)(b)	354	45,719
O'Reilly Automotive Inc. (a)(b)	152	86,064
		229,611
Biotechnology - 0.7%
AbbVie Inc. (a)	3,893	438,508
Alexion Pharmaceuticals Inc. (a)(b)	477	87,630
Amgen Inc. (a)	1,271	309,806
Biogen Inc. (a)(b)	333	115,308
Gilead Sciences Inc. (a)	2,776	191,155
Incyte Corp. (a)(b)	394	33,147
Regeneron Pharmaceuticals Inc. (a)(b)	230	128,464
Vertex Pharmaceuticals Inc. (a)(b)	568	114,526
		1,418,544
Brewers - 0.0% *
Molson Coors Beverage Co., Class B (a)(b)	381	20,456
Broadcasting - 0.1%
Discovery Inc., Class A (a)(b)	361	11,075
Discovery Inc., Class C (a)(b)	697	20,199
Fox Corp., Class A (a)	797	29,593
Fox Corp., Class B (a)	383	13,482
ViacomCBS Inc., Class B (a)	1,304	58,941
		133,290
Building Products - 0.1%
AO Smith Corp. (a)	300	21,618
Carrier Global Corp. (a)	1,713	83,252
	Number of Shares	Fair Value
Fortune Brands Home & Security Inc. (a)	291	$ 28,987
Johnson Controls International PLC (a)	1,602	109,945
Masco Corp. (a)	573	33,755
		277,557
Cable & Satellite - 0.4%
Charter Communications Inc., Class A (a)(b)	302	217,878
Comcast Corp., Class A (a)	10,125	577,327
DISH Network Corp., Class A (a)(b)	532	22,238
		817,443
Casinos & Gaming - 0.1%
Caesars Entertainment Inc. (b)	444	46,065
Las Vegas Sands Corp. (a)(b)	771	40,624
MGM Resorts International (a)	920	39,238
Penn National Gaming Inc. (b)	300	22,947
Wynn Resorts Ltd. (a)(b)	233	28,496
		177,370
Commodity Chemicals - 0.1%
Dow Inc. (a)	1,582	100,109
LyondellBasell Industries N.V., Class A (a)	591	60,796
		160,905
Communications Equipment - 0.3%
Arista Networks Inc. (a)(b)	127	46,013
Cisco Systems Inc. (a)	9,335	494,755
F5 Networks Inc. (a)(b)	144	26,879
Juniper Networks Inc. (a)	645	17,641
Motorola Solutions Inc. (a)	380	82,403
		667,691
Computer & Electronics Retail - 0.0% *
Best Buy Company Inc. (a)	506	58,180
Construction & Engineering - 0.0% *
Quanta Services Inc. (a)	258	23,367
Construction Machinery & Heavy Trucks - 0.2%
Caterpillar Inc. (a)	1,200	261,156
Cummins Inc. (a)	321	78,263
PACCAR Inc. (a)	751	67,027

See Notes to Schedules of Investments and Notes to Financial Statements.
16	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Westinghouse Air Brake Technologies Corp. (a)	399	$ 32,837
		439,283
Construction Materials - 0.0% *
Martin Marietta Materials Inc. (a)	133	46,791
Vulcan Materials Co. (a)	299	52,047
		98,838
Consumer Finance - 0.2%
American Express Co. (a)	1,434	236,940
Capital One Financial Corp. (a)	1,006	155,618
Discover Financial Services (a)	627	74,168
Synchrony Financial (a)	1,203	58,369
		525,095
Copper - 0.1%
Freeport-McMoRan Inc. (a)	3,227	119,754
Data Processing & Outsourced Services - 1.5%
Automatic Data Processing Inc. (a)	939	186,504
Broadridge Financial Solutions Inc. (a)	251	40,544
Fidelity National Information Services Inc. (a)	1,363	193,096
Fiserv Inc. (a)(b)	1,303	139,278
FleetCor Technologies Inc. (a)(b)	186	47,627
Global Payments Inc. (a)	645	120,963
Jack Henry & Associates Inc. (a)	157	25,671
Mastercard Inc., Class A (a)	1,936	706,814
Paychex Inc. (a)	695	74,574
PayPal Holdings Inc. (a)(b)	2,585	753,476
The Western Union Co. (a)	991	22,763
Visa Inc., Class A (a)	3,746	875,890
		3,187,200
Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B (a)	362	27,128
Constellation Brands Inc., Class A (a)	370	86,540
		113,668
	Number of Shares	Fair Value
Distributors - 0.1%
Genuine Parts Co. (a)	312	$ 39,459
LKQ Corp. (a)(b)	636	31,304
Pool Corp. (a)	85	38,986
		109,749
Diversified Banks - 1.2%
Bank of America Corp. (a)	16,704	688,706
Citigroup Inc. (a)	4,518	319,649
JPMorgan Chase & Co. (a)	6,692	1,040,874
U.S. Bancorp (a)	3,032	172,733
Wells Fargo & Co. (a)	9,105	412,365
		2,634,327
Diversified Chemicals - 0.0% *
Eastman Chemical Co. (a)	312	36,426
Diversified Support Services - 0.1%
Cintas Corp. (a)	197	75,254
Copart Inc. (a)(b)	441	58,137
		133,391
Drug Retail - 0.0% *
Walgreens Boots Alliance Inc. (a)	1,601	84,229
Electric Utilities - 0.6%
Alliant Energy Corp. (a)	597	33,289
American Electric Power Company Inc. (a)	1,080	91,357
Duke Energy Corp. (a)	1,685	166,343
Edison International (a)	843	48,742
Entergy Corp. (a)	450	44,865
Evergy Inc. (a)	483	29,188
Eversource Energy (a)	730	58,575
Exelon Corp. (a)	2,210	97,925
FirstEnergy Corp. (a)	1,262	46,959
NextEra Energy Inc. (a)	4,314	316,130
NRG Energy Inc. (a)	555	22,367
Pinnacle West Capital Corp. (a)	273	22,378
PPL Corp. (a)	1,655	46,290
The Southern Co. (a)	2,360	142,804
Xcel Energy Inc. (a)	1,148	75,630
		1,242,842
Electrical Components & Equipment - 0.2%
AMETEK Inc. (a)	499	66,616
Eaton Corporation PLC (a)	870	128,917

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	17

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Emerson Electric Co. (a)	1,289	$ 124,053
Generac Holdings Inc. (b)	130	53,970
Rockwell Automation Inc. (a)	251	71,791
		445,347
Electronic Components - 0.1%
Amphenol Corp., Class A (a)	1,302	89,070
Corning Inc. (a)	1,740	71,166
		160,236
Electronic Equipment & Instruments - 0.1%
Keysight Technologies Inc. (a)(b)	395	60,992
Trimble Inc. (a)(b)	600	49,098
Zebra Technologies Corp., Class A (a)(b)	122	64,598
		174,688
Electronic Manufacturing Services - 0.0% *
IPG Photonics Corp. (a)(b)	83	17,494
Environmental & Facilities Services - 0.1%
Republic Services Inc. (a)	480	52,805
Rollins Inc. (a)	525	17,955
Waste Management Inc. (a)	850	119,093
		189,853
Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings Inc. (a)	501	25,777
Corteva Inc. (a)	1,682	74,597
FMC Corp. (a)	276	29,863
The Mosaic Co. (a)	864	27,570
		157,807
Financial Exchanges & Data - 0.4%
Cboe Global Markets Inc. (a)	225	26,786
CME Group Inc. (a)	787	167,379
Intercontinental Exchange Inc. (a)	1,229	145,882
MarketAxess Holdings Inc. (a)	80	37,087
Moody's Corp. (a)	351	127,192
MSCI Inc. (a)	179	95,422
Nasdaq Inc. (a)	254	44,653
S&P Global Inc. (a)	528	216,718
		861,119
Food Distributors - 0.0% *
Sysco Corp. (a)	1,128	87,702
	Number of Shares	Fair Value
Food Retail - 0.0% *
The Kroger Co. (a)	1,681	$ 64,399
Footwear - 0.2%
NIKE Inc., Class B (a)	2,801	432,726
Gas Utilities - 0.0% *
Atmos Energy Corp. (a)	295	28,352
General Merchandise Stores - 0.2%
Dollar General Corp. (a)	534	115,552
Dollar Tree Inc. (a)(b)	497	49,452
Target Corp. (a)	1,102	266,397
		431,401
Gold - 0.1%
Newmont Corp. (a)	1,755	111,232
Health Care REITs - 0.1%
Healthpeak Properties Inc. (a)	1,127	37,518
Ventas Inc. (a)	818	46,708
Welltower Inc. (a)	876	72,795
		157,021
Healthcare Distributors - 0.1%
AmerisourceBergen Corp. (a)	360	41,217
Cardinal Health Inc. (a)	700	39,963
Henry Schein Inc. (a)(b)	264	19,586
McKesson Corp. (a)	359	68,655
		169,421
Healthcare Equipment - 1.1%
Abbott Laboratories (a)	3,905	452,707
ABIOMED Inc. (a)(b)	107	33,396
Baxter International Inc. (a)	1,098	88,389
Becton Dickinson & Co. (a)	636	154,669
Boston Scientific Corp. (a)(b)	3,099	132,513
Danaher Corp. (a)	1,396	374,631
DexCom Inc. (a)(b)	209	89,243
Edwards Lifesciences Corp. (a)(b)	1,365	141,373
Hologic Inc. (a)(b)	585	39,031
IDEXX Laboratories Inc. (a)(b)	186	117,468
Intuitive Surgical Inc. (a)(b)	259	238,187
ResMed Inc. (a)	324	79,872
STERIS PLC (a)	216	44,561
Stryker Corp. (a)	718	186,486
Teleflex Inc. (a)	101	40,581

See Notes to Schedules of Investments and Notes to Financial Statements.
18	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Zimmer Biomet Holdings Inc. (a)	450	$ 72,369
		2,285,476
Healthcare Facilities - 0.1%
HCA Healthcare Inc. (a)	579	119,703
Universal Health Services Inc., Class B (a)	182	26,650
		146,353
Healthcare Services - 0.3%
Cigna Corp. (a)	772	183,018
CVS Health Corp. (a)	2,883	240,558
DaVita Inc. (a)(b)	176	21,196
Laboratory Corporation of America Holdings (a)(b)	224	61,790
Quest Diagnostics Inc. (a)	296	39,063
		545,625
Healthcare Supplies - 0.1%
Align Technology Inc. (a)(b)	157	95,927
DENTSPLY SIRONA Inc. (a)	453	28,657
The Cooper Companies Inc. (a)	111	43,986
West Pharmaceutical Services Inc. (a)	164	58,892
		227,462
Healthcare Technology - 0.0% *
Cerner Corp. (a)	669	52,289
Home Building - 0.1%
D.R. Horton Inc. (a)	753	68,049
Lennar Corp., Class A (a)	609	60,504
NVR Inc. (a)(b)	8	39,786
PulteGroup Inc. (a)	599	32,688
		201,027
Home Furnishings - 0.0% *
Leggett & Platt Inc. (a)	294	15,232
Mohawk Industries Inc. (a)(b)	123	23,639
		38,871
Home Improvement Retail - 0.5%
Lowe's Companies Inc. (a)	1,563	303,175
The Home Depot Inc. (a)	2,350	749,392
		1,052,567
	Number of Shares	Fair Value
Hotel & Resort REITs - 0.0% *
Host Hotels & Resorts Inc. (a)(b)	1,433	$ 24,490
Hotels, Resorts & Cruise Lines - 0.2%
Booking Holdings Inc. (a)(b)	90	196,928
Carnival Corp. (a)(b)	1,799	47,422
Expedia Group Inc. (a)(b)	292	47,803
Hilton Worldwide Holdings Inc. (a)(b)	602	72,613
Marriott International Inc., Class A (a)(b)	578	78,908
Norwegian Cruise Line Holdings Ltd. (a)(b)	848	24,940
Royal Caribbean Cruises Ltd. (a)(b)	464	39,570
		508,184
Household Appliances - 0.0% *
Whirlpool Corp. (a)	143	31,177
Household Products - 0.5%
Church & Dwight Company Inc. (a)	555	47,297
Colgate-Palmolive Co. (a)	1,858	151,149
Kimberly-Clark Corp. (a)	736	98,462
The Clorox Co. (a)	275	49,475
The Procter & Gamble Co. (a)	5,388	727,003
		1,073,386
Housewares & Specialties - 0.0% *
Newell Brands Inc. (a)	812	22,306
Human Resource & Employment Services - 0.0% *
Robert Half International Inc. (a)	266	23,666
Hypermarkets & Super Centers - 0.4%
Costco Wholesale Corp. (a)	975	385,778
Walmart Inc. (a)	3,056	430,957
		816,735
Independent Power Producers & Energy Traders - 0.0% *
The AES Corp. (a)	1,555	40,539
Industrial Conglomerates - 0.5%
3M Co. (a)	1,274	253,054
General Electric Co. (a)	19,319	260,034
Honeywell International Inc. (a)	1,532	336,044

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	19

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Roper Technologies Inc. (a)	229	$ 107,676
		956,808
Industrial Gases - 0.1%
Air Products & Chemicals Inc. (a)	484	139,237
Industrial Machinery - 0.3%
Dover Corp. (a)	330	49,698
Fortive Corp. (a)	764	53,281
IDEX Corp. (a)	179	39,389
Illinois Tool Works Inc. (a)	631	141,066
Ingersoll Rand Inc. (a)(b)	859	41,928
Otis Worldwide Corp. (a)	856	69,995
Parker-Hannifin Corp. (a)	281	86,298
Snap-on Inc. (a)	129	28,823
Stanley Black & Decker Inc. (a)	348	71,337
Xylem Inc. (a)	392	47,024
		628,839
Industrial REITs - 0.1%
Duke Realty Corp. (a)	880	41,668
Prologis Inc. (a)	1,602	191,487
		233,155
Insurance Brokers - 0.2%
Aon PLC, Class A (a)	410	97,892
Arthur J Gallagher & Co. (a)	442	61,915
Marsh & McLennan Companies Inc. (a)	1,113	156,577
		316,384
Integrated Oil & Gas - 0.5%
Chevron Corp. (a)	4,258	445,983
Exxon Mobil Corp. (a)	9,342	589,293
Occidental Petroleum Corp. (a)	1,926	60,226
		1,095,502
Integrated Telecommunication Services - 0.5%
AT&T Inc. (a)	15,687	451,472
Verizon Communications Inc. (a)	9,100	509,873
		961,345
Interactive Home Entertainment - 0.1%
Activision Blizzard Inc. (a)	1,706	162,821
Electronic Arts Inc. (a)	626	90,037
	Number of Shares	Fair Value
Take-Two Interactive Software Inc. (a)(b)	261	$ 46,202
		299,060
Interactive Media & Services - 2.4%
Alphabet Inc., Class C (a)(b)	629	1,576,475
Alphabet Inc., Class A (a)(b)	663	1,618,907
Facebook Inc., Class A (a)(b)	5,296	1,841,472
Twitter Inc. (a)(b)	1,810	124,546
		5,161,400
Internet & Direct Marketing Retail - 1.6%
Amazon.com Inc. (a)(b)	945	3,250,951
eBay Inc. (a)	1,406	98,715
Etsy Inc. (a)(b)	272	55,989
		3,405,655
Internet Services & Infrastructure - 0.0% *
Akamai Technologies Inc. (a)(b)	391	45,591
VeriSign Inc. (a)(b)	216	49,181
		94,772
Investment Banking & Brokerage - 0.4%
Morgan Stanley (a)	3,319	304,319
Raymond James Financial Inc. (a)	260	33,774
The Charles Schwab Corp. (a)	3,290	239,545
The Goldman Sachs Group Inc. (a)	757	287,304
		864,942
IT Consulting & Other Services - 0.2%
Cognizant Technology Solutions Corp., Class A (a)	1,216	84,220
DXC Technology Co. (a)(b)	586	22,819
Gartner Inc. (a)(b)	192	46,502
International Business Machines Corp. (a)	1,967	288,343
		441,884
Leisure Products - 0.0% *
Hasbro Inc. (a)	305	28,829
Life & Health Insurance - 0.2%
Aflac Inc. (a)	1,414	75,875
Globe Life Inc. (a)	195	18,574
Lincoln National Corp. (a)	384	24,130
MetLife Inc. (a)	1,620	96,957

See Notes to Schedules of Investments and Notes to Financial Statements.
20	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Principal Financial Group Inc. (a)	574	$ 36,271
Prudential Financial Inc. (a)	864	88,534
Unum Group (a)	357	10,139
		350,480
Life Sciences Tools & Services - 0.5%
Agilent Technologies Inc. (a)	663	97,998
Bio-Rad Laboratories Inc., Class A (a)(b)	50	32,215
Charles River Laboratories International Inc. (b)	100	36,992
Illumina Inc. (a)(b)	319	150,954
IQVIA Holdings Inc. (a)(b)	416	100,805
Mettler-Toledo International Inc. (a)(b)	53	73,423
PerkinElmer Inc. (a)	237	36,595
Thermo Fisher Scientific Inc. (a)	868	437,880
Waters Corp. (a)(b)	143	49,422
		1,016,284
Managed Healthcare - 0.6%
Anthem Inc. (a)	538	205,408
Centene Corp. (a)(b)	1,265	92,257
Humana Inc. (a)	281	124,404
UnitedHealth Group Inc. (a)	2,088	836,119
		1,258,188
Metal & Glass Containers - 0.0% *
Ball Corp. (a)	732	59,307
Movies & Entertainment - 0.6%
Live Nation Entertainment Inc. (a)(b)	300	26,277
Netflix Inc. (a)(b)	977	516,061
The Walt Disney Co. (a)(b)	4,007	704,311
		1,246,649
Multi-Line Insurance - 0.1%
American International Group Inc. (a)	1,882	89,583
Assurant Inc. (a)	141	22,022
The Hartford Financial Services Group Inc. (a)	758	46,973
		158,578
Multi-Sector Holdings - 0.5%
Berkshire Hathaway Inc., Class B (a)(b)	4,190	1,164,485
	Number of Shares	Fair Value
Multi-Utilities - 0.3%
Ameren Corp. (a)	555	$ 44,422
CenterPoint Energy Inc. (a)	1,191	29,203
CMS Energy Corp. (a)	625	36,925
Consolidated Edison Inc. (a)	779	55,870
Dominion Energy Inc. (a)	1,762	129,630
DTE Energy Co. (a)	411	53,266
NiSource Inc. (a)	792	19,404
Public Service Enterprise Group Inc. (a)	1,108	66,192
Sempra Energy (a)	722	95,651
WEC Energy Group Inc. (a)	704	62,621
		593,184
Office REITs - 0.0% *
Alexandria Real Estate Equities Inc. (a)	282	51,307
Boston Properties Inc. (a)	304	34,835
Vornado Realty Trust (a)	312	14,561
		100,703
Oil & Gas Equipment & Services - 0.1%
Baker Hughes Co. (a)	1,615	36,935
Halliburton Co. (a)	1,963	45,385
NOV Inc. (a)(b)	805	12,333
Schlumberger N.V. (a)	3,050	97,630
		192,283
Oil & Gas Exploration & Production - 0.3%
APA Corp.	921	19,921
Cabot Oil & Gas Corp. (a)	998	17,425
ConocoPhillips (a)	2,924	178,072
Devon Energy Corp. (a)	1,234	36,021
Diamondback Energy Inc. (a)	382	35,866
EOG Resources Inc. (a)	1,273	106,219
Hess Corp. (a)	635	55,448
Marathon Oil Corp. (a)	1,599	21,778
Pioneer Natural Resources Co. (a)	512	83,210
		553,960
Oil & Gas Refining & Marketing - 0.1%
Marathon Petroleum Corp. (a)	1,468	88,696
Phillips 66 (a)	949	81,443
Valero Energy Corp. (a)	885	69,101
		239,240
Oil & Gas Storage & Transportation - 0.1%
Kinder Morgan Inc. (a)	4,404	80,285

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	21

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
ONEOK Inc. (a)	1,030	$ 57,309
The Williams Companies Inc. (a)	2,731	72,508
		210,102
Packaged Foods & Meats - 0.3%
Campbell Soup Co. (a)	441	20,105
Conagra Brands Inc. (a)	1,126	40,964
General Mills Inc. (a)	1,364	83,109
Hormel Foods Corp. (a)	617	29,462
Kellogg Co. (a)	613	39,434
Lamb Weston Holdings Inc. (a)	340	27,424
McCormick & Company Inc. (a)	531	46,898
Mondelez International Inc., Class A (a)	3,078	192,190
The Hershey Co. (a)	311	54,170
The JM Smucker Co. (a)	257	33,300
The Kraft Heinz Co. (a)	1,463	59,661
Tyson Foods Inc., Class A (a)	607	44,772
		671,489
Paper Packaging - 0.1%
Avery Dennison Corp. (a)	190	39,946
International Paper Co. (a)	899	55,118
Packaging Corporation of America (a)	222	30,063
Sealed Air Corp. (a)	364	21,567
Westrock Co. (a)	616	32,783
		179,477
Personal Products - 0.1%
The Estee Lauder Companies Inc., Class A (a)	503	159,994
Pharmaceuticals - 1.4%
Bristol-Myers Squibb Co. (a)	4,897	327,217
Catalent Inc. (a)(b)	400	43,248
Eli Lilly & Co. (a)	1,753	402,349
Johnson & Johnson (a)	5,807	956,645
Merck & Company Inc. (a)	5,572	433,334
Organon & Co. (b)	587	17,763
Pfizer Inc. (a)	12,261	480,141
Viatris Inc. (a)	2,587	36,968
Zoetis Inc. (a)	1,042	194,187
		2,891,852
	Number of Shares	Fair Value
Property & Casualty Insurance - 0.2%
Cincinnati Financial Corp. (a)	322	$ 37,552
Loews Corp. (a)	511	27,926
The Allstate Corp. (a)	658	85,829
The Progressive Corp. (a)	1,280	125,709
The Travelers Companies Inc. (a)	548	82,041
WR Berkley Corp. (a)	300	22,329
		381,386
Publishing - 0.0% *
News Corp., Class A (a)	811	20,899
News Corp., Class B (a)	142	3,458
		24,357
Railroads - 0.3%
CSX Corp. (a)	4,980	159,758
Kansas City Southern (a)	193	54,691
Norfolk Southern Corp. (a)	552	146,506
Union Pacific Corp. (a)	1,475	324,397
		685,352
Real Estate Services - 0.0% *
CBRE Group Inc., Class A (a)(b)	725	62,154
Regional Banks - 0.4%
Citizens Financial Group Inc. (a)	1,001	45,916
Comerica Inc. (a)	266	18,976
Fifth Third Bancorp (a)	1,589	60,747
First Republic Bank (a)	381	71,312
Huntington Bancshares Inc. (a)	3,216	45,892
KeyCorp (a)	2,072	42,787
M&T Bank Corp. (a)	299	43,448
People's United Financial Inc. (a)	850	14,569
Regions Financial Corp. (a)	2,097	42,317
SVB Financial Group (a)(b)	117	65,102
The PNC Financial Services Group Inc. (a)	930	177,407
Truist Financial Corp. (a)	2,977	165,224
Zions Bancorp NA (a)	352	18,607
		812,304
Research & Consulting Services - 0.1%
Equifax Inc. (a)	279	66,823
Jacobs Engineering Group Inc. (a)	275	36,691

See Notes to Schedules of Investments and Notes to Financial Statements.
22	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Leidos Holdings Inc. (a)	292	$ 29,521
Nielsen Holdings PLC (a)	801	19,761
Verisk Analytics Inc. (a)	364	63,598
		216,394
Residential REITs - 0.1%
AvalonBay Communities Inc. (a)	316	65,946
Equity Residential (a)	728	56,056
Essex Property Trust Inc. (a)	148	44,401
Mid-America Apartment Communities Inc. (a)	247	41,600
UDR Inc. (a)	617	30,221
		238,224
Restaurants - 0.4%
Chipotle Mexican Grill Inc. (a)(b)	61	94,571
Darden Restaurants Inc. (a)	277	40,439
Domino's Pizza Inc. (a)	88	41,051
McDonald's Corp. (a)	1,643	379,517
Starbucks Corp. (a)	2,591	289,700
Yum! Brands Inc. (a)	651	74,884
		920,162
Retail REITs - 0.1%
Federal Realty Investment Trust (a)	177	20,739
Kimco Realty Corp. (a)	910	18,974
Realty Income Corp. (a)	792	52,858
Regency Centers Corp. (a)	400	25,628
Simon Property Group Inc. (a)	715	93,293
		211,492
Semiconductor Equipment - 0.3%
Applied Materials Inc. (a)	2,062	293,629
Enphase Energy Inc. (a)(b)	300	55,089
KLA Corp. (a)	336	108,934
Lam Research Corp. (a)	314	204,320
Teradyne Inc. (a)	355	47,556
		709,528
Semiconductors - 1.8%
Advanced Micro Devices Inc. (a)(b)	2,343	220,078
Analog Devices Inc. (a)	602	103,640
Broadcom Inc. (a)	900	429,156
Intel Corp. (a)	8,880	498,523
	Number of Shares	Fair Value
Maxim Integrated Products Inc. (a)	983	$ 103,569
Microchip Technology Inc. (a)	607	90,892
Micron Technology Inc. (a)(b)	2,412	204,972
Monolithic Power Systems Inc. (a)	100	37,345
NVIDIA Corp. (a)	1,370	1,096,137
Qorvo Inc. (a)(b)	259	50,673
QUALCOMM Inc. (a)	2,502	357,611
Skyworks Solutions Inc. (a)	363	69,605
Texas Instruments Inc. (a)	2,028	389,985
Xilinx Inc. (a)	786	113,687
		3,765,873
Soft Drinks - 0.5%
Monster Beverage Corp. (a)(b)	777	70,979
PepsiCo Inc. (a)	3,042	450,733
The Coca-Cola Co. (a)	8,533	461,721
		983,433
Specialized REITs - 0.5%
American Tower Corp. (a)	998	269,600
Crown Castle International Corp. (a)	946	184,564
Digital Realty Trust Inc. (a)	612	92,081
Equinix Inc. (a)	196	157,310
Extra Space Storage Inc. (a)	285	46,689
Iron Mountain Inc. (a)	605	25,604
Public Storage (a)	331	99,528
SBA Communications Corp. (a)	237	75,532
Weyerhaeuser Co. (a)	1,683	57,929
		1,008,837
Specialty Chemicals - 0.3%
Albemarle Corp. (a)	252	42,452
Celanese Corp. (a)	266	40,326
DuPont de Nemours Inc. (a)	1,140	88,247
Ecolab Inc. (a)	543	111,842
International Flavors & Fragrances Inc. (a)	539	80,527
PPG Industries Inc. (a)	515	87,431
The Sherwin-Williams Co. (a)	530	144,398
		595,223
Specialty Stores - 0.0% *
Tractor Supply Co. (a)	246	45,771
Ulta Beauty Inc. (a)(b)	120	41,492
		87,263

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	23

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Steel - 0.0% *
Nucor Corp. (a)	636	$ 61,011
Systems Software - 2.4%
Fortinet Inc. (a)(b)	300	71,457
Microsoft Corp. (a)	16,607	4,498,836
NortonLifeLock Inc. (a)	1,323	36,012
Oracle Corp. (a)	4,009	312,061
ServiceNow Inc. (a)(b)	430	236,306
		5,154,672
Technology Distributors - 0.0% *
CDW Corp. (a)	325	56,761
Technology Hardware, Storage & Peripherals - 2.3%
Apple Inc. (a)	34,589	4,737,309
Hewlett Packard Enterprise Co. (a)	2,863	41,743
HP Inc. (a)	2,679	80,879
NetApp Inc. (a)	467	38,210
Western Digital Corp. (a)(b)	644	45,833
		4,943,974
Tobacco - 0.3%
Altria Group Inc. (a)	4,063	193,724
Philip Morris International Inc. (a)	3,429	339,848
		533,572
Trading Companies & Distributors - 0.1%
Fastenal Co. (a)	1,287	66,924
United Rentals Inc. (a)(b)	158	50,404
WW Grainger Inc. (a)	95	41,610
		158,938
Trucking - 0.0% *
JB Hunt Transport Services Inc. (a)	173	28,190
Old Dominion Freight Line Inc. (a)	217	55,075
		83,265
Water Utilities - 0.0% *
American Water Works Company Inc. (a)	387	59,648
	Number of Shares	Fair Value
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc. (a)(b)	1,282	$ 185,672
Total Common Stock (Cost $46,145,021)		77,967,306
Preferred Stock - 0.0% *
Banks - 0.0% *
Wells Fargo & Co. 5.85%, 3.09% + 3 month USD LIBOR (d)	1,469	40,471
Total Preferred Stock (Cost $36,725)		40,471
Total Domestic Equity (Cost $46,181,746)		78,007,777
Foreign Equity - 1.0%
Common Stock - 1.0%
Auto Parts & Equipment - 0.0% *
Aptiv PLC (a)(b)	588	92,510
Building Products - 0.1%
Allegion PLC (a)	186	25,910
Trane Technologies PLC (a)	519	95,568
		121,478
Consumer Electronics - 0.0% *
Garmin Ltd. (a)	320	46,285
Electronic Manufacturing Services - 0.1%
TE Connectivity Ltd. (a)	721	97,486
Healthcare Equipment - 0.2%
Medtronic PLC (a)	2,970	368,666
Industrial Gases - 0.2%
Linde PLC (a)	1,151	332,754
Industrial Machinery - 0.0% *
Pentair PLC (a)	418	28,211
Insurance Brokers - 0.0% *
Willis Towers Watson PLC (a)	400	92,008
IT Consulting & Other Services - 0.2%
Accenture PLC, Class A (a)	1,398	412,116
Paper Packaging - 0.0% *
Amcor PLC (a)	3,285	37,646
Pharmaceuticals - 0.0% *
Perrigo Company PLC (a)	320	14,672

See Notes to Schedules of Investments and Notes to Financial Statements.
24	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Property & Casualty Insurance - 0.1%
Chubb Ltd. (a)	987	$ 156,874
Reinsurance - 0.0% *
Everest Re Group Ltd. (a)	94	23,689
Research & Consulting Services - 0.0% *
IHS Markit Ltd. (a)	810	91,255
Semiconductors - 0.1%
NXP Semiconductors N.V.	630	129,604
Technology Hardware, Storage & Peripherals - 0.0% *
Seagate Technology Holdings PLC	448	39,393
Total Common Stock (Cost $1,312,812)		2,084,647
Total Foreign Equity (Cost $1,312,812)		2,084,647
	Principal Amount
Bonds and Notes - 35.6%
U.S. Treasuries - 9.1%
U.S. Treasury Bonds
1.13% 05/15/40	$ 1,481,000	1,278,751
1.25% 05/15/50	482,000	393,508
2.25% 08/15/46	614,000	634,627
3.00% 08/15/48	1,598,600	1,907,829
U.S. Treasury Notes
0.13% 07/15/23 - 12/15/23	1,860,000	1,850,787
0.25% 07/31/25	1,914,200	1,877,860
0.75% 04/30/26 - 01/31/28	7,232,000	7,078,341
1.38% 01/31/22	2,332,000	2,349,854
1.63% 05/15/31	1,865,000	1,894,141
		19,265,698
Agency Mortgage Backed - 8.1%
Federal Home Loan Mortgage Corp.
3.00% 04/01/43 - 10/01/49	1,945,620	2,059,340
4.50% 06/01/33 - 02/01/35	1,435	1,599
5.00% 07/01/35	10,518	11,965
5.50% 01/01/38 - 04/01/39	19,109	22,327
6.00% 06/01/33 - 11/01/37	46,910	54,898
6.50% 11/01/28	561	637
7.00% 12/01/29 - 08/01/36	10,877	12,790
7.50% 09/01/33	995	1,115
8.00% 07/01/26 - 11/01/30	1,311	1,488
8.50% 04/01/30	3,617	4,572
	Principal Amount	Fair Value
Federal National Mortgage Assoc.
2.50% 02/01/51 - 03/01/51	$ 3,939,520	$ 4,094,759
3.00% 03/01/50	387,237	405,054
3.50% 08/01/45 - 01/01/48	886,822	948,546
4.00% 01/01/41 - 01/01/50	931,989	1,007,393
4.50% 07/01/33 - 12/01/48	438,921	481,730
5.00% 03/01/34 - 05/01/39	30,543	34,722
5.50% 07/01/33 - 01/01/39	68,528	79,263
6.00% 02/01/29 - 05/01/41	233,439	273,156
6.50% 10/01/28 - 08/01/36	7,005	7,852
7.00% 05/01/33 - 12/01/33	500	553
7.50% 12/01/26 - 03/01/33	3,573	4,129
8.00% 06/01/24 - 12/01/30	2,868	2,946
9.00% 12/01/22	52	53
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
1.85% 04/01/37 (d)	419	428
Federal National Mortgage Assoc. TBA
2.00% 07/01/36 - 07/01/51 (e)	2,681,000	2,756,501
Government National Mortgage Assoc.
3.00% 12/20/42 - 05/20/45	2,030,766	2,156,556
3.50% 08/20/48	424,827	448,429
4.00% 01/20/41 - 04/20/43	170,553	187,127
4.50% 08/15/33 - 03/20/41	69,472	77,596
5.00% 08/15/33	3,777	4,228
6.00% 07/15/33 - 04/15/34	5,008	5,856
6.50% 04/15/28 - 07/15/36	7,298	8,381
7.00% 04/15/28 - 10/15/36	2,611	2,953
7.50% 07/15/23 - 04/15/28	4,827	5,076
8.00% 05/15/30	148	162
9.00% 12/15/21	1	1
Government National Mortgage Assoc. TBA
2.50% 07/01/51 (e)	1,244,000	1,286,719
3.00% 07/01/51 (e)	600,000	625,872
		17,076,772
Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp.
0.08% 09/25/43 (d)(f)	101,800	394
2.51% 07/25/29	224,000	241,215
4.05% 09/25/28 (d)	71,000	83,420

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	25

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Federal Home Loan Mortgage Corp. REMIC
3.50% 11/15/30 (f)	$ 11,772	$ 358
5.50% 06/15/33 (f)	3,319	538
7.50% 07/15/27 (f)	3,045	458
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
6.53% 08/15/25 (d)(f)	1,793	17
Federal Home Loan Mortgage Corp. STRIPS
1.47% 08/01/27 (g)(h)	125	119
8.00% 02/01/23 - 07/01/24 (f)	285	23
Federal National Mortgage Assoc. REMIC
1.11% 12/25/42 (d)(f)	21,863	724
5.00% 09/25/40 (f)	10,182	1,096
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.91% 07/25/38 (d)(f)	5,173	714
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
6.46% 11/25/41 (d)(f)	730,575	151,880
Federal National Mortgage Assoc. STRIPS
4.50% 08/25/35 - 01/25/36 (f)	7,522	1,002
5.00% 03/25/38 - 05/25/38 (f)	4,735	890
5.50% 12/25/33 (f)	1,641	316
6.00% 01/25/35 (f)	4,545	737
7.50% 11/25/23 (f)	1,769	119
8.00% 08/25/23 - 07/25/24 (f)	506	44
8.50% 07/25/22 (f)**	9	—
9.00% 05/25/22 (f)**	3	—
		484,064
Asset Backed - 0.5%
American Express Credit Account Master Trust
3.18% 04/15/24	126,000	126,767
Enterprise Fleet Financing 2019-1 LLC
3.07% 10/20/24 (i)	137,000	141,187
Ford Credit Auto Owner Trust 2020-B
0.56% 10/15/24	301,000	302,086
	Principal Amount	Fair Value
Nissan Auto Lease Trust 2019-A
2.76% 03/15/22	$ 677	$ 677
Santander Retail Auto Lease Trust 2019-B
2.30% 01/20/23 (i)	355,512	358,539
Securitized Term Auto Receivables Trust 2018-1
3.30% 11/25/22 (i)	58,190	58,522
		987,778
Corporate Notes - 14.3%
3M Co.
3.13% 09/19/46	31,000	32,850
7-Eleven Inc.
0.80% 02/10/24 (i)	50,000	49,886
0.95% 02/10/26 (i)	118,000	115,841
Abbott Laboratories
3.75% 11/30/26	21,000	23,754
4.90% 11/30/46	17,000	23,200
AbbVie Inc.
2.60% 11/21/24	41,000	43,248
2.95% 11/21/26	50,000	53,752
3.20% 05/14/26 - 11/21/29	52,000	56,399
3.25% 10/01/22	22,000	22,614
3.45% 03/15/22	53,000	53,896
3.75% 11/14/23	50,000	53,654
4.05% 11/21/39	18,000	20,895
4.25% 11/21/49	27,000	32,373
4.63% 10/01/42	3,000	3,708
4.70% 05/14/45	6,000	7,486
4.88% 11/14/48	7,000	9,077
5.00% 12/15/21	58,000	58,551
Advance Auto Parts Inc.
3.90% 04/15/30	34,000	38,016
AEP Texas Inc.
3.45% 05/15/51	45,000	46,537
Aetna Inc.
3.50% 11/15/24	23,000	24,883
Aircastle Ltd.
4.25% 06/15/26	27,000	29,307
Alexandria Real Estate Equities Inc.
1.88% 02/01/33	18,000	17,036
4.70% 07/01/30	12,000	14,299
Ally Financial Inc.
5.75% 11/20/25	28,000	32,117
Alphabet Inc.
1.10% 08/15/30	60,000	56,993

See Notes to Schedules of Investments and Notes to Financial Statements.
26	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Altria Group Inc.
3.40% 05/06/30 - 02/04/41	$ 67,000	$ 68,843
4.00% 02/04/61	8,000	7,711
4.25% 08/09/42	2,000	2,089
4.45% 05/06/50	11,000	11,705
4.50% 05/02/43	11,000	11,876
Amazon.com Inc.
1.50% 06/03/30	12,000	11,759
2.50% 06/03/50	46,000	43,447
2.70% 06/03/60	13,000	12,387
2.88% 05/12/41	33,000	34,069
3.15% 08/22/27	10,000	11,048
3.25% 05/12/61	24,000	25,407
4.05% 08/22/47	9,000	10,973
4.25% 08/22/57	7,000	8,957
Amcor Flexibles North America Inc.
2.69% 05/25/31	55,000	56,072
Ameren Corp.
2.50% 09/15/24	61,000	64,253
3.65% 02/15/26	14,000	15,353
American Campus Communities Operating Partnership LP
4.13% 07/01/24	12,000	13,079
American Electric Power Company Inc.
3.25% 03/01/50	6,000	5,991
American International Group Inc.
4.25% 03/15/29	58,000	66,943
4.50% 07/16/44	41,000	49,767
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75% 04/01/48 (d)	4,000	4,553
American Tower Corp.
1.50% 01/31/28	142,000	138,314
2.90% 01/15/30	17,000	17,872
3.80% 08/15/29	43,000	47,960
American Water Capital Corp.
2.95% 09/01/27	20,000	21,602
Amgen Inc.
3.15% 02/21/40	31,000	32,240
3.38% 02/21/50	7,000	7,377
4.56% 06/15/48	13,000	16,345
4.66% 06/15/51	7,000	9,040
	Principal Amount	Fair Value
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65% 02/01/26	$ 63,000	$ 69,646
4.70% 02/01/36	12,000	14,718
4.90% 02/01/46	49,000	61,981
Anheuser-Busch InBev Worldwide Inc.
3.50% 06/01/30	24,000	26,674
4.00% 04/13/28	10,000	11,386
4.35% 06/01/40	19,000	22,610
4.38% 04/15/38	31,000	36,944
4.50% 06/01/50	17,000	20,730
4.60% 04/15/48	24,000	29,342
4.75% 04/15/58	13,000	16,287
5.55% 01/23/49	27,000	37,124
Anthem Inc.
2.88% 09/15/29	11,000	11,703
3.30% 01/15/23	19,000	19,824
3.60% 03/15/51	12,000	13,187
3.70% 09/15/49	11,000	12,230
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95% 01/14/50 (d)(i)	31,000	32,148
Apple Inc.
2.20% 09/11/29	20,000	20,807
2.65% 02/08/51	26,000	25,506
2.80% 02/08/61	24,000	23,476
2.95% 09/11/49	13,000	13,479
3.35% 02/09/27	12,000	13,320
3.45% 02/09/45	22,000	24,674
3.85% 08/04/46	29,000	34,446
Applied Materials Inc.
4.35% 04/01/47	8,000	10,193
Aptiv PLC
4.40% 10/01/46	13,000	15,176
Archer-Daniels-Midland Co.
2.50% 08/11/26	13,000	13,826
Ares Capital Corp.
2.88% 06/15/28	76,000	77,078
3.25% 07/15/25	134,000	140,995
Arthur J Gallagher & Co.
2.50% 05/20/31	131,000	132,395
3.50% 05/20/51	40,000	41,943
Ascension Health
4.85% 11/15/53	13,000	18,262
Astrazeneca Finance LLC
1.75% 05/28/28	255,000	254,875

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	27

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
2.25% 05/28/31	$ 20,000	$ 20,279
AstraZeneca PLC
3.00% 05/28/51	25,000	25,702
4.00% 01/17/29	10,000	11,494
4.38% 08/17/48	8,000	10,090
AT&T Inc.
1.70% 03/25/26	138,000	139,482
2.30% 06/01/27	157,000	162,476
2.75% 06/01/31	288,000	299,402
3.30% 02/01/52	21,000	20,454
3.85% 06/01/60	81,000	85,443
4.35% 03/01/29	50,000	57,876
4.45% 04/01/24	15,000	16,390
4.50% 05/15/35	23,000	26,992
4.55% 03/09/49	13,000	15,257
4.75% 05/15/46	11,000	13,364
4.80% 06/15/44	13,000	15,632
4.85% 03/01/39	26,000	31,610
5.25% 03/01/37	13,000	16,397
5.35% 12/15/43	24,000	29,996
5.45% 03/01/47	14,000	18,474
Athene Holding Ltd.
4.13% 01/12/28	15,000	16,764
6.15% 04/03/30	31,000	39,153
Avangrid Inc.
3.15% 12/01/24	33,000	35,342
Bain Capital Specialty Finance Inc.
2.95% 03/10/26	55,000	56,333
Bank of America Corp.
3.25% 10/21/27	42,000	45,559
4.18% 11/25/27	35,000	39,189
4.25% 10/22/26	40,000	45,160
Bank of America Corp. (1.73% fixed rate until 07/22/26; 0.96% + SOFR thereafter)
1.73% 07/22/27 (d)	97,000	97,801
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09% 06/14/29 (d)	276,000	278,255
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59% 04/29/31 (d)	226,000	232,647
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42% 12/20/28 (d)	52,000	56,697
	Principal Amount	Fair Value
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56% 04/23/27 (d)	$ 55,000	$ 60,216
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71% 04/24/28 (d)	41,000	45,337
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95% 01/23/49 (d)	13,000	15,041
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24% 04/24/38 (d)	29,000	34,466
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27% 07/23/29 (d)	22,000	25,283
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30% 12/31/99 (d)	46,000	47,521
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44% 01/20/48 (d)	24,000	29,746
Barrick North America Finance LLC
5.70% 05/30/41	2,000	2,752
BAT Capital Corp.
2.73% 03/25/31	33,000	32,504
4.39% 08/15/37	22,000	23,736
4.54% 08/15/47	13,000	13,708
4.70% 04/02/27	218,000	246,294
4.91% 04/02/30	20,000	22,985
BAT International Finance PLC
1.67% 03/25/26	16,000	16,020
Baxter International Inc.
3.95% 04/01/30	8,000	9,209
Baylor Scott & White Holdings
2.84% 11/15/50	5,000	5,016

See Notes to Schedules of Investments and Notes to Financial Statements.
28	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Becton Dickinson & Co.
2.89% 06/06/22	$ 24,000	$ 24,524
3.70% 06/06/27	28,000	31,124
3.73% 12/15/24	3,000	3,268
4.67% 06/06/47	4,000	4,985
4.69% 12/15/44	2,000	2,494
Berkshire Hathaway Energy Co.
3.25% 04/15/28	12,000	13,187
3.70% 07/15/30	22,000	24,933
3.80% 07/15/48	10,000	11,359
4.25% 10/15/50	18,000	22,089
Berkshire Hathaway Finance Corp.
1.45% 10/15/30	40,000	39,095
2.85% 10/15/50	25,000	24,923
4.25% 01/15/49	32,000	39,741
Berkshire Hathaway Inc.
4.50% 02/11/43	4,000	5,121
Berry Global Inc.
4.88% 07/15/26 (i)	40,000	42,316
BHP Billiton Finance USA Ltd.
5.00% 09/30/43	3,000	4,076
Biogen Inc.
2.25% 05/01/30	10,000	10,027
3.15% 05/01/50	3,000	2,950
Block Financial LLC
2.50% 07/15/28	30,000	30,114
3.88% 08/15/30	11,000	11,894
Boardwalk Pipelines LP
4.80% 05/03/29	19,000	22,035
Boston Scientific Corp.
4.70% 03/01/49	10,000	12,800
BP Capital Markets America Inc.
3.00% 02/24/50	24,000	23,311
3.02% 01/16/27	45,000	48,542
3.38% 02/08/61	50,000	50,247
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38% 12/31/99 (d)	43,000	45,882
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88% 12/31/99 (d)	36,000	39,508
Bristol-Myers Squibb Co.
1.45% 11/13/30	24,000	23,202
	Principal Amount	Fair Value
2.35% 11/13/40	$ 12,000	$ 11,550
3.20% 06/15/26	13,000	14,272
3.40% 07/26/29	17,000	19,043
3.45% 11/15/27	2,000	2,230
4.13% 06/15/39	14,000	16,926
4.25% 10/26/49	14,000	17,683
4.35% 11/15/47	3,000	3,803
4.55% 02/20/48	6,000	7,831
Brixmor Operating Partnership LP
2.25% 04/01/28	50,000	50,028
3.90% 03/15/27	12,000	13,189
Broadcom Inc.
3.42% 04/15/33 (i)	22,000	23,196
3.47% 04/15/34 (i)	33,000	34,927
4.15% 11/15/30	70,000	78,552
4.30% 11/15/32	16,000	18,218
Brown-Forman Corp.
4.00% 04/15/38	3,000	3,533
Bunge Limited Finance Corp.
3.75% 09/25/27	7,000	7,719
Burlington Northern Santa Fe LLC
4.15% 12/15/48	15,000	18,402
4.55% 09/01/44	26,000	33,140
Cameron LNG LLC
3.30% 01/15/35 (i)	9,000	9,660
Canadian Natural Resources Ltd.
3.85% 06/01/27	19,000	20,927
4.95% 06/01/47	4,000	4,989
Cantor Fitzgerald LP
4.88% 05/01/24 (i)	62,000	67,927
Capital One Financial Corp.
3.75% 07/28/26	37,000	40,816
Cardinal Health Inc.
2.62% 06/15/22	7,000	7,140
3.08% 06/15/24	8,000	8,488
Carrier Global Corp.
2.72% 02/15/30	39,000	40,433
3.58% 04/05/50	18,000	19,106
Caterpillar Inc.
3.25% 09/19/49 - 04/09/50	48,000	53,090
Centene Corp.
3.38% 02/15/30	35,000	36,580
4.25% 12/15/27	112,000	118,152
5.38% 08/15/26 (i)	174,000	181,847
CenterPoint Energy Inc.
2.65% 06/01/31	40,000	40,816

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	29

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 06/01/41	$ 31,000	$ 31,210
3.70% 04/01/51	37,000	36,821
4.80% 03/01/50	10,000	11,521
4.91% 07/23/25	122,000	138,333
5.05% 03/30/29	36,000	42,556
5.75% 04/01/48	26,000	33,180
Cheniere Corpus Christi Holdings LLC
5.88% 03/31/25	101,000	115,868
7.00% 06/30/24	101,000	115,664
Chevron Corp.
2.24% 05/11/30	9,000	9,281
2.98% 05/11/40	13,000	13,594
3.08% 05/11/50	10,000	10,354
Chevron USA Inc.
3.85% 01/15/28	37,000	42,181
3.90% 11/15/24	15,000	16,447
4.20% 10/15/49	9,000	11,075
5.05% 11/15/44	4,000	5,368
Choice Hotels International Inc.
3.70% 01/15/31	22,000	23,816
Chubb INA Holdings Inc.
4.35% 11/03/45	12,000	15,174
Cigna Corp.
2.40% 03/15/30	19,000	19,400
3.25% 04/15/25	17,000	18,322
3.40% 03/01/27 - 03/15/51	33,000	35,088
3.75% 07/15/23	6,000	6,388
3.88% 10/15/47	7,000	7,827
4.13% 11/15/25	32,000	35,868
4.38% 10/15/28	12,000	13,967
4.80% 08/15/38	10,000	12,455
4.90% 12/15/48	5,000	6,463
Cisco Systems Inc.
5.90% 02/15/39	12,000	17,466
Citigroup Inc.
4.13% 07/25/28	141,000	159,003
4.45% 09/29/27	21,000	23,984
4.65% 07/23/48	24,000	31,436
Citigroup Inc. (0.98% fixed rate until 05/01/24; 0.67% + SOFR thereafter)
0.98% 05/01/25 (d)	34,000	34,085
	Principal Amount	Fair Value
Citigroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68% 05/15/24 (d)	$ 130,000	$ 132,752
Citigroup Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56% 05/01/32 (d)	235,000	239,409
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88% 07/24/23 (d)	136,000	139,464
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98% 11/05/30 (d)	65,000	68,947
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88% 01/24/39 (d)	12,000	13,772
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70% 12/31/99 (d)	55,000	56,707
CME Group Inc.
3.75% 06/15/28	13,000	14,822
CMS Energy Corp.
4.88% 03/01/44	25,000	31,950
CNA Financial Corp.
3.45% 08/15/27	9,000	9,861
3.90% 05/01/29	19,000	21,367
CNH Industrial Capital LLC
1.95% 07/02/23	41,000	42,033
CNOOC Petroleum North America ULC
6.40% 05/15/37	8,000	10,500
Comcast Corp.
2.65% 08/15/62	13,000	11,865
2.80% 01/15/51	13,000	12,511
3.10% 04/01/25	63,000	67,962
3.20% 07/15/36	16,000	17,130
3.25% 11/01/39	31,000	32,987
3.45% 02/01/50	13,000	14,082
3.97% 11/01/47	39,000	45,498
4.15% 10/15/28	25,000	28,948
4.60% 08/15/45	12,000	15,078
4.70% 10/15/48	12,000	15,558
CommonSpirit Health
4.35% 11/01/42	24,000	28,048

See Notes to Schedules of Investments and Notes to Financial Statements.
30	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Conagra Brands Inc.
5.30% 11/01/38	$ 11,000	$ 13,991
5.40% 11/01/48	9,000	12,030
ConocoPhillips
3.75% 10/01/27 (i)	5,000	5,616
4.30% 08/15/28 (i)	20,000	23,199
4.88% 10/01/47 (i)	8,000	10,507
ConocoPhillips Co.
4.30% 11/15/44	17,000	20,487
Consolidated Edison Company of New York Inc.
2.90% 12/01/26	24,000	25,623
3.35% 04/01/30	8,000	8,808
3.88% 06/15/47	12,000	13,467
3.95% 04/01/50	13,000	14,785
Constellation Brands Inc.
3.15% 08/01/29	45,000	48,370
3.70% 12/06/26	39,000	43,382
4.50% 05/09/47	13,000	15,721
Continental Resources Inc.
3.80% 06/01/24	158,000	167,087
4.50% 04/15/23	96,000	100,122
Corning Inc.
4.38% 11/15/57	11,000	13,109
Corporate Nacional del Cobre de Chile
3.15% 01/15/51 (i)	85,000	82,110
Corporate Office Properties LP
2.25% 03/15/26	26,000	26,727
2.75% 04/15/31	21,000	21,163
Crown Castle International Corp.
3.30% 07/01/30	50,000	53,704
4.15% 07/01/50	26,000	29,674
5.20% 02/15/49	12,000	15,592
CSX Corp.
4.50% 03/15/49 - 08/01/54	30,000	37,785
CubeSmart LP
4.38% 02/15/29	26,000	29,743
Cummins Inc.
1.50% 09/01/30	22,000	21,226
2.60% 09/01/50	22,000	20,951
CVS Health Corp.
3.00% 08/15/26	21,000	22,646
3.25% 08/15/29	19,000	20,662
3.63% 04/01/27	19,000	21,023
3.75% 04/01/30	16,000	17,937
3.88% 07/20/25	14,000	15,458
4.25% 04/01/50	13,000	15,452
	Principal Amount	Fair Value
4.30% 03/25/28	$ 7,000	$ 8,042
4.78% 03/25/38	23,000	28,291
5.00% 12/01/24	21,000	23,611
5.13% 07/20/45	8,000	10,384
5.30% 12/05/43	20,000	26,447
Dell International LLC/EMC Corp.
4.00% 07/15/24	28,000	30,437
5.45% 06/15/23	15,000	16,271
6.02% 06/15/26	5,000	5,997
8.35% 07/15/46	3,000	4,908
Devon Energy Corp.
5.00% 06/15/45	6,000	7,061
DH Europe Finance II Sarl
2.60% 11/15/29	17,000	17,800
3.25% 11/15/39	12,000	12,872
3.40% 11/15/49	5,000	5,500
Diamondback Energy Inc.
2.88% 12/01/24	31,000	32,769
3.13% 03/24/31	30,000	31,193
3.25% 12/01/26	18,000	19,291
3.50% 12/01/29	14,000	15,006
4.40% 03/24/51	17,000	19,203
Digital Realty Trust LP
3.60% 07/01/29	35,000	38,913
Discovery Communications LLC
2.95% 03/20/23	32,000	33,292
3.95% 03/20/28	34,000	37,855
4.95% 05/15/42	4,000	4,748
5.00% 09/20/37	8,000	9,688
Dollar General Corp.
3.50% 04/03/30	51,000	56,090
4.13% 04/03/50	16,000	18,753
Dollar Tree Inc.
4.00% 05/15/25	96,000	105,948
Dominion Energy Inc.
3.07% 08/15/24 (j)	23,000	24,400
3.38% 04/01/30	30,000	32,708
Dover Corp.
2.95% 11/04/29	22,000	23,646
DTE Energy Co.
2.85% 10/01/26	32,000	34,113
3.85% 12/01/23	16,000	17,118
Duke Energy Carolinas LLC
3.95% 03/15/48	12,000	14,083
Duke Energy Corp.
2.55% 06/15/31	46,000	46,643
3.30% 06/15/41	46,000	47,086

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	31

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
3.50% 06/15/51	$ 46,000	$ 47,560
3.75% 09/01/46	67,000	71,435
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88% 12/31/99 (d)	40,000	42,690
Duke Energy Progress LLC
4.15% 12/01/44	19,000	22,946
Duke Realty LP
3.05% 03/01/50	8,000	7,898
3.25% 06/30/26	12,000	13,023
DuPont de Nemours Inc.
5.42% 11/15/48	9,000	12,499
Duquesne Light Holdings Inc.
3.62% 08/01/27 (i)	26,000	28,247
Eastman Chemical Co.
4.65% 10/15/44	19,000	23,084
Eaton Corp.
3.10% 09/15/27	12,000	13,056
Ecolab Inc.
1.30% 01/30/31	24,000	22,686
Edison International
4.95% 04/15/25	44,000	48,760
5.75% 06/15/27	8,000	9,114
EI du Pont de Nemours & Co.
2.30% 07/15/30	50,000	51,271
Electronic Arts Inc.
1.85% 02/15/31	50,000	48,350
Eli Lilly & Co.
3.95% 03/15/49	9,000	10,925
Emera US Finance LP
2.64% 06/15/31 (i)	55,000	55,359
Emerson Electric Co.
1.80% 10/15/27	72,000	73,729
2.75% 10/15/50	10,000	9,999
Empower Finance 2020 LP
1.36% 09/17/27 (i)	35,000	34,555
1.78% 03/17/31 (i)	46,000	44,147
Enbridge Energy Partners LP
5.50% 09/15/40	4,000	5,154
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75% 07/15/80 (d)	61,000	68,219
Energy Transfer LP
4.25% 03/15/23	19,000	19,941
4.50% 04/15/24	26,000	28,317
4.95% 06/15/28	9,000	10,437
5.30% 04/01/44 - 04/15/47	34,000	39,566
	Principal Amount	Fair Value
5.35% 05/15/45	$ 32,000	$ 37,033
6.13% 12/15/45	5,000	6,365
6.50% 02/01/42	13,000	16,876
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75% 12/31/99 (d)	85,000	85,447
Energy Transfer LP/Regency Energy Finance Corp.
4.50% 11/01/23	15,000	16,079
Enterprise Products Operating LLC
4.25% 02/15/48	35,000	40,258
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25% 08/16/77 (d)	9,000	9,427
EOG Resources Inc.
4.15% 01/15/26	6,000	6,756
4.38% 04/15/30	22,000	26,076
4.95% 04/15/50	10,000	13,360
5.10% 01/15/36	10,000	12,415
Equinix Inc.
1.25% 07/15/25	20,000	20,058
2.15% 07/15/30	30,000	29,801
Equinor ASA
3.25% 11/18/49	15,000	15,880
ERP Operating LP
4.50% 07/01/44	11,000	13,860
Eversource Energy
3.45% 01/15/50	22,000	23,244
Exelon Corp.
3.50% 06/01/22	20,000	20,510
4.05% 04/15/30	31,000	35,294
4.45% 04/15/46	19,000	23,049
4.70% 04/15/50	19,000	23,991
Exxon Mobil Corp.
2.61% 10/15/30	76,000	80,163
3.45% 04/15/51	20,000	21,763
FedEx Corp.
4.10% 02/01/45	49,000	56,004
Fidelity National Information Services Inc.
1.15% 03/01/26	66,000	65,479
1.65% 03/01/28	29,000	28,825
3.10% 03/01/41	8,000	8,219

See Notes to Schedules of Investments and Notes to Financial Statements.
32	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
FirstEnergy Transmission LLC
4.55% 04/01/49 (i)	$ 23,000	$ 26,678
Fiserv Inc.
3.50% 07/01/29	56,000	61,646
4.40% 07/01/49	8,000	9,637
Florida Power & Light Co.
2.85% 04/01/25	46,000	49,157
4.13% 02/01/42	14,000	17,061
Flowers Foods Inc.
2.40% 03/15/31	29,000	29,057
Ford Motor Co.
4.35% 12/08/26	38,000	40,791
Fox Corp.
3.50% 04/08/30	42,000	46,289
GA Global Funding Trust
1.63% 01/15/26 (i)	39,000	39,471
General Mills Inc.
3.00% 02/01/51 (i)	31,000	31,234
General Motors Co.
5.20% 04/01/45	3,000	3,715
5.40% 10/02/23 - 04/01/48	15,000	18,237
6.13% 10/01/25	85,000	100,622
6.80% 10/01/27	13,000	16,366
General Motors Financial Company Inc.
1.25% 01/08/26	85,000	84,436
2.35% 01/08/31	22,000	21,703
3.45% 01/14/22 - 04/10/22	131,000	133,186
4.20% 11/06/21	101,000	102,340
5.25% 03/01/26	47,000	54,299
Georgia-Pacific LLC
1.75% 09/30/25 (i)	45,000	46,128
3.60% 03/01/25 (i)	98,000	106,578
Gilead Sciences Inc.
1.65% 10/01/30	211,000	204,041
2.60% 10/01/40	14,000	13,486
2.80% 10/01/50	25,000	24,017
2.95% 03/01/27	3,000	3,229
3.50% 02/01/25	12,000	13,003
3.65% 03/01/26	12,000	13,235
4.15% 03/01/47	13,000	15,298
GlaxoSmithKline Capital Inc.
3.38% 05/15/23	25,000	26,395
3.63% 05/15/25	25,000	27,582
GlaxoSmithKline Capital PLC
3.38% 06/01/29	22,000	24,454
Glencore Finance Canada Ltd.
4.95% 11/15/21 (i)	16,000	16,260
	Principal Amount	Fair Value
Glencore Funding LLC
3.88% 04/27/51 (i)	$ 23,000	$ 24,138
Graphic Packaging International LLC
1.51% 04/15/26 (i)	55,000	54,716
Gray Oak Pipeline LLC
2.00% 09/15/23 (i)	68,000	69,388
2.60% 10/15/25 (i)	46,000	47,322
Halliburton Co.
3.80% 11/15/25	2,000	2,210
5.00% 11/15/45	10,000	12,210
HCA Inc.
3.50% 09/01/30 - 07/15/51	116,000	121,378
5.38% 02/01/25	65,000	73,316
Health Care Service Corp.
2.20% 06/01/30 (i)	28,000	28,108
3.20% 06/01/50 (i)	11,000	11,378
Healthcare Trust of America Holdings LP
2.00% 03/15/31	18,000	17,428
Hess Corp.
5.60% 02/15/41	3,000	3,752
5.80% 04/01/47	2,000	2,611
Hewlett Packard Enterprise Co.
6.35% 10/15/45	3,000	4,051
Highwoods Realty LP
4.13% 03/15/28	13,000	14,580
4.20% 04/15/29	34,000	38,260
Honeywell International Inc.
2.70% 08/15/29	24,000	25,749
Hormel Foods Corp.
1.80% 06/11/30	47,000	46,660
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01% 09/22/28 (d)	250,000	250,835
Huntington Bancshares Inc.
2.55% 02/04/30	35,000	36,480
Huntsman International LLC
2.95% 06/15/31	25,000	25,428
Hyundai Capital America
1.30% 01/08/26 (i)	85,000	83,921
3.10% 04/05/22 (i)	12,000	12,218
Indiana Michigan Power Co.
3.25% 05/01/51	25,000	26,176
ING Groep N.V. (1.06% fixed rate until 04/01/26; 1.01% + SOFR thereafter)
1.06% 04/01/27 (d)	200,000	202,014

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	33

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Intel Corp.
2.45% 11/15/29	$ 41,000	$ 43,184
2.60% 05/19/26	34,000	36,361
2.88% 05/11/24	14,000	14,885
3.10% 02/15/60	18,000	18,388
Intercontinental Exchange Inc.
1.85% 09/15/32	12,000	11,391
2.65% 09/15/40	12,000	11,500
International Business Machines Corp.
2.95% 05/15/50	100,000	100,305
International Paper Co.
4.40% 08/15/47	13,000	16,262
Interstate Power & Light Co.
3.40% 08/15/25	125,000	135,247
ITC Holdings Corp.
2.95% 05/14/30 (i)	51,000	53,761
Jabil Inc.
3.95% 01/12/28	13,000	14,455
Jefferies Group LLC
5.13% 01/20/23	47,000	50,258
John Deere Capital Corp.
2.45% 01/09/30	32,000	33,675
Johnson & Johnson
3.63% 03/03/37	13,000	15,156
Johnson Controls International PLC
4.50% 02/15/47	4,000	5,018
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58% 04/22/27 (d)	66,000	66,354
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96% 05/13/31 (d)	30,000	31,530
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16% 04/22/42 (d)	32,000	33,320
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88% 07/24/38 (d)	24,000	27,637
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90% 01/23/49 (d)	$ 18,000	$ 20,917
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96% 01/29/27 (d)	39,000	43,425
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01% 04/23/29 (d)	19,000	21,521
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03% 07/24/48 (d)	13,000	15,313
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49% 03/24/31 (d)	40,000	47,408
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60% 12/31/99 (d)	54,000	55,911
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10% 10/29/49 (d)	82,000	89,660
Kaiser Foundation Hospitals
3.00% 06/01/51	30,000	30,945
Keurig Dr Pepper Inc.
3.20% 05/01/30	21,000	22,754
3.80% 05/01/50	13,000	14,644
4.50% 11/15/45	11,000	13,419
4.60% 05/25/28	9,000	10,570
KeyCorp
2.25% 04/06/27	61,000	63,270
Kinder Morgan Energy Partners LP
4.70% 11/01/42	3,000	3,490
5.00% 03/01/43	9,000	10,820
6.38% 03/01/41	10,000	13,827
Kinder Morgan Inc.
5.05% 02/15/46	10,000	12,133

See Notes to Schedules of Investments and Notes to Financial Statements.
34	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
KLA Corp.
3.30% 03/01/50	$ 18,000	$ 19,125
4.10% 03/15/29	45,000	51,883
4.65% 11/01/24	24,000	26,799
Kohl's Corp.
3.38% 05/01/31	59,000	61,119
5.55% 07/17/45	21,000	25,182
Kreditanstalt fuer Wiederaufbau
2.00% 10/04/22	46,000	47,046
L3Harris Technologies Inc.
3.85% 12/15/26	34,000	38,172
Lear Corp.
4.25% 05/15/29	12,000	13,551
Leidos Inc.
3.63% 05/15/25	13,000	14,118
4.38% 05/15/30	45,000	51,056
Liberty Mutual Group Inc.
3.95% 05/15/60 (i)	10,000	10,983
Life Storage LP
2.20% 10/15/30	30,000	29,630
Lincoln National Corp.
4.35% 03/01/48	10,000	11,948
Lockheed Martin Corp.
3.55% 01/15/26	15,000	16,582
3.80% 03/01/45	4,000	4,664
4.50% 05/15/36	16,000	20,113
Lowe's Companies Inc.
1.30% 04/15/28	13,000	12,680
1.70% 10/15/30	11,000	10,552
3.00% 10/15/50	15,000	14,778
3.70% 04/15/46	3,000	3,296
4.05% 05/03/47	13,000	14,979
LYB International Finance III LLC
1.25% 10/01/25	41,000	40,950
3.63% 04/01/51	31,000	32,824
3.80% 10/01/60	10,000	10,559
Marathon Oil Corp.
3.85% 06/01/25	12,000	13,071
Marvell Technology Inc.
1.65% 04/15/26 (i)	55,000	54,980
2.45% 04/15/28 (i)	55,000	56,056
2.95% 04/15/31 (i)	45,000	46,656
Masco Corp.
3.50% 11/15/27	3,000	3,297
McCormick & Company Inc.
1.85% 02/15/31	17,000	16,435
3.25% 11/15/25	164,000	177,809
	Principal Amount	Fair Value
McDonald's Corp.
3.60% 07/01/30	$ 35,000	$ 39,358
3.63% 09/01/49	11,000	12,187
4.88% 12/09/45	10,000	12,874
Medtronic Inc.
4.63% 03/15/45	4,000	5,247
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52	23,000	29,061
Merck & Company Inc.
2.45% 06/24/50	19,000	17,910
2.75% 02/10/25	40,000	42,619
4.00% 03/07/49	6,000	7,337
MetLife Inc.
4.72% 12/15/44	15,000	19,494
Microchip Technology Inc.
2.67% 09/01/23	135,000	140,581
Micron Technology Inc.
2.50% 04/24/23	131,000	135,375
Microsoft Corp.
2.40% 08/08/26	37,000	39,429
2.68% 06/01/60	6,000	5,974
2.92% 03/17/52	62,000	65,766
3.04% 03/17/62	38,000	40,631
3.45% 08/08/36	6,000	6,934
3.50% 02/12/35	14,000	16,229
Molson Coors Beverage Co.
2.10% 07/15/21	38,000	38,025
4.20% 07/15/46	5,000	5,565
Morgan Stanley
3.63% 01/20/27	4,000	4,439
3.70% 10/23/24	12,000	13,084
3.95% 04/23/27	56,000	62,556
4.35% 09/08/26	46,000	52,131
4.38% 01/22/47	15,000	18,801
5.00% 11/24/25	116,000	133,794
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (d)	33,000	32,412
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62% 04/01/31 (d)	89,000	99,408
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97% 07/22/38 (d)	15,000	17,599

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	35

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
MPLX LP
2.65% 08/15/30	$ 26,000	$ 26,280
3.38% 03/15/23	13,000	13,589
5.20% 12/01/47	10,000	12,207
MPLX LP (1.22% fixed rate until 08/02/21; 1.10% + 3 month USD LIBOR thereafter)
1.22% 09/09/22 (d)	51,000	51,029
Mylan Inc.
5.20% 04/15/48	11,000	13,507
National Retail Properties Inc.
4.00% 11/15/25	19,000	21,059
NewMarket Corp.
2.70% 03/18/31	22,000	22,037
Newmont Corp.
4.88% 03/15/42	13,000	16,516
NextEra Energy Capital Holdings Inc.
3.25% 04/01/26	30,000	32,534
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65% 05/01/79 (d)	16,000	18,641
NGPL PipeCo LLC
3.25% 07/15/31 (i)	50,000	51,554
NIKE Inc.
3.38% 03/27/50	13,000	14,675
NiSource Inc.
3.60% 05/01/30	24,000	26,571
3.95% 03/30/48	6,000	6,857
Nordstrom Inc.
4.00% 03/15/27	80,000	83,254
4.25% 08/01/31 (i)	15,000	15,662
Norfolk Southern Corp.
3.95% 10/01/42	13,000	14,956
NOV Inc.
3.60% 12/01/29	31,000	32,416
Novant Health Inc.
3.32% 11/01/61	20,000	21,212
Novartis Capital Corp.
2.20% 08/14/30	34,000	35,161
3.00% 11/20/25	4,000	4,340
Nucor Corp.
3.95% 05/01/28	18,000	20,516
Nutrien Ltd.
4.90% 06/01/43	10,000	12,638
	Principal Amount	Fair Value
NVIDIA Corp.
2.85% 04/01/30	$ 26,000	$ 28,150
3.50% 04/01/50	15,000	16,963
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50% 05/11/31 (i)	43,000	43,599
2.70% 05/01/25 (i)	121,000	127,570
3.25% 05/11/41 (i)	33,000	33,838
Occidental Petroleum Corp.
2.90% 08/15/24	18,000	18,406
Oklahoma Gas & Electric Co.
3.25% 04/01/30	18,000	19,580
Oncor Electric Delivery Company LLC
3.80% 09/30/47	8,000	9,361
ONEOK Inc.
4.35% 03/15/29	19,000	21,453
Oracle Corp.
1.65% 03/25/26	245,000	248,398
2.30% 03/25/28	16,000	16,429
2.40% 09/15/23	12,000	12,448
2.65% 07/15/26	19,000	20,053
2.88% 03/25/31	25,000	26,032
2.95% 04/01/30	35,000	36,889
3.60% 04/01/50	19,000	19,522
3.65% 03/25/41	25,000	26,554
3.80% 11/15/37	6,000	6,578
3.95% 03/25/51	115,000	125,660
4.00% 07/15/46 - 11/15/47	31,000	33,752
4.10% 03/25/61	30,000	33,247
Orbia Advance Corp. SAB de C.V.
1.88% 05/11/26 (i)	200,000	201,326
Otis Worldwide Corp.
2.06% 04/05/25	81,000	84,192
2.57% 02/15/30	11,000	11,399
3.36% 02/15/50	11,000	11,585
Ovintiv Exploration Inc.
5.63% 07/01/24	157,000	174,728
Owens Corning
4.40% 01/30/48	8,000	9,442
Pacific Gas & Electric Co.
2.10% 08/01/27	18,000	17,486
2.50% 02/01/31	34,000	31,901
3.00% 06/15/28	30,000	30,134
3.30% 08/01/40	34,000	30,921
3.50% 08/01/50	13,000	11,570
4.30% 03/15/45	25,000	24,065

See Notes to Schedules of Investments and Notes to Financial Statements.
36	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
PacifiCorp
2.70% 09/15/30	$ 23,000	$ 24,157
6.25% 10/15/37	24,000	34,215
Parker-Hannifin Corp.
3.25% 06/14/29	18,000	19,690
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50% 10/01/50 (d)	63,000	65,783
PayPal Holdings Inc.
2.65% 10/01/26	26,000	27,886
3.25% 06/01/50	13,000	14,140
PepsiCo Inc.
1.63% 05/01/30	18,000	17,763
2.63% 07/29/29	26,000	27,840
3.45% 10/06/46	5,000	5,612
Petroleos Mexicanos
5.35% 02/12/28	15,000	14,757
5.63% 01/23/46	19,000	15,507
6.35% 02/12/48	15,000	12,764
6.49% 01/23/27	15,000	15,812
6.50% 03/13/27	40,000	42,181
7.69% 01/23/50	12,000	11,550
Pfizer Inc.
2.70% 05/28/50	30,000	29,911
3.45% 03/15/29	9,000	10,125
3.60% 09/15/28	25,000	28,315
3.90% 03/15/39	13,000	15,494
4.13% 12/15/46	9,000	11,169
4.40% 05/15/44	4,000	5,130
Philip Morris International Inc.
1.50% 05/01/25	112,000	114,272
2.10% 05/01/30	10,000	9,975
3.38% 08/15/29	13,000	14,370
4.13% 03/04/43	6,000	6,857
Phillips 66
2.15% 12/15/30	114,000	112,152
Phillips 66 Partners LP
3.15% 12/15/29	61,000	64,112
3.75% 03/01/28	13,000	14,239
4.68% 02/15/45	13,000	14,877
Pioneer Natural Resources Co.
1.13% 01/15/26	70,000	69,301
2.15% 01/15/31	19,000	18,645
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29	30,000	31,640
	Principal Amount	Fair Value
3.65% 06/01/22	$ 33,000	$ 33,675
PPL Capital Funding Inc.
3.10% 05/15/26	25,000	26,886
Precision Castparts Corp.
4.38% 06/15/45	9,000	10,921
Prospect Capital Corp.
3.36% 11/15/26	45,000	45,092
Prudential Financial Inc.
3.94% 12/07/49	24,000	28,164
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70% 09/15/48 (d)	24,000	28,103
Public Service Company of Colorado
3.70% 06/15/28	23,000	25,983
Public Service Electric & Gas Co.
2.38% 05/15/23	46,000	47,521
PVH Corp.
4.63% 07/10/25	51,000	56,905
QUALCOMM Inc.
1.30% 05/20/28	5,000	4,894
4.30% 05/20/47	3,000	3,777
Quest Diagnostics Inc.
2.95% 06/30/30	8,000	8,478
Ralph Lauren Corp.
1.70% 06/15/22	10,000	10,128
Raytheon Technologies Corp.
3.13% 05/04/27	73,000	79,387
3.50% 03/15/27	15,000	16,552
3.95% 08/16/25	12,000	13,344
4.15% 05/15/45	13,000	15,417
4.45% 11/16/38	12,000	14,524
Realty Income Corp.
3.00% 01/15/27	7,000	7,561
3.25% 01/15/31	18,000	19,643
Regeneron Pharmaceuticals Inc.
1.75% 09/15/30	39,000	36,995
2.80% 09/15/50	18,000	16,409
Reliance Steel & Aluminum Co.
2.15% 08/15/30	19,000	18,756
Reynolds American Inc.
4.45% 06/12/25	5,000	5,543
Rio Tinto Finance USA PLC
4.13% 08/21/42	9,000	10,968

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	37

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Rockwell Automation Inc.
4.20% 03/01/49	$ 13,000	$ 16,273
Rogers Communications Inc.
5.00% 03/15/44	3,000	3,752
Roper Technologies Inc.
2.95% 09/15/29	20,000	21,389
Ross Stores Inc.
4.70% 04/15/27	8,000	9,271
Royalty Pharma PLC
0.75% 09/02/23 (i)	21,000	21,063
1.20% 09/02/25 (i)	26,000	25,780
1.75% 09/02/27 (i)	13,000	12,813
2.20% 09/02/30 (i)	8,000	7,847
3.30% 09/02/40 (i)	2,000	2,011
RPM International Inc.
3.75% 03/15/27	12,000	13,174
Ryder System Inc.
2.90% 12/01/26	62,000	66,413
Sabine Pass Liquefaction LLC
4.20% 03/15/28	13,000	14,684
4.50% 05/15/30	11,000	12,692
5.00% 03/15/27	4,000	4,619
5.88% 06/30/26	37,000	43,785
Salesforce.com Inc.
1.95% 07/15/31	55,000	55,085
2.70% 07/15/41 (e)	40,000	40,251
2.90% 07/15/51	66,000	66,690
3.05% 07/15/61	35,000	35,568
Schlumberger Holdings Corp.
3.90% 05/17/28 (i)	27,000	30,148
Selective Insurance Group Inc.
5.38% 03/01/49	6,000	7,518
Sempra Energy
3.80% 02/01/38	8,000	8,924
4.00% 02/01/48	10,000	11,214
Shell International Finance BV
2.38% 08/21/22	37,000	37,874
3.13% 11/07/49	24,000	24,841
3.75% 09/12/46	10,000	11,311
4.13% 05/11/35	12,000	14,252
Shire Acquisitions Investments Ireland DAC
2.88% 09/23/23	17,000	17,791
3.20% 09/23/26	4,000	4,342
Simon Property Group LP
3.38% 06/15/27	13,000	14,161
Skyworks Solutions Inc.
1.80% 06/01/26	50,000	50,707
	Principal Amount	Fair Value
3.00% 06/01/31	$ 15,000	$ 15,368
South Jersey Industries Inc.
5.02% 04/15/31	63,000	66,481
Southern California Edison Co.
2.40% 02/01/22	26,000	26,220
4.00% 04/01/47	38,000	40,014
4.20% 03/01/29	31,000	35,018
Southern Company Gas Capital Corp.
3.95% 10/01/46	19,000	21,138
4.40% 05/30/47	2,000	2,356
Southern Copper Corp.
5.88% 04/23/45	12,000	16,773
Southwest Airlines Co.
2.63% 02/10/30	35,000	35,898
Southwestern Electric Power Co.
2.75% 10/01/26	13,000	13,788
Spectra Energy Partners LP
3.38% 10/15/26	3,000	3,262
4.50% 03/15/45	2,000	2,349
Spirit Realty LP
4.00% 07/15/29	22,000	24,451
Starbucks Corp.
4.00% 11/15/28	12,000	13,810
STERIS Irish FinCo UnLtd Co.
2.70% 03/15/31	105,000	107,040
Stryker Corp.
1.95% 06/15/30	45,000	44,510
2.90% 06/15/50	36,000	36,163
Sumitomo Mitsui Financial Group Inc.
4.44% 04/02/24 (i)	200,000	217,746
Suncor Energy Inc.
4.00% 11/15/47	3,000	3,315
Sysco Corp.
3.25% 07/15/27	13,000	14,097
5.95% 04/01/30	6,000	7,709
6.60% 04/01/50	3,000	4,662
Tampa Electric Co.
2.40% 03/15/31	45,000	46,097
3.45% 03/15/51	30,000	32,927
4.35% 05/15/44	26,000	31,361
Tapestry Inc.
4.13% 07/15/27	15,000	16,402
4.25% 04/01/25	152,000	165,320
Target Corp.
2.50% 04/15/26	13,000	13,982

See Notes to Schedules of Investments and Notes to Financial Statements.
38	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Teck Resources Ltd.
3.90% 07/15/30	$ 70,000	$ 75,603
5.40% 02/01/43	6,000	7,311
Teledyne Technologies Inc.
2.25% 04/01/28	30,000	30,566
Telefonica Emisiones S.A.
4.10% 03/08/27	150,000	168,852
Texas Instruments Inc.
3.88% 03/15/39	13,000	15,607
The Allstate Corp.
4.20% 12/15/46	8,000	9,842
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75% 08/15/53 (d)	38,000	41,246
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63% 12/29/49 (d)	71,000	78,311
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65% 12/31/99 (d)	41,000	41,989
The Boeing Co.
2.20% 02/04/26	90,000	90,850
2.70% 02/01/27	196,000	202,533
2.95% 02/01/30	11,000	11,264
3.25% 03/01/28	10,000	10,550
3.55% 03/01/38	8,000	8,195
3.75% 02/01/50	11,000	11,347
5.04% 05/01/27	66,000	76,193
5.15% 05/01/30	28,000	33,181
5.81% 05/01/50	22,000	29,684
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00% 12/31/99 (d)	59,000	60,337
The Cleveland Electric Illuminating Co.
4.55% 11/15/30 (i)	50,000	57,770
The Clorox Co.
1.80% 05/15/30	68,000	66,878
The Coca-Cola Co.
2.60% 06/01/50	22,000	21,178
2.75% 06/01/60	11,000	10,784
The Dow Chemical Co.
2.10% 11/15/30	36,000	35,651
	Principal Amount	Fair Value
3.60% 11/15/50	$ 15,000	$ 16,171
4.25% 10/01/34	13,000	15,036
The Estee Lauder Companies Inc.
2.38% 12/01/29	13,000	13,581
The George Washington University
4.13% 09/15/48	15,000	18,615
The Goldman Sachs Group Inc.
3.50% 04/01/25 - 11/16/26	74,000	80,399
3.85% 01/26/27	111,000	122,415
4.25% 10/21/25	314,000	351,309
5.15% 05/22/45	18,000	24,006
The Goldman Sachs Group Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54% 09/10/27 (d)	76,000	75,767
The Goldman Sachs Group Inc. (1.99% fixed rate until 01/27/31; 1.09% + SOFR thereafter)
1.99% 01/27/32 (d)	59,000	57,293
The Goldman Sachs Group Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21% 04/22/42 (d)	30,000	31,392
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81% 04/23/29 (d)	19,000	21,246
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02% 10/31/38 (d)	12,000	14,070
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22% 05/01/29 (d)	33,000	37,675
The Hartford Financial Services Group Inc.
2.80% 08/19/29	89,000	93,765

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	39

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
The Hartford Financial Services Group Inc. (2.28% fixed rate until 06/28/21; 2.13% + 3 month USD LIBOR thereafter)
2.28% 02/12/67 (d)(i)	$ 22,000	$ 21,198
The Home Depot Inc.
2.70% 04/15/30	13,000	13,909
3.35% 04/15/50	21,000	23,239
3.50% 09/15/56	10,000	11,302
3.90% 12/06/28 - 06/15/47	22,000	25,797
4.50% 12/06/48	11,000	14,298
The Kroger Co.
2.20% 05/01/30	16,000	16,092
2.95% 11/01/21	36,000	36,240
4.65% 01/15/48	7,000	8,582
The Northwestern Mutual Life Insurance Co.
3.45% 03/30/51 (i)	20,000	21,353
The Southern Co.
3.25% 07/01/26	7,000	7,594
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63% 09/15/31 (d)	47,000	52,006
The Travelers Companies Inc.
2.55% 04/27/50	98,000	94,436
The Walt Disney Co.
2.65% 01/13/31	272,000	285,660
3.38% 11/15/26	2,000	2,206
3.60% 01/13/51	19,000	21,535
4.75% 11/15/46	4,000	5,207
6.65% 11/15/37	26,000	39,300
The Williams Companies Inc.
3.75% 06/15/27	2,000	2,221
4.85% 03/01/48	13,000	15,823
4.90% 01/15/45	26,000	31,444
5.40% 03/04/44	3,000	3,797
Thermo Fisher Scientific Inc.
4.13% 03/25/25	3,000	3,326
4.50% 03/25/30	8,000	9,526
Time Warner Cable LLC
6.55% 05/01/37	12,000	16,316
T-Mobile USA Inc.
3.75% 04/15/27	199,000	219,913
3.88% 04/15/30	3,000	3,349
4.50% 04/15/50	8,000	9,517
Total Capital International S.A.
3.46% 02/19/29	42,000	46,829
	Principal Amount	Fair Value
Trane Technologies Luxembourg Finance S.A.
3.55% 11/01/24	$ 21,000	$ 22,678
3.80% 03/21/29	25,000	28,221
TransCanada PipeLines Ltd.
4.25% 05/15/28	40,000	46,001
4.88% 01/15/26	9,000	10,345
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63% 05/20/75 (d)	50,000	54,038
Transcontinental Gas Pipe Line Company LLC
4.00% 03/15/28	13,000	14,721
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80% 12/31/99 (d)	73,000	77,481
TWDC Enterprises 18 Corp.
4.13% 06/01/44	6,000	7,228
Tyco Electronics Group S.A.
3.13% 08/15/27	13,000	14,024
Tyson Foods Inc.
4.00% 03/01/26	49,000	54,627
4.55% 06/02/47	2,000	2,444
UDR Inc.
2.10% 08/01/32	26,000	24,983
3.00% 08/15/31	13,000	13,660
Union Pacific Corp.
3.50% 06/08/23	36,000	38,097
3.60% 09/15/37	7,000	7,837
3.80% 04/06/71 (i)	13,000	14,400
4.10% 09/15/67	11,000	12,818
UnitedHealth Group Inc.
2.00% 05/15/30	35,000	35,290
4.45% 12/15/48	23,000	29,436
4.75% 07/15/45	20,000	26,220
Utah Acquisition Sub Inc.
3.95% 06/15/26	5,000	5,508
Vale S.A.
5.63% 09/11/42	8,000	10,008
Valero Energy Corp.
2.85% 04/15/25	32,000	33,930
4.00% 04/01/29	25,000	27,914
Ventas Realty LP
3.25% 10/15/26	24,000	26,113

See Notes to Schedules of Investments and Notes to Financial Statements.
40	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
VEREIT Operating Partnership LP
2.85% 12/15/32	$ 24,000	$ 25,100
Verizon Communications Inc.
1.45% 03/20/26	60,000	60,554
2.10% 03/22/28	45,000	45,953
2.55% 03/21/31	245,000	250,672
3.00% 03/22/27	120,000	129,050
3.40% 03/22/41	30,000	31,777
3.55% 03/22/51	22,000	23,508
3.70% 03/22/61	30,000	32,176
4.40% 11/01/34	60,000	71,545
4.52% 09/15/48	13,000	16,047
4.67% 03/15/55	31,000	40,054
4.86% 08/21/46	32,000	41,337
5.25% 03/16/37	12,000	15,829
ViacomCBS Inc.
2.90% 01/15/27	11,000	11,697
3.70% 06/01/28	10,000	11,129
5.25% 04/01/44	3,000	3,836
Virginia Electric & Power Co.
4.00% 11/15/46	23,000	27,039
Visa Inc.
2.00% 08/15/50	2,000	1,768
2.05% 04/15/30	18,000	18,516
2.70% 04/15/40	20,000	20,687
Vistra Operations Company LLC
3.55% 07/15/24 (i)	64,000	67,654
Viterra Finance BV
2.00% 04/21/26 (i)	200,000	200,266
Vodafone Group PLC
4.38% 05/30/28	19,000	22,102
5.25% 05/30/48	4,000	5,243
Vontier Corp.
2.40% 04/01/28 (i)	66,000	65,519
2.95% 04/01/31 (i)	50,000	50,194
Vornado Realty LP
2.15% 06/01/26	60,000	60,863
3.40% 06/01/31	20,000	20,623
3.50% 01/15/25	12,000	12,774
Vulcan Materials Co.
3.90% 04/01/27	4,000	4,507
Walgreens Boots Alliance Inc.
4.10% 04/15/50	3,000	3,306
Walmart Inc.
3.63% 12/15/47	10,000	11,730
3.70% 06/26/28	21,000	23,906
3.95% 06/28/38	10,000	12,015
	Principal Amount	Fair Value
4.05% 06/29/48	$ 12,000	$ 15,099
WEC Energy Group Inc.
3.55% 06/15/25	37,000	40,337
Wells Fargo & Co.
4.15% 01/24/29	40,000	46,034
4.75% 12/07/46	39,000	49,292
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65% 06/02/24 (d)	34,000	34,732
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19% 04/30/26 (d)	90,000	93,437
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39% 06/02/28 (d)	241,000	249,898
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07% 04/30/41 (d)	46,000	47,170
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20% 06/17/27 (d)	118,000	127,465
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88% 12/29/49 (d)	40,000	44,890
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89% 02/04/30 (d)	27,000	28,009
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11% 07/24/34 (d)	23,000	25,245
Willis North America Inc.
3.60% 05/15/24	18,000	19,357
3.88% 09/15/49	22,000	24,887
WPP Finance 2010
3.75% 09/19/24	22,000	23,957
WRKCo Inc.
3.00% 09/15/24	15,000	15,908
Xcel Energy Inc.
3.40% 06/01/30	26,000	28,569

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	41

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Zoetis Inc.
3.00% 09/12/27	$ 5,000	$ 5,399
3.90% 08/20/28	13,000	14,804
		30,456,020
Non-Agency Collateralized Mortgage Obligations - 3.0%
Banc of America Commercial Mortgage Trust 2016-UBS10
5.02% 07/15/49 (d)	82,000	90,373
BANK 2017-BNK7
3.18% 09/15/60	617,000	667,424
BANK 2018-BNK15
4.41% 11/15/61 (d)	320,000	373,999
BX Commercial Mortgage Trust 2018-IND 0.75% + 1 month USD LIBOR
0.82% 11/15/35 (d)(i)	46,901	46,923
Cantor Commercial Real Estate Lending 2019-CF3
3.01% 01/15/53	139,000	149,741
CD 2019-CD8 Mortgage Trust
2.91% 08/15/57	246,000	262,398
CFCRE Commercial Mortgage Trust 2016-C7
4.56% 12/10/54 (d)	87,000	86,301
Citigroup Commercial Mortgage Trust 2015-GC33
3.78% 09/10/58	100,000	109,911
Citigroup Commercial Mortgage Trust 2015-GC35
4.63% 11/10/48 (d)	148,000	142,593
Citigroup Commercial Mortgage Trust 2015-P1
3.72% 09/15/48	403,000	441,882
Citigroup Commercial Mortgage Trust 2016-P5
2.94% 10/10/49	90,682	96,779
Citigroup Commercial Mortgage Trust 2016-P6
3.72% 12/10/49 (d)	119,583	132,992
4.03% 12/10/49 (d)	78,331	85,394
COMM 2012-CCRE3 Mortgage Trust
3.92% 10/15/45 (i)	100,000	99,195
COMM 2014-CR14 Mortgage Trust
4.53% 02/10/47 (d)	55,000	59,469
CSAIL 2015-C3 Commercial Mortgage Trust
4.27% 08/15/48 (d)	194,984	205,813
	Principal Amount	Fair Value
CSAIL 2016-C7 Commercial Mortgage Trust
4.48% 11/15/49 (d)	$ 148,000	$ 162,717
GS Mortgage Securities Trust 2014-GC22
4.85% 06/10/47 (d)	88,000	91,629
GS Mortgage Securities Trust 2014-GC24
4.65% 09/10/47 (d)	119,000	125,574
GS Mortgage Securities Trust 2015-GS1
4.57% 11/10/48 (d)	117,000	102,952
GS Mortgage Securities Trust 2017-GS5
3.67% 03/10/50	240,062	266,520
GS Mortgage Securities Trust 2017-GS8
3.47% 11/10/50	184,426	203,391
GS Mortgage Securities Trust 2018-GS9
4.14% 03/10/51 (d)	73,000	82,255
GS Mortgage Securities Trust 2019-GC42
2.75% 09/01/52	419,000	439,807
GS Mortgage Securities Trust 2019-GSA1
3.05% 11/10/52	493,000	532,442
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.17% 07/15/45 (d)	25,000	26,349
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.80% 11/15/48 (d)	71,000	59,600
MASTR Alternative Loan Trust 2003-5
5.00% 08/25/18 (f)	228	2
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
4.26% 02/15/46 (d)	124,000	120,342
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.01% 03/15/48 (d)(f)	765,495	19,401
Morgan Stanley Capital I Trust 2016-UBS12
4.03% 12/15/49 (d)	122,000	120,203
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.88% 04/10/46 (d)(i)	287,000	292,106

See Notes to Schedules of Investments and Notes to Financial Statements.
42	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32% 08/15/50	$ 287,000	$ 275,118
Wells Fargo Commercial Mortgage Trust 2015-C26
1.35% 02/15/48 (d)(f)	797,429	29,670
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35% 05/15/52	45,000	48,891
WFRBS Commercial Mortgage Trust 2012-C10
3.74% 12/15/45	79,000	75,875
WFRBS Commercial Mortgage Trust 2013-C17
4.26% 12/15/46	55,000	58,998
WFRBS Commercial Mortgage Trust 2014-LC14
4.35% 03/15/47 (d)	123,000	132,457
		6,317,486
Sovereign Bonds - 0.3%
Government of Chile
2.55% 01/27/32	200,000	204,380
Government of Colombia
2.63% 03/15/23	200,000	204,500
Government of Mexico
4.00% 10/02/23	4,000	4,332
4.75% 03/08/44	56,000	61,909
Government of Peru
1.86% 12/01/32	45,000	41,802
2.78% 12/01/60	75,000	66,826
5.63% 11/18/50	26,000	35,836
Government of Uruguay
5.10% 06/18/50	29,803	39,035
		658,620
Municipal Bonds and Notes - 0.1%
American Municipal Power Inc.
6.27% 02/15/50	25,000	35,241
Board of Regents of the University of Texas System
3.35% 08/15/47	25,000	28,550
Port Authority of New York & New Jersey
4.46% 10/01/62	70,000	91,835
	Principal Amount	Fair Value
State of California
4.60% 04/01/38	$ 50,000	$ 58,457
State of Illinois
5.10% 06/01/33	25,000	29,396
		243,479
Total Bonds and Notes (Cost $73,547,189)		75,489,917
	Number of Shares
Exchange Traded & Mutual Funds - 24.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio (k) (Cost $39,416,765)	409,571	52,228,494
Total Investments in Securities (Cost $160,458,512)		207,810,835
Short-Term Investments - 4.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares 0.01% (g)	357,120	357,120
State Street Institutional Treasury Money Market Fund - Premier Class 0.01% (g)(k)	3,784,154	3,784,154
State Street Institutional Treasury Plus Fund - Premier Class 0.01% (g)(k)	357,120	357,120
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (g)(k)	4,072,321	4,072,321
Total Short-Term Investments (Cost $8,570,715)		8,570,715
Total Investments (Cost $169,029,227)		216,381,550
Liabilities in Excess of Other Assets, net - (1.9)%		(3,981,661)
NET ASSETS - 100.0%		$ 212,399,889

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	43

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
Other Information:
Centrally Cleared Credit Default Swaps
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$1,389	5.00%/ Quarterly	06/20/25	$137,542	$(68,881)	$206,423
The Fund had the following long futures contracts open at June 30, 2021:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	September 2021	8	$ 1,258,090	$ 1,286,000	$ 27,910
2 Yr. U.S. Treasury Notes Futures	September 2021	46	10,152,051	10,134,734	(17,317)
Ultra Long-Term U.S. Treasury Bond Futures	September 2021	8	1,492,910	1,541,500	48,590
S&P 500 Emini Index Futures	September 2021	3	632,945	643,290	10,345
					$ 69,528
The Fund had the following short futures contracts open at June 30, 2021:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures	September 2021	18	$ (2,612,934)	$ (2,649,657)	$ (36,723)
10 Yr. U.S. Treasury Notes Futures	September 2021	31	(4,086,568)	(4,107,499)	(20,931)
5 Yr. U.S. Treasury Notes Futures	September 2021	20	(2,470,631)	(2,468,593)	2,038
					$ (55,616)
					$ 13,912
During the period ended June 30, 2021 average notional values related to derivative contracts were as follows:
	Purchased Put Options	Purchased Call Options	Written Put Options	Written Call Options	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts	Interest Rate Swap Contracts
Average Notional Value	$—	$—	$—	$—	$12,046,521	$9,700,083	$1,606,228	$—
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2021, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(b)	Non-income producing security.

See Notes to Schedules of Investments and Notes to Financial Statements.
44	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
(c)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(g)	Coupon amount represents effective yield.
(h)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(i)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to $3,947,245 or 1.86% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(j)	Step coupon bond.
(k)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of June 30, 2021.
*	Less than 0.05%.
**	Amount is less than $0.50.
Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	45

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$ 78,007,777	$ —	$ —	$ 78,007,777
Foreign Equity	2,084,647	—	—	2,084,647
U.S. Treasuries	—	19,265,698	—	19,265,698
Agency Mortgage Backed	—	17,076,772	—	17,076,772
Agency Collateralized Mortgage Obligations	—	484,064	—	484,064
Asset Backed	—	987,778	—	987,778
Corporate Notes	—	30,456,020	—	30,456,020
Non-Agency Collateralized Mortgage Obligations	—	6,317,486	—	6,317,486
Sovereign Bonds	—	658,620	—	658,620
Municipal Bonds and Notes	—	243,479	—	243,479
Exchange Traded & Mutual Funds	52,228,494	—	—	52,228,494
Short-Term Investments	8,570,715	—	—	8,570,715
Total Investments in Securities	$ 140,891,633	$ 75,489,917	$ —	$ 216,381,550
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	$ —	$ 206,423	$ —	$ 206,423
Long Futures Contracts - Unrealized Appreciation	86,845	—	—	86,845
Long Futures Contracts - Unrealized Depreciation	(17,317)	—	—	(17,317)
Short Futures Contracts - Unrealized Appreciation	2,038	—	—	2,038
Short Futures Contracts - Unrealized Depreciation	(57,654)	—	—	(57,654)
Total Other Financial Instruments	$ 13,912	$ 206,423	$ —	$ 220,335
The Fund was invested in the following countries/territories at June 30, 2021 (unaudited):
Country/Territory	Percentage (based on Fair Value)
United States	97.34%
Ireland	0.55%
United Kingdom	0.51%
Netherlands	0.29%
Canada	0.20%
Mexico	0.19%
Switzerland	0.14%
Chile	0.13%
Colombia	0.10%
Mult	0.10%
Japan	0.10%
Spain	0.08%
Country/Territory	Percentage (based on Fair Value)
Peru	0.07%
Bermuda	0.05%
Luxembourg	0.05%
Australia	0.02%
Germany	0.02%
Uruguay	0.02%
France	0.02%
Jersey	0.01%
Norway	0.01%
Brazil	0.00%
100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2021 (unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	24.14%	0.00%	24.14%
Interactive Media & Services	2.38%	0.00%	2.38%
Systems Software	2.38%	0.00%	2.38%
See Notes to Schedules of Investments and Notes to Financial Statements.
46	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
Industry	Domestic	Foreign	Total
Technology Hardware, Storage & Peripherals	2.28%	0.02%	2.30%
Semiconductors	1.74%	0.06%	1.80%
Internet & Direct Marketing Retail	1.57%	0.00%	1.57%
Data Processing & Outsourced Services	1.47%	0.00%	1.47%
Pharmaceuticals	1.34%	0.01%	1.35%
Healthcare Equipment	1.06%	0.17%	1.23%
Diversified Banks	1.22%	0.00%	1.22%
Application Software	0.90%	0.00%	0.90%
Automobile Manufacturers	0.67%	0.00%	0.67%
Biotechnology	0.66%	0.00%	0.66%
Aerospace & Defense	0.60%	0.00%	0.60%
Managed Healthcare	0.58%	0.00%	0.58%
Movies & Entertainment	0.58%	0.00%	0.58%
Electric Utilities	0.57%	0.00%	0.57%
Multi-Sector Holdings	0.54%	0.00%	0.54%
Integrated Oil & Gas	0.51%	0.00%	0.51%
Household Products	0.50%	0.00%	0.50%
Home Improvement Retail	0.49%	0.00%	0.49%
Life Sciences Tools & Services	0.47%	0.00%	0.47%
Specialized REITs	0.47%	0.00%	0.47%
Soft Drinks	0.45%	0.00%	0.45%
Integrated Telecommunication Services	0.44%	0.00%	0.44%
Industrial Conglomerates	0.44%	0.00%	0.44%
Restaurants	0.42%	0.00%	0.42%
Investment Banking & Brokerage	0.40%	0.00%	0.40%
Financial Exchanges & Data	0.40%	0.00%	0.40%
IT Consulting & Other Services	0.20%	0.19%	0.39%
Cable & Satellite	0.38%	0.00%	0.38%
Hypermarkets & Super Centers	0.38%	0.00%	0.38%
Regional Banks	0.38%	0.00%	0.38%
Semiconductor Equipment	0.33%	0.00%	0.33%
Railroads	0.32%	0.00%	0.32%
Asset Management & Custody Banks	0.32%	0.00%	0.32%
Packaged Foods & Meats	0.31%	0.00%	0.31%
Communications Equipment	0.31%	0.00%	0.31%
Industrial Machinery	0.29%	0.01%	0.30%
Specialty Chemicals	0.27%	0.00%	0.27%
Multi-Utilities	0.27%	0.00%	0.27%
Air Freight & Logistics	0.26%	0.00%	0.26%
Oil & Gas Exploration & Production	0.26%	0.00%	0.26%
Healthcare Services	0.25%	0.00%	0.25%
Property & Casualty Insurance	0.18%	0.07%	0.25%
Tobacco	0.25%	0.00%	0.25%
Consumer Finance	0.24%	0.00%	0.24%
Hotels, Resorts & Cruise Lines	0.23%	0.00%	0.23%
Industrial Gases	0.06%	0.15%	0.21%
Electrical Components & Equipment	0.21%	0.00%	0.21%
Construction Machinery & Heavy Trucks	0.20%	0.00%	0.20%
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	47

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
Industry	Domestic	Foreign	Total
Footwear	0.20%	0.00%	0.20%
General Merchandise Stores	0.20%	0.00%	0.20%
Insurance Brokers	0.15%	0.04%	0.19%
Building Products	0.13%	0.06%	0.19%
Life & Health Insurance	0.16%	0.00%	0.16%
Apparel Retail	0.15%	0.00%	0.15%
Research & Consulting Services	0.10%	0.04%	0.14%
Interactive Home Entertainment	0.14%	0.00%	0.14%
Agricultural & Farm Machinery	0.11%	0.00%	0.11%
Oil & Gas Refining & Marketing	0.11%	0.00%	0.11%
Residential REITs	0.11%	0.00%	0.11%
Industrial REITs	0.11%	0.00%	0.11%
Automotive Retail	0.11%	0.00%	0.11%
Healthcare Supplies	0.10%	0.00%	0.10%
Airlines	0.10%	0.00%	0.10%
Paper Packaging	0.08%	0.02%	0.10%
Retail REITs	0.10%	0.00%	0.10%
Oil & Gas Storage & Transportation	0.10%	0.00%	0.10%
Home Building	0.09%	0.00%	0.09%
Oil & Gas Equipment & Services	0.09%	0.00%	0.09%
Environmental & Facilities Services	0.09%	0.00%	0.09%
Wireless Telecommunication Services	0.09%	0.00%	0.09%
Casinos & Gaming	0.08%	0.00%	0.08%
Electronic Equipment & Instruments	0.08%	0.00%	0.08%
Healthcare Distributors	0.08%	0.00%	0.08%
Commodity Chemicals	0.07%	0.00%	0.07%
Electronic Components	0.07%	0.00%	0.07%
Personal Products	0.07%	0.00%	0.07%
Trading Companies & Distributors	0.07%	0.00%	0.07%
Multi-Line Insurance	0.07%	0.00%	0.07%
Fertilizers & Agricultural Chemicals	0.07%	0.00%	0.07%
Health Care REITs	0.07%	0.00%	0.07%
Apparel, Accessories & Luxury Goods	0.07%	0.00%	0.07%
Healthcare Facilities	0.07%	0.00%	0.07%
Diversified Support Services	0.06%	0.00%	0.06%
Broadcasting	0.06%	0.00%	0.06%
Copper	0.06%	0.00%	0.06%
Auto Parts & Equipment	0.01%	0.04%	0.05%
Electronic Manufacturing Services	0.01%	0.05%	0.06%
Distillers & Vintners	0.05%	0.00%	0.05%
Gold	0.05%	0.00%	0.05%
Distributors	0.05%	0.00%	0.05%
Office REITs	0.05%	0.00%	0.05%
Construction Materials	0.05%	0.00%	0.05%
Internet Services & Infrastructure	0.04%	0.00%	0.04%
Food Distributors	0.04%	0.00%	0.04%
Specialty Stores	0.04%	0.00%	0.04%
Drug Retail	0.04%	0.00%	0.04%
See Notes to Schedules of Investments and Notes to Financial Statements.
48	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
Industry	Domestic	Foreign	Total
Trucking	0.04%	0.00%	0.04%
Agricultural Products	0.04%	0.00%	0.04%
Food Retail	0.03%	0.00%	0.03%
Advertising	0.03%	0.00%	0.03%
Real Estate Services	0.03%	0.00%	0.03%
Steel	0.03%	0.00%	0.03%
Water Utilities	0.03%	0.00%	0.03%
Metal & Glass Containers	0.03%	0.00%	0.03%
Computer & Electronics Retail	0.03%	0.00%	0.03%
Technology Distributors	0.03%	0.00%	0.03%
Healthcare Technology	0.02%	0.00%	0.02%
Consumer Electronics	0.00%	0.02%	0.02%
Independent Power Producers & Energy Traders	0.02%	0.00%	0.02%
Banks	0.02%	0.00%	0.02%
Home Furnishings	0.02%	0.00%	0.02%
Diversified Chemicals	0.02%	0.00%	0.02%
Household Appliances	0.01%	0.00%	0.01%
Leisure Products	0.01%	0.00%	0.01%
Gas Utilities	0.01%	0.00%	0.01%
Alternative Carriers	0.01%	0.00%	0.01%
Hotel & Resort REITs	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%
Reinsurance	0.00%	0.01%	0.01%
Human Resource & Employment Services	0.01%	0.00%	0.01%
Construction & Engineering	0.01%	0.00%	0.01%
Housewares & Specialties	0.01%	0.00%	0.01%
Brewers	0.01%	0.00%	0.01%
			61.15%
Sector	Percentage (based on Fair Value)
Corporate Notes	14.08%
U.S. Treasuries	8.90%
Agency Mortgage Backed	7.89%
Non-Agency Collateralized Mortgage Obligations	2.92%
Asset Backed	0.46%
Sovereign Bonds	0.31%
Agency Collateralized Mortgage Obligations	0.22%
Sector	Percentage (based on Fair Value)
Municipal Bonds and Notes	0.11%
34.89%
Short-Term Investments
Short-Term Investments	3.96%
3.96%
100.00%

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	49

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Corp.	861	$ 62,663	$ 10,231	$ 18,168	$ 819	$ 6,988	760	$ 62,533	$ 832
State Street Global All Cap Equity ex-U.S. Index Portfolio	452,344	52,657,367	465,000	5,750,000	1,122,005	3,734,122	409,571	52,228,494	—
State Street Institutional Treasury Money Market Fund - Premier Class	5,805,854	5,805,854	12,165,307	14,187,007	—	—	3,784,154	3,784,154	159
State Street Institutional Treasury Plus Fund - Premier Class	304,999	304,999	1,373,553	1,321,432	—	—	357,120	357,120	38
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,175,449	6,175,449	22,082,810	24,185,938	—	—	4,072,321	4,072,321	788
TOTAL		$65,006,332	$36,096,901	$45,462,545	$1,122,824	$3,741,110		$60,504,622	$1,817
See Notes to Schedules of Investments and Notes to Financial Statements.
50	Elfun Diversified Fund

Elfun Tax-Exempt Income Fund
Fund Information — June 30, 2021 (Unaudited)
Sector Allocation
Portfolio Composition as a % of Fair Value of $1,302,591 (in thousands) as of June 30, 2021
Quality Ratings
as of June 30, 2021 as a % of Fair Value (a)(b)*
Moody’s / S&P / Rating	Percentage of Fair Value
Aaa / AAA	14.26%
Aa / AA	45.19%
A / A	32.36%
Baa / BBB	6.96%
NR / Other	1.23%
100.00%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional Treasury Plus Fund — Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
*	Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.
Elfun Tax-Exempt Income Fund	51

Elfun Tax-Exempt Income Fund
Understanding Your Fund’s Expenses — June 30, 2021 (Unaudited)
As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2021.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the
beginning of the period January 1, 2021	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2021	$1,010.10	$1,023.80
Expenses Paid During Period*	$ 1.05	$ 1.05
*	Expenses are equal to the Fund's annualized expense ratio of 0.21% (for the period January 1, 2021 - June 30, 2021), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

52	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Municipal Bonds and Notes - 98.4% †
Alabama - 0.4%
City of Montgomery GO,
5.00% 12/01/30	$ 550,000	$ 739,596
The Health Care Authority of the City of Huntsville Revenue (AGM Insured)
3.00% 06/01/50	1,000,000	1,066,276
The Health Care Authority of the City of Huntsville Revenue
5.00% 06/01/37	2,500,000	3,218,540
		5,024,412
Alaska - 0.2%
Alaska Housing Finance Corp. Revenue
5.00% 12/01/27 (a)	2,115,000	2,208,043
Arizona - 1.5%
City of Phoenix Civic Improvement Corp. Revenue
5.00% 07/01/30	1,475,000	1,856,252
City of Phoenix Civic Improvement Corp. Revenue (NPFG Insured)
5.50% 07/01/23 - 07/01/24 (b)	7,260,000	8,193,165
Maricopa County Industrial Development Authority Revenue
4.00% 01/01/41	3,000,000	3,440,328
The University of Arizona Revenue
5.00% 06/01/46	5,000,000	5,925,527
		19,415,272
Arkansas - 0.3%
University of Arkansas Revenue
5.00% 11/01/46 - 11/01/47	3,580,000	4,418,899
California - 10.2%
California Educational Facilities Authority Revenue
6.13% 10/01/36 (a)	1,500,000	1,521,779
California Health Facilities Financing Authority Revenue
5.00% 11/15/39 - 11/15/49	6,315,000	7,471,709
California Infrastructure & Economic Development Bank Revenue
5.00% 11/01/29	1,000,000	1,305,763
California State Public Works Board Revenue
5.00% 10/01/28	1,500,000	1,517,782
5.13% 10/01/31	2,000,000	2,024,327
5.25% 09/01/29	10,160,000	11,235,625
California State University Revenue
4.00% 11/01/45	5,900,000	6,665,163
City & County of San Francisco GO,
5.00% 06/15/30	1,360,000	1,745,434
City of Los Angeles CA Wastewater System Revenue
5.00% 06/01/43	10,000,000	12,476,304
	Principal Amount	Fair Value
City of Los Angeles Department of Airports Revenue
5.00% 05/15/31 - 05/15/36	$ 2,270,000	$ 2,930,885
Fresno Unified School District GO,
4.00% 08/01/47 (a)	5,000,000	5,576,656
Los Angeles Department of Water & Power Power System Revenue
5.00% 07/01/48	5,500,000	6,857,520
Mount San Antonio Community College District GO,
4.00% 08/01/49	3,000,000	3,522,726
Norman Y Mineta San Jose International Airport SJC Revenue
5.00% 03/01/30	500,000	653,026
Palmdale Elementary School District GO,
5.25% 08/01/42	1,495,000	1,888,504
San Diego Public Facilities Financing Authority Sewer Revenue
5.00% 05/15/39	1,750,000	2,101,713
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
5.00% 05/01/31 - 05/01/49	11,565,000	14,801,212
State of California GO,
4.00% 04/01/49	700,000	824,483
5.00% 02/01/31 - 08/01/46	21,720,000	23,951,358
5.25% 04/01/35	2,750,000	2,853,864
State of California Department of Water Resources Revenue
5.00% 12/01/21 (c)	5,000	5,100
5.00% 12/01/21	1,280,000	1,305,898
5.00% 12/01/29 (a)	8,120,000	9,433,316
University of California Revenue
5.00% 05/15/38 - 05/15/48	9,000,000	10,550,397
		133,220,544
Colorado - 2.3%
City & County of Denver Airport System Revenue
5.00% 12/01/27 - 12/01/30	4,500,000	5,781,346
Colorado Health Facilities Authority Revenue
4.00% 08/01/49	5,100,000	5,794,567
5.00% 06/01/47 (a)	1,750,000	2,168,001
Metro Wastewater Reclamation District Revenue
5.00% 04/01/27 (a)	1,730,000	1,793,033
Regional Transportation District Sales Tax Revenue
4.25% 11/01/36	3,405,000	4,587,921
5.00% 11/01/29	7,925,000	10,471,768
		30,596,636
Connecticut - 4.0%
Connecticut State Health & Educational Facilities Authority Revenue
1.10% 07/01/48	1,000,000	1,014,133
5.00% 07/01/46	6,500,000	7,650,368

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	53

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
South Central Connecticut Regional Water Authority Revenue
5.00% 08/01/27 - 08/01/28 (a)	$ 2,195,000	$ 2,414,123
State of Connecticut GO,
4.00% 06/01/30 - 08/01/33	1,500,000	1,741,383
State of Connecticut Special Tax Revenue
5.00% 10/01/27 - 10/01/36	25,325,000	28,786,126
State of Connecticut Revenue
5.00% 05/01/29	1,000,000	1,302,354
State of Connecticut Clean Water Fund - State Revolving Fund Revenue
5.00% 05/01/37	7,000,000	8,556,541
Town of Fairfield GO,
5.00% 08/01/21	1,000,000	1,003,905
		52,468,933
Delaware - 0.6%
Delaware Transportation Authority Revenue
5.00% 06/01/45	6,680,000	7,659,844
District of Columbia - 4.2%
District of Columbia GO,
4.00% 10/15/39 - 10/15/44	9,485,000	11,234,111
5.00% 06/01/38	3,000,000	3,365,913
District of Columbia Revenue
5.00% 05/01/32	750,000	995,972
5.00% 04/01/42 (a)	6,250,000	7,749,686
District of Columbia Water & Sewer Authority Revenue
5.00% 10/01/27 - 10/01/38	2,000,000	2,563,196
Metropolitan Washington Airports Authority Revenue
5.00% 10/01/29 - 10/01/32	5,130,000	6,693,355
5.00% 10/01/29 (d)	2,000,000	2,600,210
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
5.00% 10/01/44	5,000,000	6,175,401
Washington Convention & Sports Authority Revenue
5.00% 10/01/28 - 10/01/30	1,360,000	1,776,607
Washington Convention & Sports Authority Tax Allocation Revenue.,
5.00% 10/01/29	750,000	975,513
Washington Metropolitan Area Transit Authority Revenue
5.00% 07/15/29 - 07/01/43	8,875,000	10,882,414
		55,012,378
Florida - 1.8%
Central Florida Expressway Authority Revenue (AGM Insured)
5.00% 07/01/28 (b)	500,000	640,954
County of Broward FL Port Facilities Revenue Revenue
4.00% 09/01/38	1,000,000	1,169,916
	Principal Amount	Fair Value
County of Miami-Dade GO,
5.00% 07/01/36	$ 2,205,000	$ 2,912,825
County of Miami-Dade FL Water & Sewer System Revenue
5.00% 10/01/28 (d)	1,000,000	1,286,241
5.00% 10/01/43	5,000,000	6,267,599
Greater Orlando Aviation Authority Revenue
5.00% 10/01/54	1,450,000	1,800,684
Martin County Health Facilities Authority Revenue
4.00% 01/01/46	5,000,000	5,826,230
State of Florida Department of Transportation Revenue
3.00% 07/01/34	1,500,000	1,716,092
University of Florida Department of Housing & Residence Education Hsg Sys Revenue
5.00% 07/01/29	1,000,000	1,305,040
		22,925,581
Georgia - 5.3%
City of Atlanta GA Airport Passenger Facility Charge Revenue
5.00% 01/01/32 - 01/01/34	8,500,000	9,456,791
City of Atlanta GA Department of Aviation Revenue
5.00% 07/01/30	1,345,000	1,799,236
City of Atlanta GA Water & Wastewater Revenue
5.00% 11/01/41	5,000,000	6,219,838
5.25% 11/01/30 (a)	5,690,000	6,359,183
City of Atlanta GA Water & Wastewater Revenue (AGM Insured)
5.75% 11/01/27 - 11/01/30 (b)	9,500,000	12,927,172
City of Cartersville GO,
5.00% 10/01/30	1,000,000	1,347,217
Development Authority of Gwinnett County Revenue
5.00% 07/01/37 - 07/01/40	9,325,000	11,208,784
Georgia State Road & Tollway Authority Revenue
5.00% 06/01/32	1,000,000	1,320,663
Municipal Electric Authority of Georgia Revenue
5.00% 01/01/35	5,500,000	6,271,010
Private Colleges & Universities Authority Revenue
5.00% 10/01/29 (d)	550,000	715,666
State of Georgia GO,
4.00% 07/01/36	10,000,000	11,939,302
		69,564,862
Hawaii - 0.5%
State of Hawaii GO,
5.00% 01/01/36	4,850,000	6,159,035
Illinois - 3.9%
Chicago O'Hare International Airport Revenue
5.00% 01/01/46 - 01/01/48	7,000,000	8,558,531
5.25% 01/01/42	8,000,000	9,835,604

See Notes to Schedules of Investments and Notes to Financial Statements.
54	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Chicago Transit Authority Capital Grant Receipts Revenue
5.00% 06/01/29	$ 250,000	$ 323,287
Illinois Finance Authority Revenue
5.00% 07/01/35	2,000,000	2,657,627
Illinois Finance Authority Revenue
5.00% 07/01/37	3,000,000	3,849,130
Metropolitan Pier & Exposition Authority Revenue (NPFG Insured)
5.65% 06/15/22 (b)(c)	785,000	824,693
5.65% 06/15/22 (b)	3,520,000	3,695,928
Southwestern Illinois Development Authority Revenue (NPFG Insured)
5.00% 10/01/21 (b)(c)	195,000	197,336
5.00% 10/01/21 (b)	3,805,000	3,848,001
State of Illinois GO,
5.00% 03/01/26 - 03/01/31	14,750,000	16,986,824
5.13% 05/01/22	500,000	520,317
		51,297,278
Indiana - 0.7%
Ball State University Revenue
5.00% 07/01/29	500,000	651,627
Indiana Finance Authority Revenue
5.00% 10/01/31 (d)	400,000	545,884
Indianapolis Local Public Improvement Bond Bank Revenue
4.00% 02/01/44	6,500,000	7,641,438
		8,838,949
Iowa - 0.5%
Iowa Finance Authority Revenue
5.00% 08/01/37	4,000,000	5,297,027
West Des Moines Community School District GO,
5.00% 05/01/28	1,000,000	1,279,927
		6,576,954
Kansas - 0.3%
City of Wichita KS Water & Sewer Utility Revenue (BAM Insured)
4.00% 10/01/27	1,795,000	2,149,842
Kansas Development Finance Authority Revenue
5.00% 05/01/29	1,500,000	1,954,846
		4,104,688
Kentucky - 2.0%
Kentucky State Property & Building Commission Revenue
5.00% 02/01/33 - 04/01/37	11,705,000	14,028,754
Louisville and Jefferson County Metropolitan Sewer District Revenue
5.00% 05/15/30	10,000,000	10,176,821
	Principal Amount	Fair Value
University of Louisville Revenue (BAM Insured)
5.00% 09/01/28	$ 1,045,000	$ 1,331,442
		25,537,017
Louisiana - 0.0% *
Louisiana Public Facilities Authority Revenue
5.00% 10/01/26 (d)	215,000	261,580
State of Louisiana Revenue
5.00% 09/01/28	250,000	321,916
		583,496
Maine - 0.2%
City of Auburn GO,
4.00% 11/01/30	300,000	375,594
Maine Health & Higher Educational Facilities Authority Revenue
5.25% 07/01/21	435,000	435,000
Maine Turnpike Authority Revenue
5.00% 07/01/42	1,000,000	1,043,073
State of Maine GO,
5.00% 06/01/30	1,000,000	1,337,621
		3,191,288
Maryland - 3.4%
City of Baltimore Revenue
5.00% 07/01/35 - 07/01/46	14,415,000	17,596,869
5.00% 07/01/38 (a)	9,375,000	10,482,890
County of Baltimore GO,
5.00% 03/01/33	2,000,000	2,579,064
County of Prince George's GO,
5.00% 09/15/24 - 09/15/25 (a)	8,790,000	8,877,294
County of St Mary's GO,
5.00% 05/01/28	1,290,000	1,652,093
Maryland Health & Higher Educational Facilities Authority Revenue
5.00% 08/15/41 (a)	1,250,000	1,257,236
Maryland State Transportation Authority Revenue
5.00% 06/01/28	2,000,000	2,523,532
		44,968,978
Massachusetts - 3.5%
Commonwealth of Massachusetts GO,
4.00% 05/01/44	3,045,000	3,535,945
5.00% 09/01/32 - 03/01/46	9,000,000	10,347,161
5.25% 09/01/43 - 01/01/44	17,825,000	22,865,250
Massachusetts Development Finance Agency Revenue
4.00% 06/01/49	1,000,000	1,133,611

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	55

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Massachusetts Port Authority Revenue
5.00% 07/01/31	$ 500,000	$ 668,297
Massachusetts Water Resources Authority Revenue
5.00% 08/01/32	4,140,000	4,537,154
5.00% 08/01/41 (a)	3,000,000	3,011,836
		46,099,254
Michigan - 1.6%
Forest Hills Public Schools GO,
4.00% 05/01/29	425,000	521,182
Michigan Finance Authority Revenue
5.00% 12/01/47 (a)	4,000,000	4,274,487
5.00% 11/15/48	3,500,000	4,366,563
State of Michigan Revenue
5.00% 03/15/27	4,415,000	5,490,927
Traverse City Area Public Schools GO,
3.00% 05/01/29	2,805,000	3,199,437
University of Michigan Revenue
5.00% 04/01/46	1,000,000	1,190,213
Wayne County Airport Authority Revenue
5.00% 12/01/31	1,000,000	1,362,943
		20,405,752
Minnesota - 1.1%
City of Rochester Revenue
4.00% 11/15/48	5,330,000	6,167,042
City of St Cloud Revenue
5.00% 05/01/48	2,000,000	2,475,575
University of Minnesota Revenue
5.00% 09/01/39	4,350,000	5,324,172
		13,966,789
Missouri - 1.9%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
5.00% 10/01/44 (a)	8,010,000	8,494,916
City of Kansas City MO Sanitary Sewer System Revenue
4.00% 01/01/40	1,725,000	1,903,098
City of St Louis MO Airport Revenue (AGM Insured)
5.00% 07/01/27 (b)	1,500,000	1,857,779
Health & Educational Facilities Authority of the State of Missouri Revenue
4.00% 07/01/28 - 11/15/48	4,190,000	4,959,225
Kansas City Industrial Development Authority Revenue
5.00% 03/01/30	2,605,000	3,351,706
Metropolitan St Louis Sewer District Revenue
5.00% 05/01/45 (a)	480,000	561,848
5.00% 05/01/45 - 05/01/46	2,520,000	2,946,049
	Principal Amount	Fair Value
Platte County Reorganized School District No R-3 GO,
5.00% 03/01/32	$ 1,000,000	$ 1,366,414
		25,441,035
Nebraska - 0.1%
Omaha School District GO,
3.00% 12/15/32	1,000,000	1,159,244
New Jersey - 6.6%
New Hampshire Municipal Bond Bank Revenue
3.00% 02/15/32	1,205,000	1,377,216
New Jersey Economic Development Authority Revenue
5.00% 11/01/29 - 06/15/43	12,750,000	15,477,313
5.25% 06/15/40 (a)	220,000	261,802
New Jersey Educational Facilities Authority Revenue
5.50% 09/01/30 - 09/01/33	14,700,000	17,962,496
New Jersey Health Care Facilities Financing Authority Revenue (AGM Insured)
4.13% 07/01/38 (b)	6,215,000	6,798,712
New Jersey Transportation Trust Fund Authority Revenue
5.00% 06/15/30 - 06/15/45	10,750,000	13,279,627
New Jersey Turnpike Authority Revenue
4.00% 01/01/48	5,000,000	5,799,241
5.00% 01/01/33 - 01/01/45	15,400,000	17,845,931
5.00% 01/01/38 (a)	4,000,000	4,193,657
State of New Jersey GO,
5.00% 06/01/27	2,500,000	3,104,433
		86,100,428
New York - 11.2%
City of New York GO,
5.00% 08/01/26 - 04/01/43	10,400,000	12,935,056
Hudson Yards Infrastructure Corp. Revenue
4.00% 02/15/44	5,830,000	6,553,349
5.00% 02/15/39 - 02/15/45	11,000,000	13,192,892
Metropolitan Transportation Authority Revenue
4.00% 11/15/48	1,000,000	1,170,462
5.00% 11/15/29 - 11/15/37	7,960,000	8,839,342
5.25% 11/15/55	1,000,000	1,276,324
Metropolitan Transportation Authority Revenue (AGM Insured)
4.00% 11/15/49 (b)	5,000,000	5,787,783
New York City Transitional Finance Authority Building Aid Revenue
5.00% 07/15/36	6,000,000	7,579,406
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00% 11/01/42	5,000,000	5,885,627
5.00% 11/01/21 - 02/01/43	24,000,000	27,670,586
New York City Water & Sewer System Revenue
5.00% 06/15/29 - 06/15/49	7,020,000	8,760,272

See Notes to Schedules of Investments and Notes to Financial Statements.
56	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
New York Liberty Development Corp. Revenue
5.00% 11/15/44	$ 5,000,000	$ 5,080,295
New York State Dormitory Authority Revenue
4.00% 07/01/29 - 07/01/41	7,155,000	8,301,207
5.00% 03/15/45 - 07/01/46	16,500,000	20,370,534
New York State Thruway Authority Revenue
4.00% 01/01/38	2,500,000	2,960,420
Port Authority of New York & New Jersey Revenue
5.00% 07/15/33 - 09/01/48	7,000,000	8,660,721
St Lawrence County Industrial Development Agency Revenue
5.00% 09/01/32	250,000	328,165
The New York City Trust for Cultural Resources Revenue
4.00% 12/01/35	500,000	601,016
		145,953,457
North Carolina - 0.7%
City of Charlotte NC Airport Special Facilities Revenue
5.00% 07/01/30	1,000,000	1,312,668
County of Wake Revenue
5.00% 03/01/28	1,285,000	1,638,994
North Carolina Capital Facilities Finance Agency Revenue
4.00% 10/01/44	2,000,000	2,271,176
The University of North Carolina at Charlotte Revenue
5.00% 10/01/47	3,545,000	4,332,243
		9,555,081
Ohio - 6.0%
City of Columbus GO,
5.00% 07/01/26 - 08/15/30 (a)	18,055,000	19,802,486
5.00% 04/01/28	1,095,000	1,401,173
County of Franklin Revenue
5.00% 12/01/47	1,125,000	1,392,954
Northeast Ohio Regional Sewer District Revenue
3.00% 11/15/34	1,385,000	1,568,154
4.00% 11/15/43	7,550,000	8,782,912
5.00% 11/15/38 (a)	12,000,000	13,078,958
Ohio Turnpike & Infrastructure Commission Revenue
5.25% 02/15/39	18,250,000	19,635,814
Ohio Water Development Authority Revenue
5.00% 12/01/38	4,960,000	6,470,304
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue
3.00% 12/01/34	1,770,000	2,012,680
State of Ohio Revenue
5.00% 12/15/30	500,000	676,109
University of Cincinnati Revenue
5.00% 06/01/45	3,500,000	4,305,032
		79,126,576
	Principal Amount	Fair Value
Oklahoma - 0.6%
City of Oklahoma City, Oklahoma General Obligation Bond, Series 2021 GO,
3.00% 03/01/30	$ 2,000,000	$ 2,288,045
Oklahoma Capitol Improvement Authority Revenue
5.00% 07/01/28 - 07/01/29	5,000,000	5,663,497
Oklahoma State University Revenue
5.00% 09/01/29	250,000	327,830
		8,279,372
Oregon - 0.3%
City of Eugene OR Water Utility System Revenue
4.00% 08/01/45	1,000,000	1,125,163
Oregon Health & Science University Revenue
5.00% 07/01/29	750,000	980,121
Port of Portland OR Airport Revenue Revenue
5.00% 07/01/29	1,890,000	2,429,701
		4,534,985
Pennsylvania - 5.1%
Allegheny County Hospital Development Authority Revenue
4.00% 07/15/39	1,500,000	1,765,821
Avon Grove School District Chester County GO,
4.00% 11/15/35	500,000	602,738
City of Philadelphia GO,
5.00% 02/01/24 - 08/01/36	10,105,000	12,159,478
City of Philadelphia PA Water & Wastewater Revenue
5.00% 10/01/43 - 10/01/47	15,000,000	18,618,665
City of Philadelphia, Pennsylvania Airport Revenue
5.00% 07/01/27	1,250,000	1,543,375
City of Pittsburgh GO,
5.00% 09/01/32	250,000	326,234
Commonwealth of Pennsylvania GO,
5.00% 05/15/30	1,835,000	2,450,587
Delaware River Joint Toll Bridge Commission Revenue
5.00% 07/01/26	1,000,000	1,214,679
Delaware River Port Authority Revenue
5.00% 01/01/29 - 01/01/40	9,600,000	11,374,741
Erie City Water Authority Revenue (BAM Insured)
5.00% 12/01/33	1,110,000	1,445,948
General Authority of Southcentral Pennsylvania Revenue
4.00% 06/01/49	3,015,000	3,462,758
Montgomery County Higher Education and Health Authority Revenue
4.00% 09/01/49	3,000,000	3,458,490
5.00% 09/01/30	1,040,000	1,334,789
Montgomery County Industrial Development Authority Revenue
4.00% 10/01/36 (d)	425,000	479,294

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	57

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Pennsylvania Economic Development Financing Authority Revenue
4.00% 11/15/42	$ 5,000,000	$ 5,731,840
Pennsylvania Turnpike Commission Revenue
5.00% 12/01/29 (d)	200,000	263,140
		66,232,577
Rhode Island - 0.6%
Rhode Island Health and Educational Building Corp. Revenue (BAM Insured)
5.00% 05/15/29	200,000	260,326
Rhode Island Health and Educational Building Corp. Revenue
5.00% 09/01/43	5,000,000	5,463,673
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund Revenue
5.00% 10/01/28	2,200,000	2,618,169
		8,342,168
South Carolina - 2.1%
City of Columbia SC Waterworks & Sewer System Revenue
5.00% 02/01/49 (a)	4,000,000	5,219,575
Piedmont Municipal Power Agency Revenue
5.00% 01/01/25	2,315,000	2,367,178
Piedmont Municipal Power Agency Revenue (AGC Insured)
5.75% 01/01/34 (b)	5,500,000	5,522,517
South Carolina Public Service Authority Revenue
5.00% 12/01/37 - 12/01/38	12,000,000	14,275,732
		27,385,002
Tennessee - 1.2%
City of Memphis GO,
4.00% 06/01/46	5,000,000	5,681,982
5.00% 05/01/28	1,000,000	1,277,633
City of Memphis TN Sanitary Sewerage System Revenue
5.00% 10/01/36	1,000,000	1,326,335
City of Murfreesboro GO,
3.00% 06/01/35	1,000,000	1,124,600
County of Shelby GO,
3.13% 04/01/32	1,500,000	1,716,514
Memphis-Shelby County Airport Authority Revenue
5.00% 07/01/31	375,000	497,929
Metropolitan Government of Nashville & Davidson County GO,
3.00% 01/01/34	2,000,000	2,278,026
The Metropolitan Nashville Airport Authority Revenue
5.00% 07/01/54	1,550,000	1,918,595
		15,821,614
	Principal Amount	Fair Value
Texas - 9.5%
Arlington Higher Education Finance Corp. Revenue
5.00% 08/15/28 (b)	$ 500,000	$ 634,466
Board of Regents of the University of Texas System Revenue
5.00% 08/15/26	10,000,000	12,241,203
City of Austin GO,
5.00% 09/01/29	1,190,000	1,561,560
City of Austin TX Airport System Revenue
5.00% 11/15/46	3,000,000	3,627,898
City of Austin TX Water & Wastewater System Revenue
5.00% 11/15/33 - 11/15/42	14,345,000	15,439,937
City of Dallas TX Waterworks & Sewer System Revenue
5.00% 10/01/31 - 10/01/46	7,965,000	9,955,885
City of Fort Worth GO,
4.00% 03/01/31 (d)	1,000,000	1,233,204
City of Houston GO,
5.00% 03/01/31	3,460,000	4,447,921
City of Houston TX Airport System Revenue Revenue
5.00% 07/01/28 - 07/01/30	2,300,000	2,972,593
City of Houston TX Combined Utility System Revenue
5.00% 05/15/28 - 11/15/37	6,160,000	7,139,132
City of McKinney TX Waterworks & Sewer System Revenue
5.00% 03/15/31 (d)	1,400,000	1,846,297
City of Plano GO,
5.00% 09/01/29	1,500,000	1,982,132
City of San Antonio GO,
5.00% 08/01/32	1,145,000	1,503,513
City of San Antonio TX Airport System Revenue
5.00% 07/01/28	1,000,000	1,264,059
City of Temple TX Utility System Revenue
3.00% 08/01/35	1,000,000	1,129,604
County of Harris GO,
5.00% 10/01/30	1,000,000	1,327,048
Dallas Fort Worth International Airport Revenue
4.00% 11/01/35	1,445,000	1,778,391
5.25% 11/01/29	5,000,000	5,570,394
Dallas Independent School District GO,
4.00% 02/15/32 (b)	2,000,000	2,465,336
5.00% 02/15/34 (b)	885,000	1,129,588
Forney Independent School District GO,
3.00% 02/15/32 (b)	1,000,000	1,149,087
Fort Bend Independent School District GO,
5.00% 08/15/30 (b)	300,000	401,172
Frisco Independent School District GO,
4.00% 02/15/35 (b)	1,000,000	1,234,361
Lower Colorado River Authority Revenue
5.00% 05/15/32 - 05/15/44	2,450,000	2,974,068
North Texas Municipal Water District Water System Revenue
3.00% 09/01/34	1,500,000	1,697,954

See Notes to Schedules of Investments and Notes to Financial Statements.
58	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
North Texas Tollway Authority Revenue
5.00% 01/01/26 - 01/01/48	$ 8,000,000	$ 9,689,949
5.00% 09/01/31 (a)	3,500,000	3,527,799
San Antonio Water System Revenue
5.00% 05/15/31 (d)	750,000	1,016,542
Tarrant County College District, Texas General Obligation Bond, Series 2020 GO,
5.00% 08/15/28	1,000,000	1,287,130
Texas A&M University Revenue
4.00% 05/15/32	1,890,000	2,382,146
Texas Municipal Power Agency Revenue
3.00% 09/01/28	275,000	302,049
Texas Transportation Commission State Highway Fund Revenue
5.00% 04/01/23	10,750,000	11,659,618
Texas Water Development Board Revenue
3.00% 10/15/33	1,000,000	1,142,278
The Harris County Toll Road Authority Revenue
4.00% 08/15/37	2,000,000	2,451,923
5.00% 08/15/32	1,000,000	1,327,853
Upper Trinity Regional Water District Revenue (BAM Insured)
4.00% 08/01/29 (d)	400,000	490,778
Waco Educational Finance Corp. Revenue
5.00% 03/01/30 (d)	400,000	526,798
West Harris County Regional Water Authority Revenue
5.00% 12/15/30	1,300,000	1,710,375
		124,222,041
Utah - 1.0%
Central Valley Water Reclamation Facility Revenue
3.00% 03/01/30	1,145,000	1,299,066
City of Salt Lake City Public Utiities Revenue
4.00% 02/01/45	725,000	850,076
County of Utah Revenue
5.00% 05/15/50	2,000,000	2,541,631
The University of Utah Revenue
5.00% 08/01/33	500,000	664,833
Utah Transit Authority Revenue
5.00% 06/15/42 (a)	7,500,000	7,847,668
		13,203,274
Vermont - 0.1%
University of Vermont and State Agricultural College Revenue
5.00% 10/01/37	920,000	1,340,051
Virginia - 2.2%
City of Richmond GO,
3.00% 07/15/34	3,500,000	3,961,448
County of Fairfax GO,
4.00% 10/01/35	6,645,000	7,891,994
	Principal Amount	Fair Value
Norfolk Airport Authority Revenue
5.00% 07/01/28	$ 455,000	$ 581,137
University of Virginia Revenue
5.00% 04/01/47	6,000,000	7,296,480
Virginia Resources Authority Revenue
4.00% 11/01/41	5,585,000	6,358,624
5.00% 11/01/46	1,720,000	2,069,517
		28,159,200
Washington - 0.2%
Pierce & King Counties School District No 417 Fife GO,
4.00% 12/01/35	1,450,000	1,755,446
Snohomish County Public Utility District No 1 Revenue
5.00% 12/01/30	200,000	269,792
		2,025,238
Wisconsin - 0.5%
City of Milwaukee WI Sewerage System Revenue
5.00% 06/01/29	400,000	522,548
Mequon & Thiensville School District GO,
2.00% 03/01/29	1,415,000	1,504,116
State of Wisconsin GO,
5.00% 05/01/34	2,000,000	2,583,295
Wisconsin Department of Transportation Revenue
5.00% 07/01/32	1,000,000	1,329,229
		5,939,188
Total Municipal Bonds and Notes (Cost $1,193,455,009)		1,287,065,413
Short-Term Investments - 1.2%
State Street Institutional Treasury Plus Fund - Premier Class 0.01% (e)(f) (Cost $15,525,103)	15,525,103	15,525,103
Total Investments (Cost $1,208,980,112)		1,302,590,516
Other Assets and Liabilities, net - 0.4%		4,754,942
NET ASSETS - 100.0%		$ 1,307,345,458
Notes to Schedule of Investments – June 30, 2021 (Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security.

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	59

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(b)	The security is insured by AGC, AGMC, AMBAC, FGIC or NPFG. The Elfun Tax-Exempt Income Fund had no insurance concentrations of 5% or greater as of June 30, 2021 (as a percentage of net assets).
(c)	Escrowed to maturity bonds are collateralized by U.S. Treasury securities which are held in escrow by a Trustee and are used to pay principal and interest on such bonds.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(e)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(f)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2021.
*	Less than 0.05%.
Abbreviations:
AGC - Assured Guaranty Corporation
BAM - Build America Mutual Assurance Company
NPFG - National Public Finance Guaranty Corporation

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds and Notes	$ —	$ 1,287,065,413	$ —	$ 1,287,065,413
Short-Term Investments	15,525,103	—	—	15,525,103
Total Investments in Securities	$ 15,525,103	$ 1,287,065,413	$ —	$ 1,302,590,516
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	7,432,447	$7,432,447	$176,729,191	$168,636,535	$—	$—	15,525,103	$15,525,103	$2,082
See Notes to Schedules of Investments and Notes to Financial Statements.
60	Elfun Tax-Exempt Income Fund

Elfun Income Fund
Fund Information — June 30, 2021 (Unaudited)
Sector Allocation
Portfolio Composition as a % of Fair Value of $249,086 (in thousands) as of June 30, 2021 (a)(b)
Quality Ratings
as of June 30, 2021 as a % of Fair Value (a)(b)*
Moody’s / S&P / Rating	Percentage of Fair Value
Aaa / AAA	15.33%
Aa / AA	46.35%
A / A	7.40%
Baa / BBB	25.40%
Ba / BB and lower	3.90%
NR / Other	1.62%
100.00%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
*	Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.
Elfun Income Fund	61

Elfun Income Fund
Understanding Your Fund’s Expenses — June 30, 2021 (Unaudited)
As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2021.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the
beginning of the period January 1, 2021	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2021	$ 988.90	$1,023.30
Expenses Paid During Period*	$ 1.48	$ 1.51
*	Expenses are equal to the Fund's annualized net expense ratio of 0.30% (for the period January 1, 2021 - June 30, 2021), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

62	Elfun Income Fund

Elfun Income Fund
Schedule of Investments — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 95.4% †
U.S. Treasuries - 24.4%
U.S. Treasury Bonds
1.13%, 05/15/40 (a)	$ 3,442,000	$ 2,971,952
1.25%, 05/15/50 (a)	1,831,000	1,494,840
2.25%, 08/15/46 (a)	1,602,000	1,655,817
3.00%, 08/15/48 (a)	3,000,000	3,580,313
U.S. Treasury Notes
0.13%, 07/15/23 - 12/15/23 (a)	4,877,800	4,857,790
0.25%, 07/31/25 (a)	4,610,400	4,522,874
0.50%, 03/15/23 (a)	2,217,000	2,228,345
0.75%, 04/30/26	5,255,000	5,228,725
0.75%, 01/31/28 (a)	15,224,000	14,821,991
1.38%, 01/31/22 (a)	7,961,000	8,021,951
1.63%, 05/15/31	6,680,000	6,784,375
2.63%, 02/15/29 (a)	1,602,000	1,756,693
		57,925,666
Agency Mortgage Backed - 21.7%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	6,236,883	6,601,181
4.50%, 06/01/33 - 02/01/35 (a)	7,867	8,769
5.00%, 07/01/35 (a)	70,947	80,702
5.50%, 01/01/38 - 04/01/39 (a)	118,641	138,599
6.00%, 06/01/33 - 11/01/37 (a)	260,943	304,519
7.00%, 01/01/27 - 08/01/36 (a)	59,950	69,795
7.50%, 11/01/29 - 09/01/33 (a)	6,369	7,145
8.00%, 11/01/30 (a)	2,673	3,031
Federal National Mortgage Assoc.
2.50%, 02/01/51 (a)	5,304,742	5,514,714
2.50%, 03/01/51	3,963,231	4,116,631
3.50%, 08/01/45 - 01/01/48 (a)	5,456,003	5,877,923
4.00%, 01/01/41 - 01/01/50 (a)	3,273,576	3,541,111
4.50%, 07/01/33 - 12/01/48 (a)	1,635,264	1,797,384
5.00%, 03/01/34 - 05/01/39 (a)	155,088	176,292
5.50%, 12/01/32 - 01/01/39 (a)	411,332	474,973
	Principal Amount	Fair Value
6.00%, 09/01/21 - 05/01/41 (a)	$ 952,430	$ 1,112,564
6.50%, 08/01/28 - 08/01/36 (a)	48,662	54,428
7.00%, 10/01/32 - 02/01/34 (a)	8,085	9,005
7.50%, 12/01/26 - 03/01/33 (a)	31,903	36,184
8.00%, 06/01/24 - 10/01/31 (a)	7,560	8,260
8.50%, 04/01/30 (a)	1,613	1,945
9.00%, 12/01/22 (a)	209	211
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
1.85%, 04/01/37 (a)(b)	2,186	2,231
Federal National Mortgage Assoc. TBA
2.00%, 07/01/36 - 07/01/51 (c)	9,370,760	9,644,019
Government National Mortgage Assoc.
3.00%, 12/20/42 - 05/20/45 (a)	5,670,654	6,026,599
3.50%, 08/20/48 (a)	1,327,113	1,400,845
4.00%, 01/20/41 - 04/20/43 (a)	918,854	1,008,177
4.50%, 08/15/33 - 03/20/41 (a)	410,211	458,022
5.00%, 08/15/33 (a)	23,647	26,469
6.00%, 04/15/27 - 09/15/36 (a)	123,331	142,604
6.50%, 03/15/24 - 09/15/36 (a)	46,270	51,941
7.00%, 11/15/27 - 10/15/36 (a)	32,913	37,379
7.50%, 03/15/23 - 11/15/31 (a)	9,495	10,129
8.00%, 09/15/27 - 06/15/30 (a)	20,561	22,104
9.00%, 12/15/21 (a)	5	5
Government National Mortgage Assoc. TBA
2.50%, 07/01/51 (c)	2,781,000	2,876,500
		51,642,390
Agency Collateralized Mortgage Obligations - 0.7%
Federal Home Loan Mortgage Corp.
0.08%, 09/25/43 (a)(b)(d)	713,706	2,765
2.51%, 07/25/29 (a)	745,000	802,255
4.05%, 09/25/28 (a)(b)	300,000	352,478

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	63

Elfun Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/30 (a)(d)	$ 62,187	$ 1,891
5.50%, 06/15/33 (a)(d)	23,605	3,829
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
6.53%, 08/15/25 (a)(b)(d)	8,459	81
Federal Home Loan Mortgage Corp. STRIPS
1.47%, 08/01/27 (e)	450	428
8.00%, 02/01/23 - 07/01/24 (a)(d)	943	79
Federal National Mortgage Assoc. REMIC
1.11%, 12/25/42 (a)(b)(d)	153,044	5,068
5.00%, 02/25/40 - 09/25/40 (a)(d)	60,144	6,579
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.91%, 07/25/38 (a)(b)(d)	24,693	3,406
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
6.46%, 11/25/41 (a)(b)(d)	2,460,146	511,441
Federal National Mortgage Assoc. STRIPS
1.87%, 12/25/34 (e)	24,304	21,688
4.50%, 08/25/35 - 01/25/36 (a)(d)	46,005	6,190
5.00%, 03/25/38 - 05/25/38 (a)(d)	28,063	5,278
5.50%, 12/25/33 (a)(d)	7,905	1,522
6.00%, 01/25/35 (a)(d)	30,643	4,955
7.50%, 11/25/23 (a)(d)	1,814	123
8.00%, 08/25/23 - 07/25/24 (a)(d)	1,651	144
8.50%, 07/25/22 (a)(d)	63	1
9.00%, 05/25/22 (a)(d)**	20	—
		1,730,201
Asset Backed - 1.4%
American Express Credit Account Master Trust
3.18%, 04/15/24	664,000	668,043
CarMax Auto Owner Trust 2018-3
3.13%, 06/15/23	69,321	69,948
Chase Funding Trust 2004-1
4.99%, 11/25/33	103,215	103,215
	Principal Amount	Fair Value
Enterprise Fleet Financing 2019-1 LLC
3.07%, 10/20/24 (f)	$ 487,000	$ 501,885
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/24	941,000	944,393
Nissan Auto Lease Trust 2019-A
2.76%, 03/15/22	3,064	3,066
Nissan Auto Lease Trust 2020-A
1.80%, 05/16/22	30,379	30,416
Santander Retail Auto Lease Trust 2019-B
2.30%, 01/20/23 (f)	845,492	852,692
Securitized Term Auto Receivables Trust 2018-1
3.30%, 11/25/22 (f)	78,557	79,004
		3,252,662
Corporate Notes - 37.3%
3M Co.
3.13%, 09/19/46 (a)	27,000	28,611
7-Eleven Inc.
0.95%, 02/10/26 (a)(f)	365,000	358,320
Abbott Laboratories
3.75%, 11/30/26 (a)	28,000	31,672
4.90%, 11/30/46 (a)	66,000	90,070
AbbVie Inc.
2.60%, 11/21/24 (a)	138,000	145,568
2.95%, 11/21/26 (a)	149,000	160,181
3.20%, 05/14/26 - 11/21/29 (a)	196,000	212,632
3.25%, 10/01/22 (a)	80,000	82,234
3.45%, 03/15/22 (a)	198,000	201,348
4.05%, 11/21/39 (a)	64,000	74,294
4.25%, 11/21/49 (a)	92,000	110,307
4.63%, 10/01/42 (a)	11,000	13,598
4.70%, 05/14/45 (a)	21,000	26,201
4.88%, 11/14/48 (a)	16,000	20,747
5.00%, 12/15/21 (a)	185,000	186,757
Advance Auto Parts Inc.
3.90%, 04/15/30 (a)	247,000	276,173
AEP Texas Inc.
3.45%, 05/15/51	155,000	160,295
Aetna Inc.
3.50%, 11/15/24 (a)	64,000	69,238
Aircastle Ltd.
4.25%, 06/15/26 (a)	107,000	116,141

See Notes to Schedules of Investments and Notes to Financial Statements.
64	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)(f)	$ 203,000	$ 219,912
Alcon Finance Corp.
2.60%, 05/27/30 (a)(f)	239,000	244,260
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (a)	64,000	60,574
4.70%, 07/01/30 (a)	31,000	36,940
Alibaba Group Holding Ltd.
4.00%, 12/06/37 (a)	200,000	224,330
Ally Financial Inc.
5.75%, 11/20/25 (a)	95,000	108,967
Alphabet Inc.
1.10%, 08/15/30 (a)	64,000	60,792
Altria Group Inc.
3.40%, 05/06/30 - 02/04/41 (a)	80,000	78,753
4.00%, 02/04/61 (a)	28,000	26,987
4.25%, 08/09/42 (a)	8,000	8,358
4.45%, 05/06/50 (a)	39,000	41,500
4.50%, 05/02/43 (a)	31,000	33,468
Amazon.com Inc.
1.50%, 06/03/30 (a)	47,000	46,054
2.50%, 06/03/50 (a)	55,000	51,948
2.70%, 06/03/60 (a)	43,000	40,972
2.88%, 05/12/41	93,000	96,012
3.15%, 08/22/27 (a)	23,000	25,410
3.25%, 05/12/61	70,000	74,104
4.05%, 08/22/47 (a)	24,000	29,261
4.25%, 08/22/57 (a)	16,000	20,472
Amcor Flexibles North America Inc.
2.69%, 05/25/31	155,000	158,021
Ameren Corp.
2.50%, 09/15/24 (a)	197,000	207,506
3.65%, 02/15/26 (a)	41,000	44,963
America Movil SAB de C.V.
3.13%, 07/16/22 (a)	205,000	210,576
4.38%, 04/22/49 (a)	200,000	247,088
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (a)	32,000	34,877
American Electric Power Company Inc.
2.30%, 03/01/30 (a)	51,000	51,300
3.25%, 03/01/50 (a)	43,000	42,937
American International Group Inc.
4.25%, 03/15/29 (a)	61,000	70,406
	Principal Amount	Fair Value
4.50%, 07/16/44 (a)	$ 64,000	$ 77,685
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%, 04/01/48 (a)(b)	16,000	18,211
American Tower Corp.
1.50%, 01/31/28 (a)	172,000	167,535
2.90%, 01/15/30 (a)	63,000	66,231
3.70%, 10/15/49 (a)	35,000	37,932
3.80%, 08/15/29 (a)	75,000	83,650
American Water Capital Corp.
2.95%, 09/01/27 (a)	48,000	51,844
Amgen Inc.
2.45%, 02/21/30 (a)	28,000	28,865
3.15%, 02/21/40	104,000	108,160
3.38%, 02/21/50 (a)	27,000	28,452
4.56%, 06/15/48 (a)	55,000	69,151
4.66%, 06/15/51 (a)	16,000	20,664
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (a)	102,000	112,761
4.70%, 02/01/36 (a)	29,000	35,568
4.90%, 02/01/46 (a)	65,000	82,219
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (a)	69,000	76,687
4.00%, 04/13/28 (a)	17,000	19,356
4.35%, 06/01/40 (a)	68,000	80,921
4.38%, 04/15/38 (a)	98,000	116,791
4.50%, 06/01/50 (a)	54,000	65,847
4.60%, 04/15/48 (a)	36,000	44,013
4.75%, 04/15/58 (a)	32,000	40,091
5.55%, 01/23/49 (a)	67,000	92,122
Anthem Inc.
2.88%, 09/15/29 (a)	35,000	37,238
3.30%, 01/15/23 (a)	63,000	65,732
3.60%, 03/15/51	37,000	40,660
3.70%, 09/15/49 (a)	35,000	38,912
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(f)	105,000	106,611
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (b)(f)	85,000	88,148

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	65

Elfun Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Apple Inc.
2.20%, 09/11/29 (a)	$ 50,000	$ 52,018
2.65%, 02/08/51 (a)	104,000	102,023
2.80%, 02/08/61 (a)	74,000	72,384
2.95%, 09/11/49 (a)	43,000	44,585
3.35%, 02/09/27 (a)	24,000	26,641
3.45%, 02/09/45 (a)	95,000	106,547
3.85%, 08/04/46 (a)	67,000	79,581
Applied Materials Inc.
4.35%, 04/01/47 (a)	39,000	49,692
Aptiv PLC
4.40%, 10/01/46 (a)	27,000	31,519
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	35,000	37,225
Ares Capital Corp.
2.88%, 06/15/28	236,000	239,346
3.25%, 07/15/25 (a)	451,000	474,542
Arthur J Gallagher & Co.
2.50%, 05/20/31	373,000	376,972
3.50%, 05/20/51	115,000	120,586
Ascension Health
4.85%, 11/15/53 (a)	82,000	115,192
Astrazeneca Finance LLC
1.75%, 05/28/28	150,000	149,926
2.25%, 05/28/31	60,000	60,836
AstraZeneca PLC
3.00%, 05/28/51	70,000	71,965
4.00%, 01/17/29 (a)	23,000	26,437
4.38%, 08/17/48 (a)	13,000	16,396
AT&T Inc.
1.70%, 03/25/26	565,000	571,068
2.30%, 06/01/27 (a)	104,000	107,628
2.75%, 06/01/31 (a)	212,000	220,393
3.30%, 02/01/52 (a)	70,000	68,179
3.85%, 06/01/60 (a)	96,000	101,266
4.35%, 03/01/29 (a)	76,000	87,972
4.45%, 04/01/24 (a)	48,000	52,448
4.50%, 05/15/35 (a)	71,000	83,324
4.55%, 03/09/49 (a)	35,000	41,078
4.75%, 05/15/46 (a)	22,000	26,727
4.80%, 06/15/44 (a)	56,000	67,337
4.85%, 03/01/39 (a)	58,000	70,514
5.25%, 03/01/37 (a)	49,000	61,805
5.35%, 12/15/43 (a)	39,000	48,743
5.45%, 03/01/47 (a)	59,000	77,855
Athene Holding Ltd.
4.13%, 01/12/28 (a)	45,000	50,292
6.15%, 04/03/30 (a)	104,000	131,352
	Principal Amount	Fair Value
Avangrid Inc.
3.15%, 12/01/24 (a)	$ 95,000	$ 101,741
Bain Capital Specialty Finance Inc.
2.95%, 03/10/26 (a)	155,000	158,757
Bank of America Corp.
3.25%, 10/21/27 (a)	3,000	3,254
4.18%, 11/25/27 (a)	130,000	145,558
4.25%, 10/22/26 (a)	103,000	116,287
Bank of America Corp. (1.73% fixed rate until 07/22/26; 0.96% + SOFR thereafter)
1.73%, 07/22/27 (b)	285,000	287,354
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (b)	236,000	237,928
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59%, 04/29/31 (a)(b)	195,000	200,735
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%, 01/20/23 (a)(b)	80,000	81,206
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%, 01/23/26 (a)(b)	38,000	40,957
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%, 12/20/28 (a)(b)	50,000	54,517
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%, 04/23/27 (a)(b)	173,000	189,407
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%, 04/24/28 (a)(b)	140,000	154,808
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%, 01/23/49 (a)(b)	31,000	35,867

See Notes to Schedules of Investments and Notes to Financial Statements.
66	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%, 04/24/38 (a)(b)	$ 67,000	$ 79,628
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%, 07/23/29 (a)(b)	21,000	24,134
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%, 12/31/99 (a)(b)	141,000	145,663
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%, 01/20/48 (a)(b)	64,000	79,324
Barclays PLC
4.84%, 05/09/28 (a)	200,000	224,460
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	11,000	15,136
BAT Capital Corp.
2.73%, 03/25/31 (a)	103,000	101,452
4.39%, 08/15/37 (a)	71,000	76,603
4.54%, 08/15/47 (a)	31,000	32,688
4.70%, 04/02/27 (a)	66,000	74,566
4.91%, 04/02/30 (a)	69,000	79,299
BAT International Finance PLC
1.67%, 03/25/26 (a)	66,000	66,082
Baxter International Inc.
3.95%, 04/01/30	30,000	34,534
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	15,000	15,047
Becton Dickinson & Co.
2.89%, 06/06/22 (a)	74,000	75,615
3.70%, 06/06/27 (a)	53,000	58,913
3.73%, 12/15/24 (a)	3,000	3,268
4.67%, 06/06/47 (a)	11,000	13,708
4.69%, 12/15/44 (a)	9,000	11,223
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	23,000	25,275
3.70%, 07/15/30	78,000	88,401
3.80%, 07/15/48 (a)	26,000	29,532
4.25%, 10/15/50	69,000	84,673
6.13%, 04/01/36 (a)	14,000	19,728
	Principal Amount	Fair Value
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (a)	$ 70,000	$ 68,416
2.85%, 10/15/50 (a)	53,000	52,837
4.25%, 01/15/49 (a)	40,000	49,677
Berry Global Inc.
4.88%, 07/15/26 (a)(f)	177,000	187,248
BHP Billiton Finance USA Ltd.
5.00%, 09/30/43 (a)	16,000	21,738
Biogen Inc.
2.25%, 05/01/30 (a)	32,000	32,085
3.15%, 05/01/50 (a)	18,000	17,700
Block Financial LLC
2.50%, 07/15/28	90,000	90,343
3.88%, 08/15/30 (a)	32,000	34,602
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	67,000	77,702
Boston Scientific Corp.
4.70%, 03/01/49 (a)	26,000	33,279
BP Capital Markets America Inc.
3.00%, 02/24/50 (a)	82,000	79,646
3.02%, 01/16/27 (a)	85,000	91,690
3.38%, 02/08/61 (a)	115,000	115,567
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38%, 12/31/99 (a)(b)	134,000	142,982
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(b)	104,000	114,135
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	72,000	69,605
2.35%, 11/13/40 (a)	38,000	36,574
3.20%, 06/15/26 (a)	54,000	59,282
3.40%, 07/26/29 (a)	67,000	75,053
4.13%, 06/15/39 (a)	53,000	64,078
4.25%, 10/26/49 (a)	53,000	66,941
4.35%, 11/15/47 (a)	2,000	2,535
4.55%, 02/20/48 (a)	18,000	23,494
5.00%, 08/15/45 (a)	17,000	23,262
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	140,000	140,077
3.90%, 03/15/27 (a)	32,000	35,171
Broadcom Inc.
3.15%, 11/15/25 (a)	42,000	45,050

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	67

Elfun Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
3.42%, 04/15/33 (f)	$ 92,000	$ 97,003
3.47%, 04/15/34 (f)	14,000	14,818
4.15%, 11/15/30 (a)	105,000	117,828
4.30%, 11/15/32 (a)	69,000	78,565
Brown-Forman Corp.
4.00%, 04/15/38 (a)	12,000	14,133
Bunge Limited Finance Corp.
3.75%, 09/25/27 (a)	18,000	19,848
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	64,000	78,514
4.55%, 09/01/44 (a)	92,000	117,263
Cameron LNG LLC
3.30%, 01/15/35 (a)(f)	15,000	16,100
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	48,000	52,869
4.95%, 06/01/47 (a)	13,000	16,215
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(f)	217,000	237,743
Capital One Financial Corp.
3.75%, 07/28/26 (a)	118,000	130,169
4.75%, 07/15/21 (a)	173,000	173,280
Cardinal Health Inc.
2.62%, 06/15/22 (a)	29,000	29,582
3.08%, 06/15/24 (a)	24,000	25,464
Carrier Global Corp.
2.72%, 02/15/30 (a)	66,000	68,426
3.58%, 04/05/50 (a)	66,000	70,057
Caterpillar Inc.
3.25%, 09/19/49 - 04/09/50 (a)	99,000	109,357
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (a)(f)	209,000	226,132
Centene Corp.
3.38%, 02/15/30 (a)	127,000	132,732
4.25%, 12/15/27 (a)	370,000	390,324
5.38%, 08/15/26 (a)(f)	551,000	575,850
CenterPoint Energy Inc.
2.65%, 06/01/31	110,000	112,244
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	94,000	94,637
3.70%, 04/01/51	141,000	140,318
4.46%, 07/23/22 (a)	125,000	129,391
4.80%, 03/01/50 (a)	34,000	39,172
5.05%, 03/30/29 (a)	37,000	43,738
	Principal Amount	Fair Value
5.75%, 04/01/48 (a)	$ 39,000	$ 49,770
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	177,000	203,056
7.00%, 06/30/24	282,000	322,944
Chevron Corp.
2.24%, 05/11/30 (a)	34,000	35,063
2.98%, 05/11/40 (a)	51,000	53,330
3.08%, 05/11/50 (a)	37,000	38,311
Chevron USA Inc.
3.85%, 01/15/28 (a)	126,000	143,644
3.90%, 11/15/24 (a)	32,000	35,087
4.20%, 10/15/49 (a)	35,000	43,068
5.05%, 11/15/44 (a)	13,000	17,446
Choice Hotels International Inc.
3.70%, 01/15/31 (a)	74,000	80,107
Chubb INA Holdings Inc.
4.35%, 11/03/45 (a)	49,000	61,959
Cigna Corp.
2.40%, 03/15/30 (a)	64,000	65,347
3.25%, 04/15/25 (a)	53,000	57,122
3.40%, 03/01/27 - 03/15/51 (a)	92,000	98,105
3.75%, 07/15/23 (a)	18,000	19,164
3.88%, 10/15/47 (a)	15,000	16,772
4.13%, 11/15/25 (a)	90,000	100,880
4.38%, 10/15/28 (a)	25,000	29,099
4.80%, 08/15/38 (a)	23,000	28,647
4.90%, 12/15/48 (a)	13,000	16,803
Cisco Systems Inc.
5.90%, 02/15/39 (a)	35,000	50,942
Citigroup Inc.
4.13%, 07/25/28 (a)	420,000	473,626
4.45%, 09/29/27 (a)	16,000	18,274
4.65%, 07/23/48 (a)	95,000	124,435
Citigroup Inc. (0.98% fixed rate until 05/01/24; 0.67% + SOFR thereafter)
0.98%, 05/01/25 (b)	93,000	93,232
Citigroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68%, 05/15/24 (a)(b)	458,000	467,696
Citigroup Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (b)	105,000	106,970

See Notes to Schedules of Investments and Notes to Financial Statements.
68	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%, 07/24/23 (a)(b)	$ 53,000	$ 54,350
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	51,000	54,097
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%, 01/24/39 (a)(b)	31,000	35,579
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 12/31/99 (a)(b)	191,000	196,929
CME Group Inc.
3.75%, 06/15/28 (a)	30,000	34,205
CMS Energy Corp.
4.88%, 03/01/44 (a)	113,000	144,412
CNA Financial Corp.
3.45%, 08/15/27 (a)	22,000	24,105
3.90%, 05/01/29 (a)	65,000	73,099
CNH Industrial Capital LLC
1.95%, 07/02/23 (a)	143,000	146,604
CNOOC Finance 2014 ULC
4.25%, 04/30/24 (a)	423,000	458,908
CNOOC Petroleum North America ULC
6.40%, 05/15/37 (a)	59,000	77,438
Comcast Corp.
2.65%, 08/15/62 (a)	52,000	47,458
2.80%, 01/15/51 (a)	60,000	57,743
3.10%, 04/01/25 (a)	76,000	81,986
3.20%, 07/15/36 (a)	64,000	68,522
3.25%, 11/01/39 (a)	86,000	91,513
3.45%, 02/01/50 (a)	51,000	55,245
3.97%, 11/01/47 (a)	75,000	87,496
4.15%, 10/15/28 (a)	60,000	69,475
4.60%, 08/15/45 (a)	39,000	49,004
4.70%, 10/15/48 (a)	31,000	40,191
CommonSpirit Health
4.35%, 11/01/42	130,000	151,927
Conagra Brands Inc.
5.30%, 11/01/38 (a)	27,000	34,341
5.40%, 11/01/48 (a)	19,000	25,396
ConocoPhillips
4.30%, 08/15/28 (a)(f)	50,000	57,998
	Principal Amount	Fair Value
4.88%, 10/01/47 (a)(f)	$ 32,000	$ 42,029
ConocoPhillips Co.
4.30%, 11/15/44 (a)	63,000	75,923
Consolidated Edison Company of New York Inc.
2.90%, 12/01/26 (a)	60,000	64,058
3.35%, 04/01/30 (a)	28,000	30,827
3.88%, 06/15/47 (a)	33,000	37,033
3.95%, 04/01/50 (a)	47,000	53,453
Constellation Brands Inc.
3.15%, 08/01/29 (a)	141,000	151,559
3.70%, 12/06/26 (a)	63,000	70,079
4.50%, 05/09/47 (a)	50,000	60,465
Continental Resources Inc.
3.80%, 06/01/24	471,000	498,087
4.50%, 04/15/23 (a)	254,000	264,907
Corning Inc.
4.38%, 11/15/57 (a)	33,000	39,326
Corporate Nacional del Cobre de Chile
3.15%, 01/15/51 (a)(f)	130,000	125,580
Corporate Office Properties LP
2.25%, 03/15/26 (a)	95,000	97,655
2.75%, 04/15/31 (a)	59,000	59,458
Credit Suisse Group AG (3.09% fixed rate until 11/05/29; 1.73% + SOFR thereafter)
3.09%, 05/14/32 (b)(f)	254,000	261,711
Crown Castle International Corp.
3.30%, 07/01/30 (a)	193,000	207,297
4.15%, 07/01/50 (a)	28,000	31,957
5.20%, 02/15/49 (a)	44,000	57,172
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	107,000	134,518
CubeSmart LP
4.38%, 02/15/29 (a)	92,000	105,244
Cummins Inc.
1.50%, 09/01/30 (a)	71,000	68,504
2.60%, 09/01/50 (a)	71,000	67,615
CVS Health Corp.
3.00%, 08/15/26 (a)	71,000	76,564
3.25%, 08/15/29 (a)	57,000	61,985
3.63%, 04/01/27 (a)	67,000	74,133
3.75%, 04/01/30 (a)	49,000	54,932
3.88%, 07/20/25 (a)	32,000	35,332
4.25%, 04/01/50 (a)	34,000	40,413

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	69

Elfun Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
4.30%, 03/25/28 (a)	$ 12,000	$ 13,786
4.78%, 03/25/38 (a)	38,000	46,742
5.00%, 12/01/24 (a)	73,000	82,076
5.13%, 07/20/45 (a)	40,000	51,918
5.30%, 12/05/43 (a)	71,000	93,888
Dell International LLC/EMC Corp.
4.00%, 07/15/24	104,000	113,052
5.45%, 06/15/23	46,000	49,899
6.02%, 06/15/26	17,000	20,389
8.35%, 07/15/46	13,000	21,269
Deutsche Bank AG
3.30%, 11/16/22 (a)	205,000	212,136
Deutsche Telekom AG
3.63%, 01/21/50 (a)(f)	191,000	202,445
Devon Energy Corp.
5.00%, 06/15/45 (a)	23,000	27,066
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	63,000	65,966
3.25%, 11/15/39 (a)	35,000	37,542
3.40%, 11/15/49 (a)	16,000	17,600
Diamondback Energy Inc.
2.88%, 12/01/24 (a)	110,000	116,279
3.13%, 03/24/31	95,000	98,776
3.25%, 12/01/26 (a)	60,000	64,303
3.50%, 12/01/29 (a)	51,000	54,664
4.40%, 03/24/51	37,000	41,794
Digital Realty Trust LP
3.60%, 07/01/29 (a)	111,000	123,411
Discover Bank
2.70%, 02/06/30 (a)	250,000	261,745
Discovery Communications LLC
2.95%, 03/20/23 (a)	117,000	121,724
3.95%, 03/20/28 (a)	41,000	45,649
4.95%, 05/15/42 (a)	13,000	15,431
5.00%, 09/20/37 (a)	16,000	19,376
Dollar General Corp.
3.50%, 04/03/30 (a)	42,000	46,192
4.13%, 04/03/50 (a)	61,000	71,495
Dollar Tree Inc.
4.00%, 05/15/25 (a)	63,000	69,529
Dominion Energy Inc.
3.07%, 08/15/24 (a)(g)	81,000	85,929
3.38%, 04/01/30 (a)	104,000	113,387
Dover Corp.
2.95%, 11/04/29 (a)	70,000	75,237
DTE Energy Co.
2.85%, 10/01/26 (a)	30,000	31,981
	Principal Amount	Fair Value
3.85%, 12/01/23 (a)	$ 38,000	$ 40,656
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	38,000	44,595
Duke Energy Corp.
2.55%, 06/15/31	142,000	143,985
3.30%, 06/15/41	142,000	145,353
3.50%, 06/15/51	142,000	146,815
3.75%, 09/01/46 (a)	199,000	212,172
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (b)	130,000	138,744
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	43,000	51,929
Duke Realty LP
3.05%, 03/01/50 (a)	28,000	27,644
3.25%, 06/30/26 (a)	31,000	33,642
DuPont de Nemours Inc.
5.42%, 11/15/48 (a)	18,000	24,997
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (a)(f)	89,000	96,693
Eastman Chemical Co.
4.65%, 10/15/44 (a)	69,000	83,832
Eaton Corp.
3.10%, 09/15/27 (a)	35,000	38,081
Ecolab Inc.
1.30%, 01/30/31 (a)	70,000	66,168
Edison International
4.95%, 04/15/25 (a)	148,000	164,011
5.75%, 06/15/27 (a)	21,000	23,923
EI du Pont de Nemours & Co.
2.30%, 07/15/30 (a)	51,000	52,296
Electronic Arts Inc.
1.85%, 02/15/31 (a)	86,000	83,162
Eli Lilly & Co.
3.95%, 03/15/49 (a)	64,000	77,688
Emera US Finance LP
2.64%, 06/15/31 (f)	155,000	156,011
Emerson Electric Co.
1.80%, 10/15/27 (a)	44,000	45,056
2.75%, 10/15/50 (a)	37,000	36,997
Empower Finance 2020 LP
1.36%, 09/17/27 (a)(f)	104,000	102,678
1.78%, 03/17/31 (a)(f)	80,000	76,778
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	10,000	12,886

See Notes to Schedules of Investments and Notes to Financial Statements.
70	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(b)	$ 177,000	$ 197,948
Enel Finance International N.V.
3.63%, 05/25/27 (a)(f)	273,000	300,166
Energy Transfer LP
4.25%, 03/15/23 (a)	84,000	88,158
4.50%, 04/15/24 (a)	56,000	60,991
4.95%, 06/15/28 (a)	21,000	24,352
5.30%, 04/01/44 - 04/15/47 (a)	116,000	134,984
5.35%, 05/15/45	93,000	107,628
6.13%, 12/15/45 (a)	14,000	17,822
6.50%, 02/01/42 (a)	59,000	76,590
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 12/31/99 (b)	285,000	286,499
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	39,000	41,806
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	84,000	96,620
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%, 08/16/77 (a)(b)	31,000	32,470
EOG Resources Inc.
4.15%, 01/15/26 (a)	7,000	7,882
4.38%, 04/15/30 (a)	68,000	80,599
4.95%, 04/15/50 (a)	35,000	46,759
5.10%, 01/15/36 (a)	23,000	28,553
Equinix Inc.
1.25%, 07/15/25 (a)	119,000	119,343
2.15%, 07/15/30 (a)	100,000	99,338
Equinor ASA
3.25%, 11/18/49 (a)	50,000	52,933
ERP Operating LP
4.50%, 07/01/44 (a)	27,000	34,021
Eversource Energy
3.45%, 01/15/50 (a)	67,000	70,788
Exelon Corp.
3.50%, 06/01/22 (a)	68,000	69,733
4.05%, 04/15/30 (a)	104,000	118,407
4.45%, 04/15/46 (a)	69,000	83,704
	Principal Amount	Fair Value
4.70%, 04/15/50 (a)	$ 69,000	$ 87,124
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	112,000	118,134
3.45%, 04/15/51 (a)	112,000	121,875
FedEx Corp.
4.10%, 02/01/45 (a)	137,000	156,583
Fidelity National Information Services Inc.
1.15%, 03/01/26	194,000	192,467
1.65%, 03/01/28 (a)	78,000	77,529
3.10%, 03/01/41 (a)	19,000	19,520
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(f)	84,000	97,432
Fiserv Inc.
3.50%, 07/01/29 (a)	27,000	29,722
4.40%, 07/01/49 (a)	27,000	32,525
Florida Power & Light Co.
2.85%, 04/01/25 (a)	163,000	174,187
4.13%, 02/01/42 (a)	48,000	58,495
Flowers Foods Inc.
2.40%, 03/15/31 (a)	82,000	82,161
Ford Motor Co.
4.35%, 12/08/26 (a)	54,000	57,966
Ford Motor Credit Company LLC
3.10%, 05/04/23 (a)	237,000	241,806
3.22%, 01/09/22 (a)	215,000	217,199
3.34%, 03/28/22 (a)	200,000	202,856
5.88%, 08/02/21 (a)	302,000	303,117
Fox Corp.
3.50%, 04/08/30 (a)	70,000	77,148
GA Global Funding Trust
1.63%, 01/15/26 (a)(f)	126,000	127,522
General Dynamics Corp.
4.25%, 04/01/50 (a)	51,000	65,322
General Mills Inc.
3.00%, 02/01/51 (a)(f)	45,000	45,340
General Motors Co.
5.20%, 04/01/45 (a)	10,000	12,383
5.40%, 10/02/23 - 04/01/48 (a)	43,000	50,785
6.13%, 10/01/25 (a)	135,000	159,812
6.80%, 10/01/27 (a)	55,000	69,240
General Motors Financial Company Inc.
1.25%, 01/08/26 (a)	268,000	266,220
2.35%, 01/08/31 (a)	68,000	67,081
3.45%, 01/14/22 - 04/10/22 (a)	286,000	290,505
4.20%, 11/06/21 (a)	346,000	350,591

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	71

Elfun Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
5.25%, 03/01/26 (a)	$ 53,000	$ 61,231
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(f)	180,000	184,513
3.60%, 03/01/25 (a)(f)	261,000	283,845
Gilead Sciences Inc.
1.65%, 10/01/30 (a)	39,000	37,714
2.60%, 10/01/40 (a)	51,000	49,127
2.80%, 10/01/50 (a)	75,000	72,050
2.95%, 03/01/27 (a)	10,000	10,763
3.50%, 02/01/25 (a)	29,000	31,423
3.65%, 03/01/26 (a)	30,000	33,088
4.15%, 03/01/47 (a)	28,000	32,949
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23 (a)	76,000	80,241
3.63%, 05/15/25 (a)	71,000	78,332
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	78,000	86,702
Glencore Finance Canada Ltd.
4.25%, 10/25/22 (a)(f)	174,000	182,112
4.95%, 11/15/21 (a)(f)	65,000	66,056
Glencore Funding LLC
3.88%, 04/27/51 (f)	141,000	147,975
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(f)	152,000	151,214
Gray Oak Pipeline LLC
2.00%, 09/15/23 (a)(f)	223,000	227,551
2.60%, 10/15/25 (a)(f)	163,000	167,683
Grupo Televisa SAB
5.00%, 05/13/45 (a)	204,000	243,203
Halliburton Co.
3.80%, 11/15/25 (a)	4,000	4,421
5.00%, 11/15/45 (a)	32,000	39,071
HCA Inc.
3.50%, 09/01/30 - 07/15/51	339,000	354,681
5.38%, 02/01/25	195,000	219,948
Health Care Service Corp.
2.20%, 06/01/30 (a)(f)	99,000	99,383
3.20%, 06/01/50 (a)(f)	36,000	37,238
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (a)	55,000	53,253
Hess Corp.
5.60%, 02/15/41 (a)	13,000	16,258
5.80%, 04/01/47 (a)	10,000	13,054
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	14,000	18,905
	Principal Amount	Fair Value
Highwoods Realty LP
4.13%, 03/15/28 (a)	$ 38,000	$ 42,617
4.20%, 04/15/29 (a)	97,000	109,153
Honeywell International Inc.
2.70%, 08/15/29 (a)	3,000	3,219
Hormel Foods Corp.
1.80%, 06/11/30 (a)	141,000	139,981
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	330,000	331,102
HSBC Holdings PLC (2.80% fixed rate until 05/24/31; 1.19% + SOFR thereafter)
2.80%, 05/24/32 (b)	200,000	205,300
HSBC Holdings PLC (4.00% fixed rate until 03/09/26; 3.22% + 5 year CMT Rate thereafter)
4.00%, 12/31/99 (a)(b)	200,000	203,568
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%, 09/12/26 (a)(b)	423,000	470,778
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00%, 12/31/99 (a)(b)	465,000	516,113
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%, 12/31/99 (a)(b)	205,000	235,010
Huntington Bancshares Inc.
2.55%, 02/04/30 (a)	140,000	145,921
Huntsman International LLC
2.95%, 06/15/31	70,000	71,199
Hyundai Capital America
1.30%, 01/08/26 (a)(f)	268,000	264,599
3.10%, 04/05/22 (a)(f)	53,000	53,964
Imperial Brands Finance PLC
3.13%, 07/26/24 (a)(f)	264,000	277,857
3.50%, 02/11/23 - 07/26/26 (a)(f)	490,000	514,569
Indiana Michigan Power Co.
3.25%, 05/01/51	70,000	73,294

See Notes to Schedules of Investments and Notes to Financial Statements.
72	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
ING Groep N.V. (1.06% fixed rate until 04/01/26; 1.01% + SOFR thereafter)
1.06%, 04/01/27 (b)	$ 470,000	$ 474,733
Ingredion Inc.
3.90%, 06/01/50 (a)	34,000	38,170
Intel Corp.
2.45%, 11/15/29 (a)	140,000	147,458
2.88%, 05/11/24 (a)	16,000	17,011
3.10%, 02/15/60 (a)	64,000	65,381
Intercontinental Exchange Inc.
1.85%, 09/15/32 (a)	35,000	33,222
2.65%, 09/15/40 (a)	35,000	33,541
International Business Machines Corp.
3.45%, 02/19/26 (a)	254,000	280,396
4.15%, 05/15/39 (a)	150,000	178,231
4.25%, 05/15/49 (a)	150,000	185,535
International Paper Co.
4.40%, 08/15/47 (a)	51,000	63,797
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	227,000	245,609
ITC Holdings Corp.
2.95%, 05/14/30 (a)(f)	175,000	184,473
JAB HOLDINGS BV
2.20%, 11/23/30 (a)(f)	250,000	243,555
Jabil Inc.
3.95%, 01/12/28 (a)	46,000	51,149
Jefferies Group LLC
5.13%, 01/20/23 (a)	53,000	56,673
John Deere Capital Corp.
2.45%, 01/09/30 (a)	174,000	183,109
Johnson & Johnson
3.63%, 03/03/37 (a)	33,000	38,472
Johnson Controls International PLC
4.50%, 02/15/47 (a)	18,000	22,579
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (b)	194,000	195,042
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%, 05/13/31 (a)(b)	115,000	120,864
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (b)	$ 94,000	$ 97,877
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%, 07/24/38 (a)(b)	41,000	47,213
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%, 01/23/49 (a)(b)	78,000	90,638
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%, 01/29/27 (a)(b)	117,000	130,276
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%, 04/23/29 (a)(b)	44,000	49,837
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%, 07/24/48 (a)(b)	49,000	57,717
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49%, 03/24/31 (a)(b)	278,000	329,483
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%, 12/31/99 (a)(b)	179,000	185,335
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%, 10/29/49 (a)(b)	138,000	150,891
Kaiser Foundation Hospitals
3.00%, 06/01/51	95,000	97,993
3.27%, 11/01/49 (a)	154,000	167,289
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (a)	79,000	85,599
3.80%, 05/01/50 (a)	59,000	66,462
4.50%, 11/15/45 (a)	28,000	34,157
4.60%, 05/25/28 (a)	10,000	11,744

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	73

Elfun Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
KeyCorp
2.25%, 04/06/27 (a)	$ 211,000	$ 218,853
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	11,000	12,796
5.00%, 03/01/43 (a)	27,000	32,461
6.38%, 03/01/41 (a)	27,000	37,334
Kinder Morgan Inc.
5.05%, 02/15/46 (a)	26,000	31,546
KLA Corp.
3.30%, 03/01/50 (a)	70,000	74,374
4.10%, 03/15/29 (a)	141,000	162,566
4.65%, 11/01/24 (a)	89,000	99,379
Kohl's Corp.
3.38%, 05/01/31	176,000	182,322
5.55%, 07/17/45 (a)	66,000	79,145
L3Harris Technologies Inc.
3.85%, 12/15/26 (a)	52,000	58,381
Lear Corp.
4.25%, 05/15/29 (a)	44,000	49,688
Leidos Inc.
2.95%, 05/15/23	180,000	187,142
3.63%, 05/15/25	51,000	55,388
4.38%, 05/15/30	139,000	157,707
Liberty Mutual Group Inc.
3.95%, 05/15/60 (a)(f)	33,000	36,245
Life Storage LP
2.20%, 10/15/30 (a)	96,000	94,816
Lincoln National Corp.
4.35%, 03/01/48 (a)	35,000	41,817
Lloyds Banking Group PLC (2.44% fixed rate until 02/05/25; 1.00% + 1 year CMT Rate thereafter)
2.44%, 02/05/26 (a)(b)	200,000	208,756
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	32,000	35,375
4.50%, 05/15/36 (a)	64,000	80,453
Lowe's Companies Inc.
1.30%, 04/15/28 (a)	43,000	41,943
1.70%, 10/15/30 (a)	33,000	31,656
3.00%, 10/15/50 (a)	66,000	65,021
3.70%, 04/15/46 (a)	12,000	13,182
4.05%, 05/03/47 (a)	36,000	41,480
LYB International Finance II BV
3.50%, 03/02/27 (a)	13,000	14,186
LYB International Finance III LLC
1.25%, 10/01/25 (a)	51,000	50,938
	Principal Amount	Fair Value
3.63%, 04/01/51 (a)	$ 67,000	$ 70,943
3.80%, 10/01/60 (a)	32,000	33,788
Marathon Oil Corp.
3.85%, 06/01/25 (a)	27,000	29,409
Marvell Technology Inc.
1.65%, 04/15/26 (f)	315,000	314,883
2.45%, 04/15/28 (f)	155,000	157,976
2.95%, 04/15/31 (f)	140,000	145,153
Masco Corp.
3.50%, 11/15/27 (a)	13,000	14,286
McCormick & Company Inc.
1.85%, 02/15/31 (a)	47,000	45,438
3.25%, 11/15/25 (a)	516,000	559,447
McDonald's Corp.
3.60%, 07/01/30 (a)	104,000	116,950
3.63%, 09/01/49 (a)	21,000	23,266
4.88%, 12/09/45 (a)	26,000	33,472
Medtronic Inc.
4.63%, 03/15/45 (a)	10,000	13,117
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	115,000	145,307
Merck & Company Inc.
2.45%, 06/24/50 (a)	89,000	83,894
2.75%, 02/10/25 (a)	48,000	51,143
4.00%, 03/07/49 (a)	22,000	26,904
MetLife Inc.
4.72%, 12/15/44 (a)	43,000	55,882
Microchip Technology Inc.
2.67%, 09/01/23	456,000	474,851
Micron Technology Inc.
2.50%, 04/24/23 (a)	128,000	132,275
Microsoft Corp.
2.40%, 08/08/26 (a)	49,000	52,217
2.68%, 06/01/60 (a)	22,000	21,904
2.92%, 03/17/52	152,000	161,232
3.04%, 03/17/62	53,000	56,670
3.45%, 08/08/36 (a)	18,000	20,802
3.50%, 02/12/35 (a)	42,000	48,686
Molson Coors Beverage Co.
2.10%, 07/15/21 (a)	135,000	135,090
4.20%, 07/15/46 (a)	22,000	24,487
Morgan Stanley
3.70%, 10/23/24 (a)	26,000	28,349
3.95%, 04/23/27 (a)	95,000	106,123
4.35%, 09/08/26 (a)	140,000	158,659
4.38%, 01/22/47 (a)	41,000	51,389
5.00%, 11/24/25 (a)	413,000	476,354

See Notes to Schedules of Investments and Notes to Financial Statements.
74	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	$ 92,000	$ 90,361
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62%, 04/01/31 (a)(b)	89,000	99,408
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%, 07/22/38 (a)(b)	43,000	50,450
MPLX LP
2.65%, 08/15/30 (a)	82,000	82,883
3.38%, 03/15/23 (a)	30,000	31,358
5.20%, 12/01/47 (a)	22,000	26,855
MPLX LP (1.22% fixed rate until 08/02/21; 1.10% + 3 month USD LIBOR thereafter)
1.22%, 09/09/22 (a)(b)	172,000	172,096
Mylan Inc.
5.20%, 04/15/48 (a)	31,000	38,066
National Retail Properties Inc.
4.00%, 11/15/25 (a)	61,000	67,612
NewMarket Corp.
2.70%, 03/18/31	69,000	69,115
Newmont Corp.
4.88%, 03/15/42 (a)	45,000	57,172
NextEra Energy Capital Holdings Inc.
3.25%, 04/01/26 (a)	117,000	126,881
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(b)	63,000	73,400
NGPL PipeCo LLC
3.25%, 07/15/31 (f)	140,000	144,353
NIKE Inc.
3.38%, 03/27/50 (a)	31,000	34,993
NiSource Inc.
3.60%, 05/01/30 (a)	72,000	79,712
3.95%, 03/30/48 (a)	18,000	20,571
Nomura Holdings Inc.
2.65%, 01/16/25 (a)	230,000	241,564
3.10%, 01/16/30 (a)	208,000	218,281
Nordstrom Inc.
4.00%, 03/15/27	236,000	245,598
	Principal Amount	Fair Value
4.25%, 08/01/31 (f)	$ 45,000	$ 46,986
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	44,000	50,621
NOV Inc.
3.60%, 12/01/29 (a)	104,000	108,751
Novant Health Inc.
3.32%, 11/01/61	70,000	74,243
Novartis Capital Corp.
2.20%, 08/14/30 (a)	104,000	107,553
3.00%, 11/20/25 (a)	8,000	8,679
Nucor Corp.
3.95%, 05/01/28 (a)	52,000	59,269
Nutrien Ltd.
4.90%, 06/01/43 (a)	43,000	54,343
NVIDIA Corp.
2.85%, 04/01/30 (a)	32,000	34,646
3.50%, 04/01/50 (a)	49,000	55,413
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (f)	121,000	122,687
2.70%, 05/01/25 (a)(f)	90,000	94,887
3.25%, 05/11/41 (f)	92,000	94,335
Occidental Petroleum Corp.
2.90%, 08/15/24 (a)	57,000	58,284
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	60,000	65,267
Oncor Electric Delivery Company LLC
3.80%, 09/30/47 (a)	16,000	18,722
ONEOK Inc.
4.35%, 03/15/29 (a)	64,000	72,263
Oracle Corp.
1.65%, 03/25/26	130,000	131,803
2.30%, 03/25/28	47,000	48,261
2.40%, 09/15/23 (a)	30,000	31,121
2.65%, 07/15/26 (a)	67,000	70,714
2.88%, 03/25/31	70,000	72,890
2.95%, 04/01/30 (a)	104,000	109,613
3.60%, 04/01/50 (a)	69,000	70,895
3.65%, 03/25/41	75,000	79,661
3.80%, 11/15/37 (a)	15,000	16,446
3.95%, 03/25/51	75,000	81,953
4.00%, 07/15/46 - 11/15/47 (a)	91,000	99,060
4.10%, 03/25/61	90,000	99,741
Orbia Advance Corp. SAB de C.V.
1.88%, 05/11/26 (f)	465,000	468,083
2.88%, 05/11/31 (f)	209,000	210,306

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	75

Elfun Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	$ 110,000	$ 114,335
2.57%, 02/15/30 (a)	43,000	44,560
3.36%, 02/15/50 (a)	39,000	41,073
Ovintiv Exploration Inc.
5.63%, 07/01/24 (a)	439,000	488,572
Owens Corning
4.40%, 01/30/48 (a)	25,000	29,506
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	60,000	58,286
2.50%, 02/01/31 (a)	104,000	97,579
3.00%, 06/15/28	100,000	100,447
3.30%, 08/01/40 (a)	104,000	94,581
3.50%, 08/01/50 (a)	43,000	38,271
4.30%, 03/15/45 (a)	67,000	64,494
PacifiCorp
2.70%, 09/15/30 (a)	64,000	67,219
6.25%, 10/15/37 (a)	2,000	2,851
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	61,000	66,727
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50%, 10/01/50 (a)(b)	141,000	147,229
PayPal Holdings Inc.
2.65%, 10/01/26 (a)	92,000	98,673
3.25%, 06/01/50 (a)	50,000	54,386
PepsiCo Inc.
1.63%, 05/01/30 (a)	66,000	65,133
2.63%, 07/29/29 (a)	90,000	96,368
3.45%, 10/06/46 (a)	22,000	24,695
Pfizer Inc.
2.70%, 05/28/50 (a)	126,000	125,625
3.45%, 03/15/29 (a)	27,000	30,374
3.60%, 09/15/28 (a)	68,000	77,017
3.90%, 03/15/39 (a)	37,000	44,098
4.13%, 12/15/46 (a)	30,000	37,229
4.40%, 05/15/44 (a)	13,000	16,673
Philip Morris International Inc.
1.50%, 05/01/25 (a)	69,000	70,400
2.10%, 05/01/30 (a)	34,000	33,915
3.38%, 08/15/29 (a)	48,000	53,058
4.13%, 03/04/43 (a)	26,000	29,713
Phillips 66
2.15%, 12/15/30 (a)	355,000	349,245
Phillips 66 Partners LP
3.15%, 12/15/29 (a)	188,000	197,590
3.75%, 03/01/28 (a)	18,000	19,716
	Principal Amount	Fair Value
4.68%, 02/15/45 (a)	$ 35,000	$ 40,054
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	106,000	104,941
2.15%, 01/15/31 (a)	60,000	58,880
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	83,000	87,538
3.65%, 06/01/22 (a)	125,000	127,557
PPL Capital Funding Inc.
3.10%, 05/15/26 (a)	75,000	80,657
Precision Castparts Corp.
4.38%, 06/15/45 (a)	43,000	52,179
Prospect Capital Corp.
3.36%, 11/15/26	125,000	125,256
Prudential Financial Inc.
3.94%, 12/07/49 (a)	70,000	82,146
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(b)	64,000	74,942
Public Service Company of Colorado
3.70%, 06/15/28 (a)	63,000	71,170
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	128,000	132,233
PVH Corp.
4.63%, 07/10/25 (a)	177,000	197,495
QUALCOMM Inc.
1.30%, 05/20/28 (a)	21,000	20,554
4.30%, 05/20/47 (a)	13,000	16,368
Quest Diagnostics Inc.
2.95%, 06/30/30 (a)	26,000	27,553
Ralph Lauren Corp.
1.70%, 06/15/22 (a)	31,000	31,398
Raytheon Technologies Corp.
3.13%, 05/04/27 (a)	105,000	114,187
3.50%, 03/15/27 (a)	36,000	39,725
3.95%, 08/16/25 (a)	30,000	33,360
4.15%, 05/15/45 (a)	40,000	47,437
4.45%, 11/16/38 (a)	32,000	38,730
Realty Income Corp.
3.00%, 01/15/27 (a)	19,000	20,524
3.25%, 01/15/31 (a)	66,000	72,024
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (a)	123,000	116,677

See Notes to Schedules of Investments and Notes to Financial Statements.
76	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
2.80%, 09/15/50 (a)	$ 55,000	$ 50,138
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	63,000	62,190
Reynolds American Inc.
4.45%, 06/12/25 (a)	4,000	4,435
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	26,000	31,686
Rockwell Automation Inc.
4.20%, 03/01/49 (a)	48,000	60,086
Rogers Communications Inc.
5.00%, 03/15/44 (a)	18,000	22,515
Roper Technologies Inc.
2.95%, 09/15/29 (a)	71,000	75,931
Ross Stores Inc.
4.70%, 04/15/27 (a)	24,000	27,812
Royalty Pharma PLC
0.75%, 09/02/23 (a)(f)	71,000	71,212
1.20%, 09/02/25 (a)(f)	95,000	94,194
1.75%, 09/02/27 (a)(f)	47,000	46,325
2.20%, 09/02/30 (a)(f)	19,000	18,637
3.30%, 09/02/40 (a)(f)	11,000	11,059
RPM International Inc.
3.75%, 03/15/27 (a)	28,000	30,740
Ryder System Inc.
2.90%, 12/01/26 (a)	183,000	196,024
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	31,000	35,015
4.50%, 05/15/30 (a)	39,000	44,998
5.00%, 03/15/27 (a)	13,000	15,011
5.88%, 06/30/26 (a)	134,000	158,574
Salesforce.com Inc.
1.95%, 07/15/31	155,000	155,240
2.70%, 07/15/41	115,000	115,721
2.90%, 07/15/51	194,000	196,029
3.05%, 07/15/61	95,000	96,541
Santander UK Group Holdings PLC
4.75%, 09/15/25 (a)(f)	200,000	224,360
Saudi Arabian Oil Co.
3.50%, 04/16/29 (a)(f)	254,000	274,963
4.38%, 04/16/49 (a)(f)	254,000	292,194
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(f)	56,000	62,528
Selective Insurance Group Inc.
5.38%, 03/01/49 (a)	27,000	33,829
Sempra Energy
3.80%, 02/01/38 (a)	18,000	20,079
	Principal Amount	Fair Value
4.00%, 02/01/48 (a)	$ 24,000	$ 26,913
Shell International Finance BV
2.38%, 08/21/22 (a)	114,000	116,694
3.13%, 11/07/49 (a)	65,000	67,278
3.75%, 09/12/46 (a)	21,000	23,754
4.13%, 05/11/35 (a)	27,000	32,068
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	13,000	13,605
3.20%, 09/23/26 (a)	14,000	15,196
Siemens Financieringsmaatschappij N.V.
2.88%, 03/11/41 (a)(f)	250,000	258,215
Simon Property Group LP
3.38%, 06/15/27 (a)	39,000	42,484
Skyworks Solutions Inc.
1.80%, 06/01/26	140,000	141,978
3.00%, 06/01/31	35,000	35,859
South Jersey Industries Inc.
5.02%, 04/15/31	188,000	198,389
Southern California Edison Co.
2.40%, 02/01/22 (a)	99,000	99,839
4.00%, 04/01/47 (a)	124,000	130,572
4.20%, 03/01/29 (a)	91,000	102,795
Southern Company Gas Capital Corp.
3.95%, 10/01/46 (a)	67,000	74,538
4.40%, 05/30/47 (a)	11,000	12,957
Southern Copper Corp.
5.88%, 04/23/45 (a)	64,000	89,457
Southwest Airlines Co.
2.63%, 02/10/30 (a)	104,000	106,669
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	45,000	47,727
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	12,000	13,046
4.50%, 03/15/45 (a)	11,000	12,920
Spirit Realty LP
4.00%, 07/15/29 (a)	79,000	87,802
Standard Chartered PLC (2.68% fixed rate until 06/29/31; 1.20% + 1 year CMT Rate thereafter)
2.68%, 06/29/32 (b)(f)	247,000	247,830
Starbucks Corp.
4.00%, 11/15/28 (a)	28,000	32,223

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	77

Elfun Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31	$ 200,000	$ 203,886
Stryker Corp.
1.95%, 06/15/30 (a)	142,000	140,455
2.90%, 06/15/50 (a)	64,000	64,291
Sumitomo Mitsui Financial Group Inc.
4.44%, 04/02/24 (f)	466,000	507,348
Suncor Energy Inc.
4.00%, 11/15/47 (a)	12,000	13,262
Suzano Austria GmbH
6.00%, 01/15/29 (a)	244,000	290,458
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 year CMT Rate thereafter)
1.42%, 06/11/27 (b)(f)	250,000	249,250
Sysco Corp.
3.25%, 07/15/27 (a)	33,000	35,784
5.95%, 04/01/30 (a)	14,000	17,988
6.60%, 04/01/50 (a)	17,000	26,419
Takeda Pharmaceutical Company Ltd.
2.05%, 03/31/30 (a)	200,000	198,272
3.03%, 07/09/40 (a)	200,000	202,114
3.18%, 07/09/50 (a)	200,000	201,806
3.38%, 07/09/60 (a)	200,000	205,110
Tampa Electric Co.
2.40%, 03/15/31	130,000	133,169
3.45%, 03/15/51	95,000	104,269
4.35%, 05/15/44 (a)	88,000	106,146
Tapestry Inc.
4.13%, 07/15/27 (a)	43,000	47,018
4.25%, 04/01/25 (a)	467,000	507,923
Target Corp.
2.50%, 04/15/26 (a)	38,000	40,870
Teck Resources Ltd.
3.90%, 07/15/30 (a)	259,000	279,733
5.40%, 02/01/43 (a)	37,000	45,087
Teledyne Technologies Inc.
2.25%, 04/01/28	93,000	94,755
Texas Instruments Inc.
3.88%, 03/15/39 (a)	52,000	62,430
The Allstate Corp.
4.20%, 12/15/46 (a)	25,000	30,757
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(b)	121,000	131,337
	Principal Amount	Fair Value
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%, 12/29/49 (a)(b)	$ 68,000	$ 75,002
The Boeing Co.
2.20%, 02/04/26 (a)	273,000	275,580
2.70%, 02/01/27 (a)	171,000	176,699
2.95%, 02/01/30 (a)	41,000	41,984
3.25%, 03/01/28 (a)	11,000	11,605
3.55%, 03/01/38 (a)	10,000	10,244
3.75%, 02/01/50 (a)	36,000	37,136
5.04%, 05/01/27 (a)	249,000	287,456
5.15%, 05/01/30 (a)	140,000	165,907
5.81%, 05/01/50 (a)	87,000	117,388
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00%, 12/31/99 (a)(b)	173,000	176,920
The Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(f)	169,000	195,264
The Clorox Co.
1.80%, 05/15/30 (a)	96,000	94,416
The Coca-Cola Co.
2.60%, 06/01/50 (a)	71,000	68,348
2.75%, 06/01/60 (a)	55,000	53,918
The Dow Chemical Co.
2.10%, 11/15/30 (a)	53,000	52,486
3.60%, 11/15/50 (a)	53,000	57,137
4.25%, 10/01/34 (a)	48,000	55,517
5.55%, 11/30/48 (a)	35,000	49,133
The Estee Lauder Companies Inc.
2.38%, 12/01/29 (a)	51,000	53,279
The George Washington University
4.13%, 09/15/48	100,000	124,101
The Goldman Sachs Group Inc.
3.50%, 04/01/25 - 11/16/26 (a)	249,000	270,518
3.85%, 01/26/27 (a)	302,000	333,058
4.25%, 10/21/25 (a)	5,000	5,594
5.15%, 05/22/45 (a)	35,000	46,677
The Goldman Sachs Group Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (b)	236,000	235,275

See Notes to Schedules of Investments and Notes to Financial Statements.
78	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
The Goldman Sachs Group Inc. (1.99% fixed rate until 01/27/31; 1.09% + SOFR thereafter)
1.99%, 01/27/32 (a)(b)	$ 162,000	$ 157,312
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%, 06/05/23 (a)(b)	122,000	124,735
The Goldman Sachs Group Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (b)	85,000	88,944
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%, 04/23/29 (a)(b)	35,000	39,138
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%, 10/31/38 (a)(b)	40,000	46,901
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%, 05/01/29 (a)(b)	61,000	69,642
The Hartford Financial Services Group Inc.
2.80%, 08/19/29 (a)	149,000	156,977
The Hartford Financial Services Group Inc. (2.28% fixed rate until 06/28/21; 2.13% + 3 month USD LIBOR thereafter)
2.28%, 02/12/67 (a)(b)(f)	89,000	85,757
The Home Depot Inc.
2.70%, 04/15/30 (a)	39,000	41,728
3.35%, 04/15/50 (a)	69,000	76,357
3.50%, 09/15/56 (a)	43,000	48,600
3.90%, 12/06/28 - 06/15/47 (a)	64,000	75,165
4.50%, 12/06/48 (a)	27,000	35,096
The Kroger Co.
2.20%, 05/01/30 (a)	61,000	61,350
2.95%, 11/01/21 (a)	142,000	142,946
	Principal Amount	Fair Value
4.65%, 01/15/48 (a)	$ 22,000	$ 26,972
The Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (f)	95,000	101,428
The Southern Co.
3.25%, 07/01/26 (a)	18,000	19,527
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%, 09/15/31 (a)(b)	55,000	60,858
The Travelers Companies Inc.
2.55%, 04/27/50 (a)	83,000	79,981
The Walt Disney Co.
2.65%, 01/13/31 (a)	104,000	109,223
3.38%, 11/15/26 (a)	13,000	14,338
3.60%, 01/13/51 (a)	66,000	74,805
4.75%, 11/15/46 (a)	11,000	14,318
6.65%, 11/15/37 (a)	69,000	104,296
The Williams Companies Inc.
3.75%, 06/15/27 (a)	13,000	14,434
4.85%, 03/01/48 (a)	33,000	40,166
4.90%, 01/15/45 (a)	80,000	96,751
5.40%, 03/04/44 (a)	11,000	13,921
Thermo Fisher Scientific Inc.
4.13%, 03/25/25 (a)	3,000	3,326
4.50%, 03/25/30 (a)	22,000	26,197
Time Warner Cable LLC
6.55%, 05/01/37 (a)	30,000	40,790
T-Mobile USA Inc.
3.50%, 04/15/25	112,000	121,461
3.75%, 04/15/27	158,000	174,604
3.88%, 04/15/30	41,000	45,764
4.50%, 04/15/50	20,000	23,792
Total Capital International S.A.
3.46%, 02/19/29 (a)	73,000	81,393
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	59,000	63,715
3.80%, 03/21/29 (a)	18,000	20,319
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	92,000	105,803
4.88%, 01/15/26 (a)	19,000	21,840
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(b)	176,000	190,216

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	79

Elfun Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Transcontinental Gas Pipe Line Company LLC
4.00%, 03/15/28 (a)	$ 39,000	$ 44,164
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 12/31/99 (a)(b)	242,000	256,856
TSMC Global Ltd.
0.75%, 09/28/25 (a)(f)	204,000	199,830
1.25%, 04/23/26 (f)	468,000	465,370
2.25%, 04/23/31 (f)	209,000	210,586
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	13,000	15,660
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	38,000	40,993
Tyson Foods Inc.
4.00%, 03/01/26 (a)	168,000	187,291
4.55%, 06/02/47 (a)	13,000	15,887
UBS Group AG (2.86% fixed rate until 08/15/22; 0.95% + 3 month USD LIBOR thereafter)
2.86%, 08/15/23 (a)(b)(f)	284,000	291,339
UBS Group AG (3.13% fixed rate until 08/13/29; 1.47% + 3 month USD LIBOR thereafter)
3.13%, 08/13/30 (a)(b)(f)	259,000	277,568
UDR Inc.
2.10%, 08/01/32 (a)	89,000	85,519
3.00%, 08/15/31 (a)	55,000	57,794
UniCredit S.p.A. (2.57% fixed rate until 09/22/25; 2.30% + 1 year CMT Rate thereafter)
2.57%, 09/22/26 (a)(b)(f)	360,000	364,820
Union Pacific Corp.
3.50%, 06/08/23 (a)	82,000	86,776
3.60%, 09/15/37 (a)	13,000	14,554
3.80%, 04/06/71 (f)	39,000	43,200
4.10%, 09/15/67 (a)	27,000	31,461
UnitedHealth Group Inc.
2.00%, 05/15/30 (a)	112,000	112,928
4.45%, 12/15/48 (a)	67,000	85,748
4.75%, 07/15/45 (a)	19,000	24,909
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (a)	12,000	13,220
Vale S.A.
5.63%, 09/11/42 (a)	29,000	36,280
Valero Energy Corp.
2.85%, 04/15/25 (a)	87,000	92,247
	Principal Amount	Fair Value
4.00%, 04/01/29 (a)	$ 88,000	$ 98,258
Ventas Realty LP
3.25%, 10/15/26 (a)	50,000	54,403
VEREIT Operating Partnership LP
2.85%, 12/15/32 (a)	64,000	66,932
Verizon Communications Inc.
1.45%, 03/20/26	185,000	186,709
2.10%, 03/22/28	140,000	142,965
2.55%, 03/21/31	130,000	133,009
3.00%, 03/22/27 (a)	248,000	266,704
3.40%, 03/22/41	95,000	100,627
3.55%, 03/22/51	69,000	73,731
3.70%, 03/22/61	90,000	96,528
4.40%, 11/01/34 (a)	72,000	85,854
4.52%, 09/15/48 (a)	38,000	46,908
4.67%, 03/15/55 (a)	38,000	49,098
4.86%, 08/21/46 (a)	158,000	204,101
5.25%, 03/16/37 (a)	30,000	39,572
ViacomCBS Inc.
2.90%, 01/15/27 (a)	30,000	31,900
3.70%, 06/01/28 (a)	29,000	32,275
5.25%, 04/01/44 (a)	10,000	12,786
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	76,000	89,348
Visa Inc.
2.00%, 08/15/50 (a)	52,000	45,962
2.05%, 04/15/30 (a)	66,000	67,892
2.70%, 04/15/40 (a)	71,000	73,440
Vistra Operations Company LLC
3.55%, 07/15/24 (a)(f)	221,000	233,617
Viterra Finance BV
2.00%, 04/21/26 (f)	373,000	373,496
Vodafone Group PLC
4.38%, 05/30/28 (a)	38,000	44,204
5.25%, 05/30/48 (a)	27,000	35,393
Volkswagen Group of America Finance LLC
1.63%, 11/24/27 (a)(f)	232,000	229,230
Vontier Corp.
2.40%, 04/01/28 (a)(f)	182,000	180,673
2.95%, 04/01/31 (a)(f)	141,000	141,546
Vornado Realty LP
2.15%, 06/01/26	165,000	167,374
3.40%, 06/01/31	60,000	61,868
3.50%, 01/15/25 (a)	31,000	32,999
Vulcan Materials Co.
3.90%, 04/01/27 (a)	13,000	14,649

See Notes to Schedules of Investments and Notes to Financial Statements.
80	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (a)	$ 8,000	$ 8,816
Walmart Inc.
3.63%, 12/15/47 (a)	31,000	36,364
3.70%, 06/26/28 (a)	60,000	68,303
3.95%, 06/28/38 (a)	23,000	27,634
4.05%, 06/29/48 (a)	40,000	50,329
WEC Energy Group Inc.
3.55%, 06/15/25 (a)	46,000	50,149
Wells Fargo & Co.
4.15%, 01/24/29 (a)	119,000	136,952
4.75%, 12/07/46 (a)	120,000	151,667
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65%, 06/02/24 (a)(b)	119,000	121,562
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(b)	143,000	148,461
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	581,000	602,451
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	145,000	148,689
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%, 06/17/27 (a)(b)	326,000	352,148
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%, 12/29/49 (b)	83,000	93,147
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(b)	101,000	104,773
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(b)	79,000	86,710
Willis North America Inc.
3.60%, 05/15/24 (a)	58,000	62,374
3.88%, 09/15/49 (a)	71,000	80,318
	Principal Amount	Fair Value
WPP Finance 2010
3.75%, 09/19/24 (a)	$ 38,000	$ 41,380
WRKCo Inc.
3.00%, 09/15/24 (a)	44,000	46,665
Xcel Energy Inc.
3.40%, 06/01/30 (a)	86,000	94,497
Zoetis Inc.
3.00%, 09/12/27 (a)	13,000	14,037
3.90%, 08/20/28 (a)	39,000	44,411
		88,544,110
Non-Agency Collateralized Mortgage Obligations - 8.4%
Banc of America Commercial Mortgage Trust 2016-UBS10
5.02%, 07/15/49 (a)(b)	290,000	319,612
BANK 2017-BNK7
3.18%, 09/15/60 (a)	2,398,000	2,593,974
BANK 2018-BNK15
4.41%, 11/15/61 (a)(b)	1,001,000	1,169,915
BX Commercial Mortgage Trust 2018-IND 0.75% + 1 month USD LIBOR
0.82%, 11/15/35 (a)(b)(f)	166,205	166,282
Cantor Commercial Real Estate Lending 2019-CF3
3.01%, 01/15/53 (a)	460,000	495,544
CD 2019-CD8 Mortgage Trust
2.91%, 08/15/57 (a)	839,000	894,925
CFCRE Commercial Mortgage Trust 2016-C7
4.56%, 12/10/54 (a)(b)	286,000	283,702
Citigroup Commercial Mortgage Trust 2015-GC35
4.63%, 11/10/48 (a)(b)	482,000	464,392
Citigroup Commercial Mortgage Trust 2015-P1
3.72%, 09/15/48 (a)	1,403,000	1,538,365
Citigroup Commercial Mortgage Trust 2016-P5
2.94%, 10/10/49 (a)	399,397	426,249
Citigroup Commercial Mortgage Trust 2016-P6
4.03%, 12/10/49 (a)(b)	336,823	367,192
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/45 (a)(f)	191,000	189,462
COMM 2013-LC13 Mortgage Trust
4.56%, 08/10/46 (a)(b)(f)	170,000	181,952

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	81

Elfun Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
COMM 2014-CR14 Mortgage Trust
4.53%, 02/10/47 (a)(b)	$ 240,000	$ 259,501
CSAIL 2015-C3 Commercial Mortgage Trust
4.27%, 08/15/48 (a)(b)	620,420	654,876
CSAIL 2016-C7 Commercial Mortgage Trust
4.48%, 11/15/49 (a)(b)	477,000	524,434
GS Mortgage Securities Trust 2012-GCJ9
2.08%, 11/10/45 (a)(b)(d)	668,840	11,679
GS Mortgage Securities Trust 2014-GC22
4.85%, 06/10/47 (a)(b)	285,000	296,752
GS Mortgage Securities Trust 2014-GC24
4.65%, 09/10/47 (a)(b)	382,000	403,104
GS Mortgage Securities Trust 2015-GS1
4.57%, 11/10/48 (a)(b)	380,000	334,372
GS Mortgage Securities Trust 2016-GS3
2.85%, 10/10/49 (a)	333,000	355,154
GS Mortgage Securities Trust 2017-GS8
3.47%, 11/10/50 (a)	767,075	845,954
GS Mortgage Securities Trust 2018-GS9
4.14%, 03/10/51 (a)(b)	291,000	327,892
GS Mortgage Securities Trust 2019-GC42
2.75%, 09/01/52 (a)	1,523,000	1,598,629
GS Mortgage Securities Trust 2019-GSA1
3.05%, 11/10/52 (a)	743,000	802,443
Impac CMB Trust 2004-5 (0.81% fixed rate until 07/25/21; 0.72% + 1 month USD LIBOR thereafter)
0.81%, 10/25/34 (a)(b)	27,516	27,303
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
1.63%, 12/15/47 (a)(b)(d)	550,252	8,947
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.17%, 07/15/45 (a)(b)	125,000	131,747
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.80%, 11/15/48 (a)(b)	250,000	209,861
	Principal Amount	Fair Value
MASTR Alternative Loan Trust 2003-5
5.00%, 08/25/18 (d)	$ 1,544	$ 17
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
4.26%, 02/15/46 (a)(b)	399,000	387,230
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.01%, 03/15/48 (a)(b)(d)	3,295,613	83,526
Morgan Stanley Capital I Trust 2016-UBS12
4.03%, 12/15/49 (a)(b)	407,000	401,006
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.88%, 04/10/46 (a)(b)(f)	955,000	971,991
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32%, 08/15/50 (a)	955,000	915,461
Wells Fargo Commercial Mortgage Trust 2015-C26
1.35%, 02/15/48 (a)(b)(d)	2,565,167	95,444
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35%, 05/15/52 (a)	175,000	190,133
WFRBS Commercial Mortgage Trust 2012-C10
3.74%, 12/15/45 (a)	254,000	243,953
WFRBS Commercial Mortgage Trust 2013-C17
4.26%, 12/15/46 (a)	235,000	252,081
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%, 03/15/47 (a)(b)	533,000	573,979
		19,999,035
Sovereign Bonds - 1.1%
Government of Chile
2.55%, 01/27/32 (a)	290,000	296,351
3.86%, 06/21/47 (a)	200,000	220,736
Government of Colombia
5.00%, 06/15/45 (a)	200,000	212,510
Government of Mexico
4.00%, 10/02/23 (a)	16,000	17,327
4.75%, 03/08/44 (a)	200,000	221,106
Government of Panama
3.16%, 01/23/30 (a)	200,000	209,548
3.87%, 07/23/60 (a)	200,000	204,298
Government of Peru
1.86%, 12/01/32 (a)	140,000	130,052

See Notes to Schedules of Investments and Notes to Financial Statements.
82	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
2.78%, 12/01/60 (a)	$ 230,000	$ 204,932
5.63%, 11/18/50 (a)	105,000	144,722
Government of Philippines
3.95%, 01/20/40 (a)	200,000	222,174
Government of Qatar
4.82%, 03/14/49 (a)(f)	258,000	332,485
Government of Uruguay
5.10%, 06/18/50 (a)	105,744	138,500
		2,554,741
Municipal Bonds and Notes - 0.4%
American Municipal Power Inc.
6.27%, 02/15/50	135,000	190,300
Board of Regents of the University of Texas System
3.35%, 08/15/47	115,000	131,331
Port Authority of New York & New Jersey
4.46%, 10/01/62	220,000	288,623
State of California
4.60%, 04/01/38	200,000	233,829
State of Illinois
5.10%, 06/01/33	95,000	111,705
		955,788
Total Bonds and Notes (Cost $218,061,134)		226,604,593
	Number of Shares	Fair Value
Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 5.85%, 3.09% + 3 month USD LIBOR (Cost $186,475) (b)	7,459	$ 205,495
Total Investments in Securities (Cost $218,247,609)		226,810,088
Short-Term Investments - 9.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (h)(i) (Cost $22,276,147)	22,276,147	22,276,147
Total Investments (Cost $240,523,756)		249,086,235
Liabilities in Excess of Other Assets, net - (4.9)%		(11,583,886)
NET ASSETS - 100.0%		$ 237,502,349

Other Information:
Centrally Cleared Credit Default Swaps
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$4,149	5.00%/ Quarterly	06/20/25	$410,899	$(205,776)	$616,675

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	83

Elfun Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
The Fund had the following long futures contracts open at June 30, 2021:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	September 2021	23	$ 3,607,246	$ 3,697,250	$ 87,771
2 Yr. U.S. Treasury Notes Futures	September 2021	118	26,042,320	25,997,797	(44,523)
Ultra Long-Term U.S. Treasury Bond Futures	September 2021	30	5,593,139	5,780,625	187,486
					$ 230,734
The Fund had the following short futures contracts open at June 30, 2021:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures	September 2021	55	$ (7,962,018)	$ (8,096,172)	$ (134,154)
10 Yr. U.S. Treasury Notes Futures	September 2021	81	(10,671,508)	(10,732,500)	(60,992)
5 Yr. U.S. Treasury Notes Futures	September 2021	23	(2,840,235)	(2,838,883)	1,352
					$ (193,794)
					$ 36,940
During the period ended June 30, 2021 average notional values related to derivative contracts were as follows:
	Purchased Put Options	Purchased Call Options	Written Put Options	Written Call Options	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts	Interest Rate Swap Contracts
Average Notional Value	$—	$—	$—	$—	$33,125,412	$24,310,364	$4,944,743	$—
Notes to Schedule of Investments – June 30, 2021 (Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2021, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to $18,014,601 or 7.59% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.

See Notes to Schedules of Investments and Notes to Financial Statements.
84	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
(g)	Step coupon bond.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2021.
**	Amount is less than $0.50.

Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$ —	$ 57,925,666	$ —	$ 57,925,666
Agency Mortgage Backed	—	51,642,390	—	51,642,390
Agency Collateralized Mortgage Obligations	—	1,730,201	—	1,730,201
Asset Backed	—	3,252,662	—	3,252,662
Corporate Notes	—	88,544,110	—	88,544,110
Non-Agency Collateralized Mortgage Obligations	—	19,999,035	—	19,999,035
Sovereign Bonds	—	2,554,741	—	2,554,741
Municipal Bonds and Notes	—	955,788	—	955,788
Preferred Stock	205,495	—	—	205,495
Short-Term Investments	22,276,147	—	—	22,276,147
Total Investments in Securities	$ 22,481,642	$ 226,604,593	$ —	$ 249,086,235
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	$ —	$ 616,675	$ —	$ 616,675
Long Futures Contracts - Unrealized Appreciation	275,257	—	—	275,257
Long Futures Contracts - Unrealized Depreciation	(44,523)	—	—	(44,523)
Short Futures Contracts - Unrealized Appreciation	1,352	—	—	1,352
Short Futures Contracts - Unrealized Depreciation	(195,146)	—	—	(195,146)
Total Other Financial Instruments	$ 36,940	$ 616,675	$ —	$ 653,615
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	30,523,302	$30,523,302	$65,050,862	$73,298,017	$—	$—	22,276,147	$22,276,147	$3,841
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	85

Elfun Government Money Market Fund
Fund Information — June 30, 2021 (Unaudited)
Sector Allocation
Portfolio Composition as a % of Fair Value of $141,324 (in thousands) as of June 30, 2021 (a)

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
86	Elfun Government Money Market Fund

Elfun Government Money Market Fund
Understanding Your Fund’s Expenses — June 30, 2021 (Unaudited)
As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2021.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the
beginning of the period January 1, 2021	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2021	$1,000.00	$1,024.40
Expenses Paid During Period*	$ 0.40	$ 0.40
*	Expenses are equal to the Fund's annualized net expense ratio of 0.08%** (for the period January 1, 2021 - June 30, 2021), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Elfun Government Money Market Fund	87

Elfun Government Money Market Fund
Schedule of Investments — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Short-Term Investments - 103.8% †
U.S. Treasuries - 55.9%
U.S. Cash Management Bills
0.02% 08/12/21 (a)(b)	$ 1,000,000	$ 999,982
0.03% 10/12/21 (a)	2,000,000	1,999,828
0.05% 08/12/21 (a)(b)	3,500,000	3,499,796
0.05% 10/26/21 (a)	2,000,000	1,999,683
U.S. Treasury Bills
0.00% 07/01/21 - 07/08/21 (a)	3,921,000	3,920,999
0.01% 07/01/21 - 07/13/21 (a)	3,898,000	3,897,996
0.03% 08/10/21 - 09/16/21 (a)	2,000,000	1,999,918
0.04% 07/20/21 - 12/16/21 (a)	6,059,000	6,058,141
0.05% 07/06/21 - 12/23/21 (a)	13,550,000	13,548,839
0.06% 07/20/21 - 09/16/21 (a)	6,720,000	6,719,394
0.06% 12/30/21 (a)(b)	1,200,000	1,199,659
0.07% 08/05/21 - 03/24/22 (a)	2,500,000	2,499,155
0.08% 07/06/21 (a)	1,500,000	1,499,983
0.09% 07/08/21 - 07/29/21 (a)	6,250,000	6,249,728
0.10% 07/01/21 - 07/29/21 (a)	3,800,000	3,799,876
U.S. Treasury Bonds
0.13% 08/15/21	1,670,000	1,686,758
U.S. Treasury Notes
1.13% 09/30/21	300,000	300,798
1.75% 07/31/21	480,000	480,672
2.00% 10/31/21 - 12/31/21	327,000	329,323
2.13% 09/30/21	400,000	402,059
2.88% 10/15/21	694,000	699,651
U.S. Treasury Notes 0.03% - 3 month Treasury Money Market Yield
0.08% 04/30/23 (c)	1,000,000	1,000,074
U.S. Treasury Notes 0.05% - 3 month Treasury Money Market Yield
0.10% 01/31/23 (c)	579,000	579,199
U.S. Treasury Notes 0.06% - 3 month Treasury Money Market Yield
0.11% 07/31/22 - 10/31/22 (c)	3,805,000	3,805,650
	Principal Amount	Fair Value
U.S. Treasury Notes 0.11% - 3 month Treasury Money Market Yield
0.16% 04/30/22 (c)	$ 2,555,000	$ 2,556,368
U.S. Treasury Notes 0.15% - 3 month Treasury Money Market Yield
0.20% 01/31/22 (c)	1,500,000	1,501,038
U.S. Treasury Notes 0.22% - 3 month Treasury Money Market yield
0.27% 07/31/21 (c)	1,380,000	1,380,112
U.S. Treasury Notes 0.30% - 3 month Treasury Money Market Yield
0.35% 10/31/21 (c)	1,500,000	1,501,167
		76,115,846
U.S. Government Agency Obligations - 15.4%
Federal Farm Credit Banks Funding Corp. 0.01% - 1 month USD LIBOR
0.10% 12/28/21 (c)	176,000	175,996
Federal Farm Credit Banks Funding Corp. 0.01% + SOFR
0.06% 06/30/22 - 09/07/22 (c)	1,098,000	1,097,865
Federal Farm Credit Banks Funding Corp. 0.02% + SOFR
0.07% 10/27/22 - 12/14/22 (c)	1,091,000	1,090,931
0.08% 01/12/23 (c)	750,000	749,942
Federal Farm Credit Banks Funding Corp. 0.03% + SOFR
0.08% 05/13/22 - 06/08/22 (c)	1,400,000	1,399,900
Federal Farm Credit Banks Funding Corp. 0.04% - 3 month Treasury money market yield
0.09% 05/03/23 (c)	520,000	520,000
Federal Farm Credit Banks Funding Corp. 0.04% + SOFR
0.09% 07/08/22 - 07/11/22 (c)	1,500,000	1,500,026

See Notes to Schedules of Investments and Notes to Financial Statements.
88	Elfun Government Money Market Fund

Elfun Government Money Market Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Federal Farm Credit Banks Funding Corp. 0.07% + SOFR
0.12% 11/18/22 (c)	$ 750,000	$ 750,000
Federal Farm Credit Banks Funding Corp. 0.09% + SOFR
0.14% 10/07/22 (c)	500,000	500,000
Federal Farm Credit Banks Funding Corp. 0.12% - 3 month USD LIBOR
0.06% 07/22/21 (c)	300,000	300,000
Federal Farm Credit Banks Funding Corp. 0.13% - 3 month Treasury money market yield
0.18% 02/28/22 (c)	400,000	400,000
Federal Farm Credit Discount Notes
0.01% 07/15/21	50,000	50,000
0.07% 10/19/21	230,000	229,951
Federal Home Loan Banks
0.04% 09/21/21 - 11/08/21	1,280,000	1,279,957
0.05% 08/02/21	750,000	749,996
Federal Home Loan Banks 0.01% + SOFR
0.06% 09/10/21 - 04/14/22 (c)	1,100,000	1,100,000
Federal Home Loan Banks 0.02% + SOFR
0.07% 08/23/21 - 09/20/21 (c)	1,350,000	1,350,000
Federal Home Loan Banks 0.03% + SOFR
0.08% 12/27/21 (c)	750,000	750,000
Federal Home Loan Banks 0.04% - 1 month USD LIBOR
0.05% 08/03/21 (c)	1,000,000	1,000,000
Federal Home Loan Banks 0.12% + SOFR
0.17% 10/13/21 (c)	1,200,000	1,200,000
Federal Home Loan Mortgage Corp. 0.16% + SOFR
0.21% 04/20/22 (c)	700,000	700,000
Federal Home Loan Mortgage Corp. 0.24% + SOFR
0.29% 07/23/21 (c)	400,000	400,000
Federal Home Loan Mortgage Corp. 019% + SOFR
0.24% 06/02/22 (c)	750,000	750,000
	Principal Amount	Fair Value
Federal Home Loan Mortgage Corp. 030% + SOFR
0.35% 10/25/21 (c)	$ 300,000	$ 300,000
Federal National Mortgage Assoc. 0.20% + SOFR
0.25% 06/15/22 (c)	700,000	700,000
Federal National Mortgage Assoc. 0.27% + SOFR
0.32% 05/04/22 (c)	750,000	751,648
Federal National Mortgage Assoc. 0.32% + SOFR
0.37% 10/22/21 (c)	350,000	350,000
Federal National Mortgage Assoc. 0.35% + SOFR
0.40% 10/15/21 (c)	400,000	400,000
Federal National Mortgage Assoc. 038% + SOFR
0.38% 10/15/21 (c)	400,000	400,000
		20,946,212
Repurchase Agreements - 32.5%
Banco Santander S.A. Tri Party Repo 0.05% dated 06/30/21, to be repurchased at $10,000,000 on 07/01/21, collateralized by $1,482 Federal Home Loan Mortgage Corp., 5.00% Maturing on 09/01/40, collateralized by $105,614 Federal National Mortgage Association, 4.00% Maturing to 06/01/46, collateralized by $2,470,413 U.S. Treasury Notes, 0.25% to 0.88% Maturing from 04/15/24 to 11/15/30, collateralized by $7,622,499 U.S. Treasury Interest Strips, 0.00% Maturing from 02/15/27 to 08/15/28. 07/01/21	10,000,000	10,000,000

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Government Money Market Fund	89

Elfun Government Money Market Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
BNP Paribas S.A. U.S. Treasury Repo 0.05% dated 06/30/21, to be repurchased at $140,000,000 on 07/01/21, collateralized by $100,614,186 U.S. Treasury Interest Strips, 0.00% Maturing from 02/15/30 to 05/15/48, collateralized by $477,100 U.S. Treasury Bills, 0.00% Maturing from 08/26/21 to 09/09/21, collateralized by $50,548,700 U.S. Treasury Bonds 1.00% - 2.50% Maturing from 07/31/23 – 02/15/48.
07/01/21	$ 12,000,000	$ 12,000,000
Citigroup Global Markets, Inc. 0.05% dated 06/30/21, to be repurchased at $75,000,000 on 07/01/21, collateralized by $76,705,927 U.S. Treasury Notes 0.125% - 6.125% Maturing from 08/15/29 – 07/15/30. 07/01/21	10,000,000	10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury Repo 0.05% dated 06/30/21, to be repurchased at $151,252,000 on 07/01/21, collateralized by $153,687,496 U.S. Treasury Notes, 0.00% Maturing from 02/15/30 to 05/15/48, collateralized by $589,652 U.S. Treasury Bond, 2.25% Maturing from 05/15/41. 07/01/21	12,262,000	12,262,000
		44,262,000
Total Short-Term Investments (Cost $141,324,058)		141,324,058
Liabilities in Excess of Other Assets, net - (3.8)%		(5,158,435)
NET ASSETS - 100.0%		$ 136,165,623
Notes to Schedule of Investments – June 30, 2021 (Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Coupon amount represents effective yield.
(b)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
†	Percentages are based on net assets as of June 30, 2021.
Abbreviations:
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate

See Notes to Schedules of Investments and Notes to Financial Statements.
90	Elfun Government Money Market Fund

Elfun Government Money Market Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$ —	$ 76,115,846	$ —	$ 76,115,846
U.S. Government Agency Obligations	—	20,946,212	—	20,946,212
Repurchase Agreements	—	44,262,000	—	44,262,000
Total Investments in Securities	$ —	$ 141,324,058	$ —	$ 141,324,058
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Government Money Market Fund	91

Elfun International Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/21 (a)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Inception date						1/1/88
Net asset value, beginning of period	$ 26.53	$ 23.69	$ 18.51	$ 22.68	$ 18.73	$ 19.31
Income/(loss) from investment operations:
Net investment income	0.28 (b)	0.29 (b)	0.43 (b)	0.45 (b)	0.34 (b)	0.41
Net realized and unrealized gains/(losses) on investments	1.59	2.86	5.15	(4.16)	3.96	(0.58)
Total income/(loss) from investment operations	1.87	3.15	5.58	(3.71)	4.30	(0.17)
Less distributions from:
Net investment income	—	0.31	0.40	0.46	0.35	0.41
Total distributions	—	0.31	0.40	0.46	0.35	0.41
Net asset value, end of period	$ 28.40	$ 26.53	$ 23.69	$ 18.51	$ 22.68	$ 18.73
Total Return(c)	7.05%	13.31%	30.14%	(16.33)%	22.99%	(0.86)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$209,036	$201,200	$199,123	$183,982	$237,769	$208,044
Ratios to average net assets:
Net expenses	0.38% (d)	0.40%	0.38%	0.36%	0.36%	0.37% (e)(f)
Gross expenses	0.38% (d)	0.40%	0.38%	0.36%	0.36%	0.43% (e)(f)
Net investment income	2.03% (d)	1.31%	2.02%	2.06%	1.64%	2.11%
Portfolio turnover rate	9%	20%	15%	27%	30%	33%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
(e)	Reflects a voluntary reimbursement of other operating expenses by GE Asset Management, Inc., the Fund's investment adviser and administrator prior to July 1, 2016.
(f)	The net and gross expense ratios include the refunded custody expense. Without the effect of the refunded custody expense, the net and gross ratio would have been 0.40% and 0.47%, respectively.
The accompanying Notes are an integral part of these financial statements.
92	Financial Highlights

Elfun Trusts
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/21 (a)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Inception date						5/27/35
Net asset value, beginning of period	$ 71.55	$ 62.16	$ 50.14	$ 60.36	$ 53.23	$ 54.59
Income/(loss) from investment operations:
Net investment income	0.34 (b)	0.64 (b)	0.71 (b)	0.74 (b)	0.76 (b)	0.81
Net realized and unrealized gains/(losses) on investments	10.89	14.90	17.15	(2.85)	12.88	2.54
Total income/(loss) from investment operations	11.23	15.54	17.86	(2.11)	13.65	3.35
Less distributions from:
Net investment income	—	0.69	0.67	0.76	0.78	0.79
Net realized gains	—	5.46	5.17	7.35	5.74	3.92
Total distributions	—	6.15	5.84	8.11	6.52	4.71
Net asset value, end of period	$ 82.78	$ 71.55	$ 62.16	$ 50.14	$ 60.36	$ 53.23
Total Return(c)	15.70%	25.07%	35.57%	(3.39)%	25.61%	6.08%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$3,867,801	$3,419,765	$2,979,222	$2,427,667	$2,737,919	$2,331,966
Ratios to average net assets:
Net expenses	0.18% (d)	0.18%	0.18%	0.19%	0.18%	0.18%
Gross expenses	0.18% (d)	0.18%	0.18%	0.19%	0.18%	0.18%
Net investment income	0.90% (d)	0.99%	1.20%	1.17%	1.25%	1.43%
Portfolio turnover rate	10%	25%	17%	18%	16%	15%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	93

Elfun Diversified Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/21 (a)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Inception date						1/1/88
Net asset value, beginning of period	$ 20.97	$ 19.54	$ 17.02	$ 18.60	$ 17.91	$ 17.50
Income/(loss) from investment operations:
Net investment income	0.10 (b)	0.37 (b)	0.41 (b)	0.42 (b)	0.43 (b)	0.38
Net realized and unrealized gains/(losses) on investments	1.46	2.02	2.93	(1.45)	2.32	0.58
Total income/(loss) from investment operations	1.56	2.39	3.34	(1.03)	2.75	0.96
Less distributions from:
Net investment income	—	0.38	0.42	0.43	0.46	0.36
Net realized gains	—	0.58	0.40	0.12	1.60	0.19
Total distributions	—	0.96	0.82	0.55	2.06	0.55
Net asset value, end of period	$ 22.53	$ 20.97	$ 19.54	$ 17.02	$ 18.60	$ 17.91
Total Return(c)	7.44%	12.23%	19.58%	(5.51)%	15.40%	5.48%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$212,400	$205,144	$199,011	$181,943	$209,939	$198,938
Ratios to average net assets:
Net expenses	0.32% (d)	0.31%	0.30%	0.33%	0.40%	0.39% (e)
Gross expenses	0.32% (d)	0.31%	0.30%	0.33%	0.40%	0.39% (e)
Net investment income	0.94% (d)	1.88%	2.20%	2.26%	2.23%	1.98%
Portfolio turnover rate	25% (f)	56% (f)	162%	72%	186%	116%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
(e)	The net and gross expense ratios include the refunded custody expense. Without the effect of the refunded custody expense, the ratios would have been 0.45%.
(f)	The portfolio turnover calculated for the periods ended 6/30/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 43% and 136%, respectively.
The accompanying Notes are an integral part of these financial statements.
94	Financial Highlights

Elfun Tax-Exempt Income Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/21 (a)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Inception date						1/1/80
Net asset value, beginning of period	$ 11.67	$ 11.54	$ 11.19	$ 11.55	$ 11.48	$ 11.88
Income/(loss) from investment operations:
Net investment income	0.15 (b)	0.37 (b)	0.38 (b)	0.46 (b)	0.46 (b)	0.46
Net realized and unrealized gains/(losses) on investments	(0.03)	0.17	0.41	(0.36)	0.07	(0.40)
Total income from investment operations	0.12	0.54	0.79	0.10	0.53	0.06
Less distributions from:
Net investment income	0.19	0.41	0.44	0.46	0.46	0.46
Total distributions	0.19	0.41	0.44	0.46	0.46	0.46
Net asset value, end of period	$ 11.60	$ 11.67	$ 11.54	$ 11.19	$ 11.55	$ 11.48
Total Return(c)	1.01%	4.77%	7.13%	0.90%	4.71%	0.42%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,307,345	$1,341,617	$1,377,821	$1,376,980	$1,471,350	$1,495,248
Ratios to average net assets:
Net expenses	0.21% (d)	0.21%	0.20%	0.21%	0.20%	0.20%
Gross expenses	0.21% (d)	0.21%	0.20%	0.21%	0.20%	0.20%
Net investment income	2.67% (d)	3.24%	3.35%	4.06%	4.00%	3.84%
Portfolio turnover rate	25%	41%	25%	18%	26%	31%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	95

Elfun Income Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/21 (a)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Inception date						12/31/84
Net asset value, beginning of period	$ 12.25	$ 11.74	$ 11.02	$ 11.44	$ 11.28	$ 11.26
Income/(loss) from investment operations:
Net investment income	0.13 (b)	0.29 (b)	0.32 (b)	0.32 (b)	0.29 (b)	0.30
Net realized and unrealized gains/(losses) on investments	(0.27)	0.63	0.73	(0.41)	0.15	0.09
Total income/(loss) from investment operations	(0.14)	0.92	1.05	(0.09)	0.44	0.39
Less distributions from:
Net investment income	0.14	0.34	0.33	0.33	0.28	0.28
Net realized gains	—	0.07	—	—	—	0.09
Total distributions	0.14	0.41	0.33	0.33	0.28	0.37
Net asset value, end of period	$ 11.97	$ 12.25	$ 11.74	$ 11.02	$ 11.44	$ 11.28
Total Return(c)	(1.11)%	8.03%	9.50%	(0.80)%	3.90%	3.52%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$237,502	$244,329	$233,663	$229,477	$261,189	$276,142
Ratios to average net assets:
Net expenses	0.30% (d)	0.27%	0.29%	0.34%	0.33%	0.31%
Gross expenses	0.30% (d)	0.27%	0.29%	0.34%	0.33%	0.31%
Net investment income	2.17% (d)	2.44%	2.77%	2.88%	2.54%	2.63%
Portfolio turnover rate	42% (e)	108% (e)	107%	207%	299%	238%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
(e)	The portfolio turnover calculated for the periods ended 6/30/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 80% and 255%, respectively.
The accompanying Notes are an integral part of these financial statements.
96	Financial Highlights

Elfun Government Money Market Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/21 (a)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Inception date						6/13/90
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income/(loss) from investment operations:
Net investment income	— (b)	0.00 (b)(c)	0.02 (b)	0.02 (b)	0.01 (b)	0.00 (c)
Total income from investment operations	—	0.00	0.02	0.02	0.01	0.00 (c)
Less distributions from:
Net investment income	—	0.00 (c)	0.02	0.02	0.01	0.00 (c)
Net realized gains	—	—	—	—	0.00 (c)	—
Total distributions	—	0.00 (c)	0.02	0.02	0.01	0.00 (c)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return(d)	—%	0.32%	1.99%	1.55%	0.58%	0.06%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$136,166	$153,251	$128,561	$104,275	$109,828	$111,339
Ratios to average net assets:
Net expenses	0.08% (e)	0.19%	0.26%	0.32%	0.34%	0.49% (f)
Gross expenses	0.28% (e)	0.25%	0.26%	0.32%	0.34%	0.49% (f)
Net investment income (loss)	—% (e)	0.30%	1.96%	1.53%	0.56%	(0.11)% (f)
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Rounds to less than $0.005.
(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(e)	Annualized for periods less than one year.
(f)	Ratio includes income tax expense. Without this expense, the net and gross expense ratios would have been 0.33% and the net investment income ratio would have been 0.05%.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	97

Elfun Funds
Statements of Assets and Liabilities — June 30, 2021 (Unaudited)
	Elfun International Equity Fund	Elfun Trusts
Assets
Investments in securities, at fair value (cost $131,631,074; $1,790,634,551; $120,983,776; $1,193,455,009; $218,247,609 and $0, respectively)	$ 201,342,796	$ 3,843,493,170
Investments in affiliated securities, at fair value (cost $0; $0; $39,474,736; $0; $0 and $0, respectively)	—	—
Short-term investments, at fair value (cost $0; $0; $357,120; $0; $0 and $97,062,058, respectively)	—	—
Short-term affiliated investments, at fair value	5,690,134	19,562,838
Repurchase agreements	—	—
Cash	—	144,255
Net cash collateral on deposit with broker for future contracts	308,481	—
Foreign currency (cost $320,959; $0; $32,761; $0; $0 and $0, respectively)	320,319	—
Receivable from Adviser	—	—
Receivable for investments sold	1,218,552	59,079,717
Income receivables	893,004	2,776,199
Receivable for fund shares sold	3,782	24,752
Income receivable from affiliated investments	20	198
Receivable for accumulated variation margin on swap contracts	—	—
Receivable for accumulated variation margin on futures contracts	—	—
Total assets	209,777,088	3,925,081,129
Liabilities
Distribution payable to shareholders	—	—
Net cash collateral on futures contracts due to broker	—	—
Net cash collateral on swap contracts due to broker	—	—
Payable for investments purchased	539,482	56,210,213
Payable for fund shares redeemed	4,480	229,298
Payable for accumulated variation margin on futures contracts	58,265	—
Payable to the Adviser	36,664	440,191
Payable for custody, fund accounting and sub-administration fees	24,251	117,309
Accrued other expenses	77,888	282,939
Total liabilities	741,030	57,279,950

Net Assets	$ 209,036,058	$ 3,867,801,179
Net Assets Consist of:
Capital paid in	$ 130,423,551	$ 1,569,740,517
Total distributable earnings (loss)	78,612,507	2,298,060,662
Net Assets	$ 209,036,058	$ 3,867,801,179
Shares outstanding (Par value $10; $10; $10; $10; $10; and $1, respectively; unlimited shares authorized)	7,361,152	46,726,078
Net asset value, offering and redemption price per share	$ 28.40	$ 82.78
The accompanying Notes are an integral part of these financial statements.
98	Statements of Assets and Liabilities

Elfun Diversified Fund	Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$ 155,519,808	$ 1,287,065,413	$ 226,810,088	$ —
52,291,027	—	—	—
357,120	—	—	97,062,058
8,213,595	15,525,103	22,276,147	—
—	—	—	44,262,000
62,408	—	178,116	825
21,999	—	—	—
34,642	—	—	—
—	—	—	19,640
898,742	4,077,463	2,099,437	—
414,690	15,000,175	1,105,333	—
389	184,040	53,105	104,638
493	189	459	70,358
140,958	—	416,086	—
12,388	—	39,778	—
217,968,259	1,321,852,383	252,978,549	141,519,519

—	989,824	97,094	870
—	—	38,640	—
139,244	—	415,983	—
5,302,981	13,121,447	14,783,802	5,199,211
2,454	37,850	2,622	85,369
—	—	—	—
30,713	172,321	32,366	—
12,396	42,049	16,544	12,564
80,582	143,434	89,149	55,882
5,568,370	14,506,925	15,476,200	5,353,896

$ 212,399,889	$ 1,307,345,458	$ 237,502,349	$ 136,165,623

$ 156,135,667	$ 1,254,540,409	$ 226,656,873	$ 136,165,548
56,264,222	52,805,049	10,845,476	75
$ 212,399,889	$ 1,307,345,458	$ 237,502,349	$ 136,165,623
9,427,745	112,667,256	19,835,868	136,165,549
$ 22.53	$ 11.60	$ 11.97	$ 1.00
The accompanying Notes are an integral part of these financial statements.
Statements of Assets and Liabilities	99

Elfun Funds
Statements of Operations — For the period ended June 30, 2021 (Unaudited)
	Elfun International Equity Fund	Elfun Trusts
Investment Income
Income
Dividend	$ 2,816,873	$ 19,411,885
Interest	—	—
Income from affiliated investments	356	3,065
Less: Foreign taxes withheld	(350,790)	—
Total income	2,466,439	19,414,950
Expenses
Advisory and administration fees	215,266	2,528,791
Blue Sky fees	24,366	26,466
Transfer agent fees	65,910	295,548
Trustees' fees	10,117	22,898
Custody, fund accounting and sub-administration fees	45,640	233,807
Professional fees	20,042	29,717
Printing and shareholder reports	4,433	30,211
Other expenses	4,248	66,103
Total expenses before waivers	390,022	3,233,541
Fees waived and/or recouped by the adviser	—	—
Total expenses	390,022	3,233,541
Net investment income	$ 2,076,417	$ 16,181,409
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 10,100,322	$ 160,477,137
Affiliated investments	—	—
Futures	181,732	—
Swap contracts	—	—
Foreign currency transactions	(4,287)	—
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	1,807,764	353,158,552
Affiliated investments	—	—
Futures	(89,051)	—
Swap contracts	—	—
Foreign currency translations	(28,104)	—
Net realized and unrealized gain (loss) on investments	11,968,376	513,635,689
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 14,044,793	$ 529,817,098
The accompanying Notes are an integral part of these financial statements.
100	Statements of Operations

Elfun Diversified Fund	Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$ 571,642	$ —	$ 5,055	$ —
742,685	18,927,533	2,897,449	58,352
1,817	2,082	3,841	—
(12,059)	—	8	—
1,304,085	18,929,615	2,906,353	58,352

176,258	1,050,835	200,036	72,806
23,592	20,671	18,551	30,295
55,828	123,869	64,868	42,509
10,173	14,626	10,310	10,347
24,032	92,280	25,744	23,499
23,968	23,311	20,646	15,047
9,837	16,598	10,787	3,373
8,266	28,129	5,242	2,593
331,954	1,370,319	356,184	200,469
(2,074)	—	(5,060)	(142,117)
329,880	1,370,319	351,124	58,352
$ 974,205	$ 17,559,296	$ 2,555,229	$ —

$ 4,608,672	$ 622,509	$ 339,281	$ 55
1,122,824	—	—	—
212,927	—	(50,757)	—
103,412	—	359,401	—
28	—	—	—

4,344,311	(4,191,215)	(5,804,222)	—
3,741,110	—	—	—
20,114	—	127,386	—
(54,955)	—	(206,630)	—
(1,967)	—	—	—
14,096,476	(3,568,706)	(5,235,541)	55
$ 15,070,681	$ 13,990,590	$ (2,680,312)	$ 55
The accompanying Notes are an integral part of these financial statements.
Statements of Operations	101

Elfun Funds
Statements of Changes in Net Assets
	Elfun International Equity Fund		Elfun Trusts
	Six Months Ended June 30, 2021(a)	Year Ended December 31, 2020	Six Months Ended June 30, 2021(a)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 2,076,417	$ 2,346,194	$ 16,181,409	$ 29,717,403
Net realized gain (loss) on investments, futures, swap contracts and foreign currency related transactions	10,277,767	6,626,656	160,477,137	300,529,246
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures, swap contracts and foreign currency translations	1,690,609	13,147,572	353,158,552	372,773,690
Net increase (decrease) from operations	14,044,793	22,120,422	529,817,098	703,020,339
Distributions to shareholders:
Total distributions	—	(2,337,004)	—	(274,667,801)
Increase (decrease) in assets from operations and distributions	14,044,793	19,783,418	529,817,098	428,352,538
Share transactions:
Proceeds from sale of shares	1,421,979	2,457,542	44,327,495	45,796,196
Value of distributions reinvested	—	1,985,105	—	222,501,029
Cost of shares redeemed	(7,630,334)	(22,149,800)	(126,107,982)	(256,107,578)
Net increase (decrease) from share transactions	(6,208,355)	(17,707,153)	(81,780,487)	12,189,647
Total increase (decrease) in net assets	7,836,438	2,076,265	448,036,611	440,542,185
Net Assets
Beginning of period	201,199,620	199,123,355	3,419,764,568	2,979,222,383
End of period	$ 209,036,058	$ 201,199,620	$ 3,867,801,179	$ 3,419,764,568
Changes in Fund Shares
Shares sold	51,634	108,621	575,723	722,453
Issued for distributions reinvested	—	75,594	—	3,129,850
Shares redeemed	(275,270)	(1,003,180)	(1,645,043)	(3,985,879)
Net decrease in fund shares	(223,636)	(818,965)	(1,069,320)	(133,576)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
102	Statements of Changes in Net Assets

Elfun Diversified Fund		Elfun Tax-Exempt Income Fund
Six Months Ended June 30, 2021(a)	Year Ended December 31, 2020	Six Months Ended June 30, 2021(a)	Year Ended December 31, 2020

$ 974,205	$ 3,586,449	$ 17,559,296	$ 44,094,879
6,047,863	6,534,162	622,509	4,407,456
8,048,613	12,437,859	(4,191,215)	13,694,428
15,070,681	22,558,470	13,990,590	62,196,763

—	(8,960,718)	(21,305,250)	(48,325,050)
15,070,681	13,597,752	(7,314,660)	13,871,713

2,262,151	3,785,727	22,562,721	41,276,872
—	7,866,484	14,997,875	33,451,744
(10,077,432)	(19,116,022)	(64,516,986)	(124,804,390)
(7,815,281)	(7,463,811)	(26,956,390)	(50,075,774)
7,255,400	6,133,941	(34,271,050)	(36,204,061)

205,144,489	199,010,548	1,341,616,508	1,377,820,569
$ 212,399,889	$ 205,144,489	$ 1,307,345,458	$ 1,341,616,508

105,369	195,500	1,943,900	3,579,983
—	377,652	1,296,092	2,898,136
(462,246)	(975,718)	(5,570,788)	(10,850,214)
(356,877)	(402,566)	(2,330,796)	(4,372,095)
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	103

Elfun Funds
Statements of Changes in Net Assets
	Elfun Income Fund		Elfun Government Money Market Fund
	Six Months Ended June 30, 2021(a)	Year Ended December 31, 2020	Six Months Ended June 30, 2021(a)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 2,555,229	$ 5,852,671	$ —	$ 429,266
Net realized gain (loss) on investments, futures and swap contracts	647,925	4,968,717	55	733
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	(5,883,466)	7,419,338	—	—
Net increase (decrease) from operations	(2,680,312)	18,240,726	55	429,999
Distributions to shareholders:
Total distributions	(2,834,401)	(8,154,872)	—	(429,266)
Increase (decrease) in assets from operations and distributions	(5,514,713)	10,085,854	55	733
Share transactions:
Proceeds from sale of shares	13,622,134	20,105,165	20,195,338	83,804,743
Value of distributions reinvested	2,190,868	6,265,018	422	411,968
Cost of shares redeemed	(17,125,186)	(25,789,410)	(37,281,157)	(59,527,146)
Net increase (decrease) from share transactions	(1,312,184)	580,773	(17,085,397)	24,689,565
Total increase (decrease) in net assets	(6,826,897)	10,666,627	(17,085,342)	24,690,298
Net Assets
Beginning of period	244,329,246	233,662,619	153,250,965	128,560,667
End of period	$ 237,502,349	$ 244,329,246	$ 136,165,623	$ 153,250,965
Changes in Fund Shares
Shares sold	1,140,452	1,672,210	20,195,338	83,804,743
Issued for distributions reinvested	183,531	516,439	422	411,969
Shares redeemed	(1,436,517)	(2,150,956)	(37,281,157)	(59,527,146)
Net increase (decrease) in fund shares	(112,534)	37,693	(17,085,397)	24,689,566
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
104	Statements of Changes in Net Assets

Elfun Funds
Notes to Financial Statements — June 30, 2021 (Unaudited)
1. Organization of the Funds
The Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund (each, a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Fund is a diversified investment company within the meaning of the 1940 Act.
Under each Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
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•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.
•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2021 is disclosed in the Fund’s Schedule of Investments.
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Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Expenses Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not Fund specific are allocated pro rata across the Funds.
Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
3.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the period, the Elfun Diversified Fund and Elfun Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the applicable Fund’s Schedule of Investments. A Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, a Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions Certain Funds may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
A Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A Fund may also enter into TBA agreements and
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settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties. A Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Repurchase Agreements Certain Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to a Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s the principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2021, the Elfun Government Money Market Fund had invested in repurchase agreements with the gross values of $44,262,000 and associated collateral equal to $45,172,954.
4.Derivative Financial Instruments
Futures Contracts Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
During the period ended June 30, 2021, the following Funds entered into futures contracts for strategies listed below:
Funds	Strategies
Elfun International Equity Fund	Equitization of Cash
Elfun Diversified Fund	Management of Interest Rate Risk and Equitization of Cash
Elfun Income Fund	Management of Interest Rate Risk
Credit Default Swaps During the period ended June 30, 2021, the Elfun Diversified Fund and Elfun Income Fund engaged in credit default swaps to manage credit risk. When a Fund is the buyer in a credit default swap contract, a Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, a Fund pays the counterparty a periodic stream of
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payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, a Fund loses its investment and recovers nothing. However, if a credit event occurs, a Fund receives full notional value for a referenced debt obligation that may have little or no value. When a Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, a Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that a Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by a Fund for the same referenced obligation.
As the seller, a Fund may create economic leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. A Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. A Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. A Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if a Fund had invested in the referenced debt obligation directly. If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will not earn any return on its investment. If a Fund is a seller of a credit default swap, a Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject a Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Interest Rate Swaps Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.
During the period ended June 30, 2021, the Elfun Diversified Fund and Elfun Income Fund entered into interest rate swaps in order to manage exposure to interest rates.
Options on Exchanged-Traded Futures Contracts Certain Funds may purchase and write options, including options on exchanged-traded futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. A Fund will not enter into a transaction involving options for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.
When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a
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premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.
During the period ended June 30, 2021, the Elfun Diversified Fund and the Elfun Income Fund purchased and wrote options in order to manage interest rate risk.
The following tables summarize the value of the Funds’ derivative instruments as of June 30, 2021 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risks	Equity Contracts Risks	Commodity Contracts Risks	Total
Elfun Diversified Fund
Futures Contracts	$ —	$ —	$ —	$ 12,388	$ —	$ 12,388
Swap Contracts	—	—	140,958	—	—	140,958
Elfun Income Fund
Futures Contracts	$ 39,778	$ —	$ —	$ —	$ —	$ 39,778
Swap Contracts	—	—	416,086	—	—	416,086

Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risks	Equity Contracts Risks	Commodity Contracts Risks	Total
Elfun International Equity Fund
Futures Contracts	$ —	$ —	$ —	$ (58,265)	$ —	$ (58,265)

Realized Gain/Loss
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risks	Equity Contracts Risks	Commodity Contracts Risks	Total
Elfun International Equity Fund
Futures Contracts	$ —	$ —	$ —	$ 181,732	$ —	$ 181,732
Elfun Diversified Fund
Futures Contracts	$ 124,412	$ —	$ —	$ 88,515	$ —	$ 212,927
Swap Contracts	—	—	103,412	—	—	103,412
Elfun Income Fund
Futures Contracts	$ (50,757)	$ —	$ —	$ —	$ —	$ (50,757)
Swap Contracts	—	—	359,401	—	—	359,401

Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risks	Equity Contracts Risks	Commodity Contracts Risks	Total
Elfun International Equity Fund
Futures Contracts	$ —	$ —	$ —	$ (89,051)	$ —	$ (89,051)
Elfun Diversified Fund
Futures Contracts	$ 24,893	$ —	$ —	$ (4,779)	$ —	$ 20,114
Swap Contracts	—	—	(54,955)	—	—	(54,955)
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Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risks	Equity Contracts Risks	Commodity Contracts Risks	Total
Elfun Income Fund
Futures Contracts	$ 127,386	$ —	$ —	$ —	$ —	$ 127,386
Swap Contracts	—	—	(206,630)	—	—	(206,630)
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:
Fund	Management Fee
Elfun International Equity Fund	0.21%
Elfun Trusts	0.14%
Elfun Diversified Fund	0.17%
Elfun Tax-Exempt Income Fund	0.16%
Elfun Income Fund	0.17%
Elfun Government Money Market Fund	0.10%
SSGA FM is contractually obligated until April 30, 2022 to waive its Management Fee and/or reimburse certain expenses for the Elfun Diversified Fund and Elfun Income Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from each Fund’s holdings in acquired funds for cash management purposes, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to April 30, 2022 except with approval of the Board.
Amounts waived or reimbursed are included in the respective Statement of Operations.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Elfun Government Money Market Fund to the extent necessary to attempt to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a "Voluntary Reduction"). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Elfun Government Money Market Fund has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Elfun Government Money Market Fund. A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Elfun Government Money Market Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Elfun Government Money Market Fund will be able to avoid a negative yield. The Elfun Government Money Market Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
As of June 30, 2021, SSGA FM has not recouped any expenses from the Elfun Government Money Market Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2023	$ 78,761
12/31/2024	$142,117
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Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Funds. Amounts paid by the Funds to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statements of Operations.
Other Transactions with Affiliates The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2021 are disclosed in the Schedule of Investments.
6.Trustees' Fees
The fees and expenses of each Fund’s trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2021 were as follows:
	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Elfun International Equity Fund	$ —	$ —	$ 17,236,865	$ 24,374,986
Elfun Trusts	—	—	374,319,743	414,227,799
Elfun Diversified Fund	25,724,084	15,384,292	22,857,733	36,106,582
Elfun Tax-Exempt Income Fund	—	—	328,412,334	363,079,701
Elfun Income Fund	64,875,113	47,113,609	29,822,524	40,854,978
8.Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to the federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds' tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
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As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Elfun International Equity Fund	$ 138,493,859	$ 72,398,422	$ 3,917,694	$ 68,480,728
Elfun Trusts	1,810,269,768	2,087,038,303	34,252,063	2,052,786,240
Elfun Diversified Fund	169,471,512	49,224,900	2,094,527	47,130,373
Elfun Tax-Exempt Income Fund	1,231,167,052	74,521,872	3,098,408	71,423,464
Elfun Income Fund	242,335,072	8,338,382	933,604	7,404,778
Elfun Government Money Market Fund	141,324,058	—	—	—
9.Line of Credit
The Funds (excluding the Elfun Government Money Market Fund) and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Funds had no outstanding loans as of June 30, 2021.
10.Risks
Concentration Risk As a result of a Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund's investments more than if a Fund was more broadly diversified.
Interest Rate Risk Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of a Fund’s investments.
Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk A Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general
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market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022 or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2021, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the NAV of each Fund. With respect to each Fund’s results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
114	Notes to Financial Statements

Elfun Funds
Other Information — June 30, 2021 (Unaudited)
Proxy Voting Policies and Procedures and Record
The Funds have adopted the proxy voting policies of the Adviser. A description of the Funds' proxy voting policies and procedures that are used by the Funds' investment Adviser to vote proxies relating to Funds' portfolio of securities are available (i) without charge, upon request, by calling 1-800-242-0134 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the investment Adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to their reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov, and on the Funds' website at www.ssga.com. The Funds' schedules of investments are available upon request, without charge, by calling 1-800-242-0134.
Other Information	115

Elfun Funds
Other Information, continued — June 30, 2021 (Unaudited)
Trustee Considerations in Approving Continuation of Investment Advisory Agreements1,2
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.3
Consistent with these requirements, the Board of Trustees (the “Board”) of the Elfun Funds, met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each Fund, the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Trustees considered, among other things, the following:
The “Elfun Funds” include the Elfun Trusts, Elfun International Equity Fund, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun Government Money Market Fund (each, a “Fund” and collectively, the “Funds”).
___________________________________________
1 The “Elfun Funds” include the Elfun Trusts, Elfun International Equity Fund, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun Government Money Market Fund (each, a “Fund” and collectively, the “Funds”).
2 The Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19” pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
3 On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Elfun Funds determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
116	Other Information

Elfun Funds
Other Information, continued — June 30, 2021 (Unaudited)
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and
•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Funds.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Information	117

Elfun Funds
Other Information, continued — June 30, 2021 (Unaudited)
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Funds, as applicable, and the role of the Adviser in managing the Funds’ relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Funds;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
○	SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other Affiliated Service Providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Funds, with respect to its operations relating to the Funds; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds;
•	Information from SSGA FM, State Street and the Distributor with respect to the Funds providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2021, for an additional year with respect to all Funds.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.
118	Other Information

Elfun Funds
Other Information, continued — June 30, 2021 (Unaudited)
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities or money market instruments. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. With respect to the Fund that operates as a money market mutual fund with a stable net asset value, the Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.
Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2020. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of each Fund:
Elfun Trusts. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance, including its discussion of the Fund’s Performance Group and Performance Universe.
Elfun International Equity Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1- and 5-year periods, was equal to the median of its Performance Group for the 10-year period and was below the median of its Performance Group for the 3-year period. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-, 3-, 5- and 10-year periods.
Elfun Diversified Fund. The Board considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Group for the 5-year period and was below the median of its Performance Group for the 1-, 3- and 10-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-, 3-, 5- and 10-year periods.
Other Information	119

Elfun Funds
Other Information, continued — June 30, 2021 (Unaudited)
Elfun Government Money Market Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe and above its Lipper Index for the 1-, 3-, 5- and 10- year periods.
Elfun Income Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3- and 10-year periods and was below the median of its Performance Group for the 5-year period. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1-year period and was above the median of its Performance Universe for the 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-, 3- and 5-year periods and was above its Lipper Index for the 10-year period.
Elfun Tax-Exempt Income Fund. The Board considered that the Fund’s performance was below the medians of Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance, including the impact of market conditions on the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory or is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. Among other information, the Board considered the following expense information in its evaluation of each Fund:
Elfun Trusts. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
Elfun International Equity Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
Elfun Diversified Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
Elfun Government Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
Elfun Income Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
Elfun Tax-Exempt Income Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
120	Other Information

Elfun Funds
Other Information, continued — June 30, 2021 (Unaudited)
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Funds, including, where applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Funds, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
Other Information	121

Trustees
Michael F. Holland, Co-Chairperson
Patrick J. Riley, Co-Chairperson
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Jeanne M. La Porta
Ellen M. Needham
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Sean O’Malley, Chief Legal Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David Lancaster, Assistant Treasurer
David Barr, Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116
ELFUNSAR

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Elfun Income Fund (the “Fund” or “Registrant”).

Item 6. Investments.

(a) Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	ELFUN INCOME FUND

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham

President (Principal Executive Officer)

Date:	September 3, 2021

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	September 3, 2021